UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-05485

Atlas Funds
(Exact name of registrant as specified in charter)

794 Davis Street, San Leandro, California		94577-6900
(Address of principal executive offices)		(Zip code)

W. Lawrence Key, President, Atlas Funds, 794 Davis Street, San Leandro, California 94577-6900
(Name and address of agent for service)

Registrant's telephone number, including area code:		(510) 297-7444

Date of fiscal year end:	12/31/2006

Date of reporting period:	09/30/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2006 is filed herewith.

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas Dual Focus Fund

	shares or	market value
	face amount	(note 1)

Common Stocks - 90.19%
Aerospace & Defense - 5.17%
General Dynamics Corp.	8,900	$637,863
Northrop Grumman Corp.	8,600	585,402
Raytheon Co.	17,700	849,777
Rockwell Collins, Inc.	4,900	268,716
United Technologies Corp.	11,800	747,530
Apparel - .30%
Limited Brands, Inc.	6,700	177,483
Banks - 7.72%
Bank of America Corp.	31,100	1,666,027
Bank of Montreal	11,000	665,265
Bank of New York Co., Inc. (The)	2,700	95,202
National Bank of Canada	10,800	589,398
SunTrust Banks, Inc.	3,500	270,480
U.S. Bancorp	15,200	504,944
Wells Fargo & Co.	22,800	824,904
Beverages - 1.51%
Coca-Cola Co. (The)	6,100	272,548
Diageo PLC	35,600	628,896
Broadcasting & Cable TV - .83%
CBS Corp. - Class B	17,700	498,609
Chemicals - 2.41%
Dow Chemical Co. (The)	4,200	163,716
E.I. du Pont de Nemours & Co.	12,300	526,932
Olin Corp.	7,600	116,736
Praxair, Inc.	3,800	224,808
Rohm & Haas Co.	8,600	407,210
Coal - 1.43%
Peabody Energy Corp.	23,200	853,296
Computers - 1.37%
Hewlett-Packard Co.	13,400	491,646
International Business Machines Corp.	4,000	327,760
Cosmetics & Personal Care - 1.25%
Avon Products, Inc.	11,100	340,326
Kimberly-Clark Corp.	6,200	405,232
Diversified Chemicals - .80%
Air Products & Chemicals, Inc.	4,400	292,028
Lyondell Chemical Co.	7,300	185,201
Diversified Financial Services - 4.91%
American Express Co.	3,400	190,672
Ameriprise Financial, Inc.	600	28,140
Citigroup, Inc.	26,300	1,306,321
Freddie Mac	1,500	99,495
JPMorgan Chase & Co.	18,800	882,848
Morgan Stanley	5,900	430,169
Electric Utilities - 9.84%
Ameren Corp.	4,900	258,671
American Electric Power Co., Inc.	5,200	189,124
Consolidated Edison, Inc.	2,500	115,500
Dominion Resources, Inc.	8,200	627,218
Duke Energy Corp.	18,500	558,700
Electrolux AB - Class B	21,400	347,509
Exelon Corp.	7,600	460,104
FirstEnergy Corp.	5,900	329,574
FPL Group, Inc.	6,600	297,000
ITC Holdings Corp.	200	6,240
Northeast Utilities	9,200	214,084
PG&E Corp.	4,900	204,085
Pinnacle West Capital Corp.	4,000	180,200
PPL Corp.	14,600	480,340
Southern Co.	9,200	317,032
TXU Corp.	17,500	1,094,100

1

Wisconsin Energy Corp.	4,700	$202,758
Environmental Services - .24%
Synagro Technologies, Inc.	34,300	144,746
Food Distributors - 1.35%
General Mills, Inc.	3,500	198,100
H.J. Heinz Co.	4,700	197,071
Reddy Ice Holdings, Inc.	1,900	45,980
Unilever NV	14,900	365,646
Forest Products & Paper - 2.39%
International Paper Co.	8,500	294,355
Meadwestvaco Corp.	8,900	235,939
Temple-Inland, Inc.	11,000	441,100
Weyerhaeuser Co.	7,400	455,322
Gas - 1.09%
AGL Resources, Inc.	6,700	244,550
KeySpan Corp.	4,000	164,560
Sempra Energy	4,800	241,200
Health Care - Products - .50%
Johnson & Johnson	4,600	298,724
Household Products - 1.23%
Procter & Gamble Co. (The)	11,900	737,562
Household Products & Wares - 1.29%
Clorox Co.	7,900	497,700
Newell Rubbermaid, Inc.	9,600	271,872
Industrial Conglomerates - .78%
3M Co.	6,300	468,846
Insurance - 2.91%
Lincoln National Corp.	9,200	571,136
Marsh & McLennan Cos., Inc.	5,200	146,380
St. Paul Travelers Cos., Inc. (The)	17,100	801,819
XL Capital Ltd. - Class A	3,200	219,840
Integrated Oil & Gas - 5.30%
BP PLC, Sponsored ADR	9,700	636,126
Chevron Corp.	12,900	836,694
Exxon Mobil Corp.	25,300	1,697,630
Iron & Steel - 7.50%
Alcan, Inc.	6,600	263,142
Alumina Ltd.	66,200	305,408
Aluminum Corp. of China ADR	3,800	242,136
Barrick Gold Corp.	9,200	282,564
BHP Billiton Ltd.	47,800	913,077
Bluescope Steel Ltd.	111,900	540,426
Cameco Corp.	26,300	958,353
Newmont Mining Corp.	1,400	59,850
Rio Tinto Ltd.	14,400	752,336
Southern Copper Corp. (o)	1,800	166,500
Machinery - Construction & Mining - 1.01%
Caterpillar, Inc.	9,200	605,360
Machinery - Diversified - 1.54%
Deere & Co.	7,700	646,107
Rockwell Automation, Inc.	4,700	273,070
Miscellaneous - Manufacturing - 2.17%
General Electric Co.	36,800	1,299,040
Oil & Gas - 7.42%
ConocoPhillips	16,500	982,245
CONSOL Energy, Inc.	18,300	580,659
EnCana Corp.	3,100	144,246
Marathon Oil Corp.	7,500	576,750
Murphy Oil Corp.	10,100	480,255
National Fuel Gas Co.	3,800	138,130
Occidental Petroleum Corp.	8,600	413,746
Total SA	17,000	1,120,980
Oil & Gas Drilling - .39%
GlobalSantaFe Corp.	4,700	234,953
Oil & Gas Equipment & Services - 1.71%
Halliburton Co.	18,700	532,015

2

Schlumberger Ltd.	7,900	$490,037
Pharmaceuticals - 3.19%
Abbott Laboratories	5,600	271,936
Bristol-Myers Squibb Co.	9,800	244,216
Merck & Co., Inc.	6,100	255,590
Pfizer, Inc.	20,900	592,724
Wyeth	10,700	543,988
Pipelines - .79%
Equitable Resources, Inc.	13,500	472,230
Publishing & Printing - 1.05%
McGraw-Hill Cos., Inc. (The)	7,900	458,437
R.R. Donnelley & Sons Co.	5,200	171,392
Real Estate Investment Trusts - 1.29%
Kimco Realty Corp. REIT	6,400	274,368
Simon Property Group, Inc. REIT	2,600	235,612
Taubman Centers, Inc.	5,900	262,078
Restaurants - .47%
Tim Hortons, Inc. (o)	10,600	278,780
Retail - .46%
Federated Department Stores, Inc.	3,200	138,272
Wal-Mart Stores, Inc.	2,800	138,096
Telecommunications - 3.38%
Alltel Corp.	4,200	233,100
Teck Cominco Ltd. - Class B	2,700	169,090
Telus Corp.	7,200	403,239
Verizon Communications, Inc.	32,800	1,217,864
Transportation - .19%
Eagle Bulk Shipping, Inc. (o)	7,100	114,168
Wireless Telecommunication Services - 3.01%
AT&T, Inc.	25,200	820,512
BCE, Inc.	13,800	373,842
BellSouth Corp.	12,800	547,200
Windstream Corp.	4,400	58,036
Total Common Stocks (cost: $53,500,505)		53,926,872

		market value
	face amount	(note 1)

Short-Term Investments - 11.23%

Dreyfus Cash Management Plus Fund (p)	$392,851	$392,851

Goldman Sachs Financial Square Prime Obligations Fund (p)	170,741	170,741

Triparty Repurchase Agreement dated September 29, 2006 with Investors Bank & Trust Co., effective yield of 3.50%, due October 2, 2006, collateralized by U.S. Treasury Bonds, 8.125%, August 15, 2021, with a value of $6,274,917	6,151,880	6,151,880
Total Short-Term Investments (cost: $6,715,472)		6,715,472

Total Securities (cost: $60,215,977) - 101.42%		60,642,344
Other Assets and Liabilities, Net - (1.42)%		(850,461)
Net Assets - 100.00%		$59,791,883

The accompanying notes are an integral part of these statements of investments.

(o)

All or part of this security position is on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 is $546,052 for Dual Focus Fund, $2,995,218 for Emerging Growth Fund, $6,179,102 for Global Growth Fund, $6,027,603 for Growth Opportunities Fund, $2,667,305 for Strategic Growth Fund and $1,731,184 for Value Fund.

3

(p)	This security was purchased with cash collateral held from securities lending.

4

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas Emerging Growth Fund

	shares or	market value
	face amount	(note 1)

Common Stocks - 95.69%
Advertising - 1.32%
Inventiv Health, Inc. (b)	32,710	$1,047,701
R.H. Donnelley Corp.	3,080	162,932
Aerospace & Defense - .94%
Precision Castparts Corp.	4,640	293,062
United Industrial Corp.	10,570	565,495
Air Freight & Couriers - .89%
AAR Corp. (b)	34,240	816,282
Airlines - 1.22%
Alaska Air Group, Inc. (b)	23,370	888,995
US Airways Group, Inc. (b)	5,210	230,959
Apparel & Accessories - .72%
Tween Brands, Inc. (b)	17,550	659,880
Auto Parts & Equipment - 1.17%
Autoliv, Inc.	2,950	162,574
Harsco Corp.	2,490	193,348
Tenneco, Inc. (b)	30,570	715,032
Banks - 3.67%
Cullen/Frost Bankers, Inc.	4,200	242,844
East-West Bancorp, Inc.	4,990	197,654
First Community Bancorp	11,790	659,650
First Midwest Bancorp, Inc.	21,620	819,182
Greater Bay Bancorp	26,070	735,435
Provident Bankshares Corp.	14,810	548,710
SVB Financial Group (b)	3,630	162,043
Chemicals - .41%
Arch Chemicals, Inc.	13,270	377,531
Commercial Services - 2.30%
Brink’s Co. (The)	3,060	162,364
FTI Consulting, Inc. (b)	22,320	559,339
Itron, Inc. (b) (o)	15,040	839,232
Tetra Tech, Inc. (b)	31,470	548,207
Computers - 2.37%
BMC Software, Inc. (b)	6,630	180,469
Brocade Communications Systems, Inc. (b)	118,900	839,434
CACI International, Inc. - Class A (b)	11,060	608,411
Gartner, Inc. (b)	30,680	539,661
Consumer Electronics - 1.57%
ATMI, Inc. (b) (o)	25,610	744,483
Integrated Device Technology, Inc. (b)	9,770	156,906
ON Semiconductor Corp. (b)	91,730	539,372
Consumer Finance - .22%
Lazard Ltd. - Class A	5,110	204,298
Diversified Chemicals - .58%
Om Group, Inc. (b)	12,170	534,750
Diversified Financial Services - 3.63%
GFI Group, Inc. (b)	18,360	1,015,124
International Securities Exchange, Inc. (o)	22,460	1,053,149
Investment Technology Group, Inc. (b)	4,360	195,110
People’s Bank	6,380	252,712
Waddell & Reed Financial, Inc. - Class A	32,770	811,057
Electric - 1.93%
Allete, Inc.	10,460	454,487
El Paso Electric Co. (b)	27,720	619,265
Unisource Energy Corp.	20,910	696,930
Electric Utilities - .29%
Allegheny Energy, Inc. (b)	6,690	268,737
Electrical Components & Equipment - 1.21%
Amphenol Corp. - Class A	3,900	241,527
Belden CDT, Inc.	12,530	479,022
Lincoln Electric Holdings, Inc.	3,490	190,030
ONEOK, Inc.	5,240	198,020

1

Electronics - .95%
Benchmark Electronics, Inc. (b)	32,300	$868,224
Energy - Alternate Sources - .34%
Covanta Holding Corp. (b)	14,590	314,123
Engineering & Construction - 1.30%
Washington Group International, Inc.	20,280	1,193,681
Entertainment - .27%
Warner Music Group Corp.	9,340	242,373
Environmental Services - 1.46%
Clean Harbors, Inc. (b)	30,750	1,339,163
Food - 1.05%
Flowers Foods, Inc.	26,760	719,309
Hormel Foods Corp.	6,720	241,786
Health Care - Products - 2.99%
Dade Behring Holdings, Inc.	5,050	202,808
Haemonetics Corp. (b)	19,970	934,596
NBTY, Inc. (b)	17,810	521,299
PolyMedica Corp. (o)	25,240	1,080,524
Health Care - Services - 4.91%
Covance, Inc. (b)	4,130	274,149
Davita, Inc. (b)	3,970	229,744
Emdeon Corp. (b)	17,560	205,628
Genesis HealthCare Corp. (b)	15,600	743,028
Healthextras, Inc. (b)	20,590	582,903
IMS Health, Inc.	10,180	271,195
Invitrogen Corp. (b)	1,950	123,650
Magellan Health Services, Inc. (b)	15,990	681,174
Psychiatric Solutions, Inc. (b)	25,400	865,886
Sierra Health Services, Inc. (b)	3,540	133,954
Universal Health Services, Inc. - Class B	2,150	128,850
Wellcare Health Plans, Inc. (b)	4,490	254,269
Health Care Distributors & Services - .65%
Techne Corp. (b)	11,710	595,571
Household Products & Wares - 1.69%
Alberto-Culver Co. - Class B	4,760	240,808
Church & Dwight Co., Inc.	6,410	250,695
Jarden Corp. (b)	32,170	1,060,645
Insurance - 3.44%
Assurant, Inc.	5,230	279,334
Delphi Financial Group, Inc. - Class A	23,440	934,787
Fidelity National Financial, Inc.	5,920	246,568
Hanover Insurance Group, Inc.	2,840	126,749
IPC Holdings Ltd.	25,490	775,406
ProAssurance Corp. (b)	15,940	785,523
Internet - 1.13%
WebEx Communications, Inc. (b)	26,480	1,033,250
Iron & Steel - .61%
Brush Engineered Materials, Inc. (b)	22,490	559,326
Leisure Time - .96%
WMS Industries, Inc. (b)	30,170	881,266
Life & Health Insurance - 1.90%
Arch Capital Group Ltd. (b)	4,300	273,007
RLI Corp.	8,890	451,523
Tower Group, Inc.	30,400	1,013,840
Lodging - 1.82%
Pinnacle Entertainment, Inc. (b)	21,120	593,894
Vail Resorts, Inc. (b)	26,830	1,073,737
Machinery - Diversified - 1.21%
Chicago Bridge & Iron Co. N.V.	6,200	149,172
Enpro Industries, Inc. (b) (o)	11,600	348,696
Gardner Denver, Inc. (b)	18,320	606,026
Media - 2.28%
Arris Group, Inc. (b)	60,960	698,602
Lions Gate Entertainment Corp. (b) (o)	37,490	375,275
Polycom, Inc. (b)	41,320	1,013,580

2

Mining - .75%
Randgold Resources Ltd., ADR (b)	33,870	$689,593
Miscellaneous - Manufacturing - 3.28%
Cameron International Corp. (b)	3,530	170,534
Carlisle Cos., Inc.	2,900	243,890
Corrections Corp. of America (b)	5,095	220,359
Flowserve Corp. (b)	2,400	121,551
Griffon Corp. (b)	32,780	782,459
Kaydon Corp.	22,520	833,690
Roper Industries, Inc.	5,430	242,938
Watts Water Technologies - Class A	12,370	392,871
Office Electronics - .26%
Lexmark International, Inc. - Class A (b) (o)	4,130	238,136
Oil & Gas - 2.03%
Comstock Resources, Inc. (b)	29,750	807,713
FMC Technologies, Inc. (b)	2,600	139,620
Kirby Corp. (b)	15,580	488,121
National Fuel Gas Co.	7,100	258,085
Range Resources Corp.	6,440	162,546
Oil & Gas Refining & Marketing - .59%
Alon USA Energy, Inc.	18,460	544,385
Oil & Gas Services - 3.39%
Acergy SA-Sponsored ADR (b)	9,110	155,508
Hydril (b)	9,550	535,373
MDU Resources Group, Inc.	6,975	155,822
New Jersey Resources Corp.	18,330	903,669
Oil States International, Inc. (b)	27,300	750,750
Southwest Gas Co.	18,130	604,092
Packaged Foods - .44%
Glatfeleter	29,960	405,958
Packaging & Containers - .23%
Sonoco Products Co.	6,120	205,877
Pharmaceuticals - .53%
Henry Schein, Inc. (b)	4,090	205,073
Sigma-Aldrich Corp.	3,640	275,439
Pipelines - .17%
McDermott International, Inc. (b)	3,780	158,004
Publishing & Printing - .27%
R.R. Donnelley & Sons Co.	7,420	244,563
Real Estate Investment Trusts - 7.65%
Alexandria Real Estate Equities, Inc.	2,570	241,066
BioMed Realty Trust, Inc.	25,370	769,726
Corporate Office Properties Trust	17,500	783,300
Essex Property Trust, Inc. REIT	2,220	269,508
First Potomac Realty Trust REIT	15,010	453,602
Kilroy Realty Corp.	2,630	198,144
Lasalle Hotel Properties REIT	17,260	748,048
Maguire Properties, Inc.	19,100	778,134
Mid-America Apartment Comm REIT	16,310	998,498
SL Green Realty Corp. (o)	2,230	249,091
Strategic Hotel Capital, Inc.	40,780	810,706
Taubman Centers, Inc.	16,010	711,164
Restaurants - .58%
Jack in the Box, Inc. (b)	10,230	533,801
Retail - 6.23%
American Eagle Outfitters, Inc.	4,700	206,001
BJ’s Wholesale Club, Inc. (b)	19,090	557,046
Bob Evans Farms, Inc.	32,800	993,184
Copart, Inc. (b)	7,400	208,606
Dollar Tree Stores, Inc. (b)	7,840	242,726
Domino’s Pizza, Inc.	35,970	922,631
Men’s Wearhouse (The), Inc.	23,990	892,668
Phillips-Van Heusen Corp.	23,170	967,811
Skechers U.S.A., Inc. (b)	30,660	720,817
Semiconductors - 3.84%
DSP Group, Inc. (b)	30,400	694,640
Emulex Corp. (b)	37,340	678,468

3

Fairchild Semiconductor International, Inc. (b)	10,710	$200,277
Intersil Corp. - Class A	5,480	134,534
MEMC Electronic Materials, Inc. (b)	6,480	237,362
Silicon Image, Inc. (b)	60,910	774,775
Varian Semiconductor Equipment Associates, Inc. (b)	21,720	797,124
Software - 5.22%
Analogic Corp.	17,610	903,745
BEA Systems, Inc. (b)	11,970	181,944
Blackbaud, Inc.	32,560	715,994
eFunds Corp. (b)	23,600	570,648
Factset Research Systems, Inc.	5,530	268,592
Macrovision Corp. (b)	25,960	614,992
THQ, Inc. (b)	25,735	750,690
Transaction Systems Architects, Inc. - Class A (b)	22,550	773,916
Telecommunications - 5.18%
Amdocs Ltd. (b)	6,150	243,540
CommScope, Inc. (b)	31,390	1,031,475
Dobson Communications Corp. - Class A (b)	81,180	569,884
Harris Corp.	5,450	242,471
IDT Corp. - Class B (b)	44,000	634,480
Leap Wireless International, Inc. (b)	4,210	204,143
NeuStar, Inc. - Class A (b)	17,140	475,635
Nice Systems Ltd. ADR (b)	30,360	840,061
NII Holdings, Inc. (b)	3,850	239,316
SBA Communications Corp. (b)	11,070	269,333
Textiles - 1.35%
Wolverine World Wide, Inc.	43,770	1,239,129
Transportation - .30%
Laidlaw International	10,020	273,847
Total Common Stocks (cost: $79,614,017)		87,684,913

		market value
	face amount	(note 1)

Short-Term Investments - 7.32%

Dreyfus Cash Management Plus Fund (p)	$2,160,807	$2,160,807

Goldman Sachs Financial Square Prime Obligations Fund (p)	939,128	939,128

Triparty Repurchase Agreement dated September 29, 2006 with Investors Bank & Trust Co., effective yield of 3.50%, due October 2, 2006, collateralized by U.S. Treasury Bonds, 8.125%, August 15, 2021, with a value of $3,679,907	3,607,752	3,607,752
Total Short-Term Investments (cost: $6,707,687)		$6,707,687

Total Securities (cost: $86,321,704) - 103.01%		94,392,600
Other Assets and Liabilities, Net - (3.01)%		(2,759,903)
Net Assets - 100.00%		$91,632,697

The accompanying notes are an integral part of these statements of investments.

(b)	Non-income producing security.

(o)

All or part of this security position is on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 is $546,052 for Dual Focus Fund, $2,995,218 for Emerging Growth Fund, $6,179,102 for Global Growth Fund, $6,027,603 for Growth Opportunities Fund, $2,667,305 for Strategic Growth Fund and $1,731,184 for Value Fund.

(p)	This security was purchased with cash collateral held from securities lending.

4

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas Global Growth Fund

	shares or	market value(s)
	face amount	(note 1)

Common Stocks - 98.24%
Advertising - .35%
WPP Group PLC	113,030	$1,401,002
Aerospace & Defense - 4.38%
Boeing Co. (The)	34,000	2,680,900
Empresa Brasileira de Aeronautica SA, Sponsored ADR	100,253	3,936,935
European Aeronautic Defense and Space Co.	146,020	4,199,444
Lockheed Martin Corp.	28,000	2,409,680
Northrop Grumman Corp.	30,400	2,069,328
Raytheon Co.	51,700	2,482,117
Airport Services - .27%
Macquarie Airports	476,398	1,090,032
Apparel - .90%
Burberry Group PLC	161,475	1,560,063
Coach, Inc. (b)	60,800	2,091,520
Apparel & Accessories - .49%
Bulgari SpA	156,400	1,999,096
Auto Manufacturers - 2.52%
Bayerische Motoren Werke AG	73,336	3,928,054
Porsche AG Preferred	2,400	2,485,906
Toyota Motor Corp.	69,900	3,799,010
Banks - 7.02%
Credit Suisse Group	88,139	5,099,649
HSBC Holdings PLC	243,232	4,436,506
ICICI Bank Ltd., Sponsored ADR	36,625	1,124,754
Northern Trust Corp.	72,200	4,218,646
Resona Holdings, Inc. (b)	491	1,471,441
Royal Bank of Scotland Group PLC	190,217	6,549,650
Societe Generale - Class A	29,540	4,701,004
Sumitomo Mitsui Financial Group, Inc.	86	902,772
Beverages - 2.36%
Companhia de Bebidas das Americas, Sponsored ADR	58,753	2,666,211
Diageo PLC	126,480	2,234,348
Fomento Economico Mexicano SA	297,600	2,889,920
Grupo Modelo SA - Class C	412,500	1,800,607
Biotechnology - 1.92%
Affymetrix, Inc. (b)	40,000	862,400
Amgen, Inc. (b)	44,160	3,158,765
Genentech, Inc. (b)	22,600	1,869,020
Nektar Therapeutics (b) (o)	26,492	381,750
NicOx SA	18,740	245,950
Nuvelo, Inc. (b)	21,600	393,984
Theravance, Inc. (b)	33,000	892,320
Broadcasting & Cable TV - 1.86%
Grupo Televisa SA, Sponsored ADR	200,328	4,258,973
Sirius Satellite Radio, Inc. (b) (o)	844,300	3,301,213
Construction & Farm Machinery - .37%
Hyundai Heavy Industries Co. Ltd.	10,809	1,496,411
Cosmetics & Personal Care - .80%
Avon Products, Inc.	60,900	1,867,194
Shiseido Co. Ltd.	70,000	1,398,519
Data Processing - 1.22%
Automatic Data Processing, Inc.	104,400	4,942,296
Diversified Chemicals - .38%
Arkema	14,608	689,266
Syngenta AG, ADR (b)	5,722	863,025
Diversified Commercial Services - .07%
Avis Budget Group, Inc.	15,130	276,728
Diversified Financial Services - 3.07%
3i Group PLC	98,276	1,721,386
Credit Saison Co. Ltd.	49,800	2,099,505
JPMorgan Chase & Co.	69,911	3,283,021
Morgan Stanley	73,700	5,373,467

1

Electric Utilities - .64%
Fortum Oyj	97,900	$2,608,225
Electrical Components & Equipment - 4.60%
Emerson Electric Co.	32,900	2,758,994
Koninklijke (Royal) Philips Electronics NV	144,200	5,059,537
Kyocera Corp.	19,400	1,660,394
Nidec Corp.	16,600	1,252,114
Samsung Electronics Co. Ltd.	4,497	3,155,623
Sony Corp.	118,200	4,783,035
Electronics - 2.31%
Fanuc Ltd.	12,800	999,077
Hoya Corp.	67,600	2,546,624
Keyence Corp.	8,291	1,909,123
Murata Manufacturing Co. Ltd.	56,300	3,908,233
Entertainment - 1.36%
International Game Technology Corp.	78,100	3,241,150
Nintendo Co. Ltd.	11,000	2,266,582
Food Retail - .77%
Tesco PLC	465,365	3,136,774
Health Care - Products - 2.42%
Biomet, Inc.	67,600	2,176,044
Boston Scientific Corp. (b)	163,231	2,414,186
Conor Medsystems, Inc. (b) (o)	23,700	558,609
Johnson & Johnson	17,300	1,123,462
Medtronic, Inc.	31,300	1,453,572
Smith & Nephew PLC	227,110	2,088,939
Health Care - Services - .52%
Quest Diagnostics, Inc.	34,400	2,103,904
Holding Companies - Diversified - .57%
Investor AB - Class B	110,256	2,294,445
Household Products - 1.54%
Reckitt Benckiser PLC	150,308	6,230,842
Industrial - Diversified - 1.27%
LVMH Moet Hennessy Louis Vuitton SA	50,110	5,162,786
Industrial Conglomerates - 2.58%
3M Co.	54,800	4,078,216
Hutchison Whampoa Ltd.	168,000	1,483,625
Siemens AG	56,109	4,895,052
Insurance - 4.80%
ACE Ltd.	47,112	2,578,440
Allianz AG	28,536	4,938,539
Berkshire Hathaway, Inc. - Class B (b)	750	2,380,500
Everest Re Group Ltd.	13,300	1,297,149
Manulife Financial Corp.	69,044	2,223,739
Prudential PLC	316,957	3,937,570
XL Capital Ltd. - Class A	30,900	2,122,830
Integrated Oil & Gas - 3.17%
BP PLC, Sponsored ADR	53,160	3,486,233
Chevron Corp.	43,616	2,828,934
Husky Energy, Inc.	73,990	4,763,427
Total SA	27,490	1,803,937
Internet - 1.67%
eBay, Inc. (b)	212,400	6,023,664
Yahoo!, Inc. (b)	30,300	765,984
Leisure Time - 1.34%
Carnival Corp.	115,300	5,422,559
Media - Broadcasting & Publishing - .70%
Walt Disney Co. (The)	91,400	2,825,174
Office Electronics - .42%
Canon, Inc.	32,950	1,718,281
Oil & Gas Drilling - 1.93%
GlobalSantaFe Corp.	66,700	3,334,333
Transocean, Inc. (b)	61,200	4,481,676
Oil & Gas Equipment & Services - 1.02%
Technip SA	72,680	4,130,695

2

Oil & Gas Refining & Marketing - .06%
Neste Oil Oyj	8,350	$242,682
Packaged Foods - 1.09%
Cadbury Schweppes PLC	416,447	4,432,791
Pharmaceuticals - 7.53%
Atherogenics, Inc. (b) (o)	65,200	858,684
Chugai Pharmaceutical Co. Ltd.	78,900	1,696,559
Express Scripts, Inc. (b)	22,200	1,675,878
Gilead Sciences, Inc. (b)	51,800	3,558,660
Novartis AG	41,880	2,444,912
Novo Nordisk A/S - Class B	17,000	1,263,468
Roche Holding AG	32,412	5,603,962
Sanofi-Synthelabo SA	73,747	6,564,745
Shionogi & Co. Ltd.	153,000	2,810,667
Takeda Pharmaceutical Co. Ltd.	33,900	2,115,073
Wyeth	38,200	1,942,088
Publishing & Printing - .99%
Getty Images, Inc.	27,300	1,356,264
Pearson PLC	125,070	1,780,899
Singapore Press Holdings Ltd.	345,681	892,361
Real Estate Management & Development - .24%
Realogy Corp.	42,225	957,663
Restaurants - .40%
Starbucks Corp. (b)	47,300	1,610,565
Retail - 4.18%
Gus PLC	72,526	1,311,771
Hennes & Maurtiz AB - Class B	181,300	7,582,876
Industria de Diseno Textil SA	79,300	3,696,452
Wal-Mart Stores, Inc.	88,300	4,354,956
Semiconductors - 4.83%
Advanced Micro Devices, Inc. (b)	238,500	5,926,725
Altera Corp. (b)	136,500	2,508,870
Cree, Inc. (b) (o)	71,600	1,439,876
International Rectifier Corp. (b)	42,100	1,466,764
Linear Technology Corp.	36,100	1,123,432
Maxim Integrated Products, Inc.	96,500	2,708,755
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	250,303	2,402,909
Xilinx, Inc.	91,200	2,001,840
Software - 5.82%
Adobe Systems, Inc. (b)	136,400	5,108,180
Intuit, Inc. (b)	111,800	3,587,662
Microsoft Corp.	267,400	7,308,042
Novell, Inc. (b)	217,900	1,333,548
SAP AG	23,880	4,735,954
Square Enix Co. Ltd.	64,100	1,554,679
Specialty Stores - .72%
Tiffany & Co.	88,500	2,938,200
Telecommunications - 6.70%
Cisco Systems, Inc. (b)	73,500	1,690,500
Corning, Inc. (b)	202,500	4,943,025
Juniper Networks, Inc. (b)	212,300	3,668,544
Qualcomm, Inc.	50,240	1,826,224
Tandberg ASA	129,600	1,384,047
Telefonaktiebolaget LM Ericsson - Class B (b)	3,946,400	13,678,563
Wireless Telecommunication Services - 4.07%
KDDI Corp.	723	4,504,787
SK Telecom Co. Ltd., Sponsored ADR	165,250	3,904,857
Vodafone Group PLC	3,536,803	8,095,558
Total Common Stocks (cost: $306,663,292)		398,612,136

		market value(s)
	face amount	(note 1)

Short-Term Investments - 3.11%

Dreyfus Cash Management Plus Fund (p)	$4,477,775	$4,477,775

3

Goldman Sachs Financial Square Prime Obligations Fund (p)	1,946,127	$1,946,127

Triparty Repurchase Agreement dated September 29, 2006 with Investors Bank and Trust Co., effective yield of 3.50%, due October 2, 2006, collateralized by U.S. Treasury Bonds, 8.125%, August 15, 2021, with a value of $6,305,353	6,181,718	6,181,718
Total Short-Term Investments (cost: $12,605,620)		$12,605,620

Total Securities (cost: $319,268,912) - 101.35%		411,217,756
Other Assets and Liabilities, Net - (1.35)%		(5,468,731)
Net Assets - 100.00%		$405,749,025

The accompanying notes are an integral part of these statements of investments.

(b)	Non-income producing security.

(o)

All or part of this security position is on loan at September 30, 2006.  The total value of securities on loan at September 30, 2006 is $546,052 for Dual Focus Fund, $2,995,218 for Emerging Growth Fund, $6,179,102 for Global Growth Fund, $6,027,603 for Growth Opportunities Fund, $2,667,305 for Strategic Growth Fund and $1,731,184 for Value Fund.

(p)	This security was purchased with cash collateral held from securities lending.
(s)	The distribution of investments representing geographic diversification of the Atlas Global Growth Fund, as a percentage of total investments at value, is as follows:

Country	Market Value	Percent

United States	$169,025,875	41.10%
Great Britain	52,404,332	12.74
Japan	43,396,475	10.55
Sweden	23,555,884	5.73
France	23,298,383	5.67
Germany	16,088,453	3.91
Switzerland	14,011,548	3.41
Bermuda	10,893,471	2.65
Netherlands	9,258,981	2.25
Mexico	8,949,500	2.18
Korea, Republic of (South)	8,556,891	2.08
Canada	6,987,166	1.70
Brazil	6,603,146	1.61
Spain	3,696,452	0.90
Finland	2,850,907	0.69
Taiwan	2,402,909	0.58
Italy	1,999,096	0.49
Hong Kong	1,483,625	0.36
Norway	1,384,047	0.34
Denmark	1,263,468	0.31
India	1,124,754	0.27
Australia	1,090,032	0.26
Singapore	892,361	0.22
	$411,217,756	100.00%

4

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas Growth Opportunities Fund

	shares or	market value
	face amount	(note 1)

Common Stocks - 96.10%
Aerospace & Defense - 3.76%
General Dynamics Corp.	23,600	$1,691,412
Precision Castparts Corp.	15,600	985,296
Rockwell Collins, Inc.	91,180	5,000,311
United Technologies Corp.	126,720	8,027,712
Apparel - 1.38%
NIKE, Inc. - Class B	33,800	2,961,556
Polo Ralph Lauren Corp.	43,300	2,801,077
Auto Parts & Equipment - .42%
Autoliv, Inc.	31,500	1,735,965
Automobile Manufacturers - .49%
Oshkosh Truck Corp.	40,600	2,049,082
Banks - 2.22%
Bank of America Corp.	172,746	9,254,003
Beverages - .88%
Pepsico, Inc.	56,500	3,687,190
Biotechnology - 2.10%
Celgene Corp. (b)	63,000	2,727,900
Genentech, Inc. (b)	42,200	3,489,940
Genzyme Corp. (b)	37,900	2,557,113
Building Materials - 1.19%
Cemex SA, Sponsered ADR (b)	81,770	2,459,642
Lowe’s Companies, Inc.	89,600	2,514,176
Chemicals - 1.84%
Monsanto Co.	107,900	5,072,379
Praxair, Inc.	44,330	2,622,563
Computers - 5.05%
Apple Computer, Inc. (b)	94,100	7,248,523
Cognizant Technology Solutions Corp. - Class A (b)	40,400	2,992,024
EMC Corp. (b)	622,300	7,455,154
Hutchinson Technology, Inc. (b) (o)	80,300	1,688,709
Network Appliance, Inc. (b)	45,400	1,680,254
Consumer Electronics - 3.42%
Harman International Industries, Inc.	20,900	1,743,896
Siemens AG, Sponsored ADR	143,900	12,533,690
Consumer Finance - .19%
SLM Corp.	15,600	810,888
Cosmetics & Personal Care - .84%
Colgate-Palmolive Co.	56,300	3,496,230
Diversified Financial Services - 9.27%
Capital One Financial Corp.	135,910	10,690,680
Countrywide Financial Corp.	71,400	2,501,856
E*TRADE Financial Corp. (b)	56,110	1,342,151
Freddie Mac	79,560	5,277,215
Goldman Sachs Group, Inc. (The)	13,200	2,233,044
Legg Mason, Inc.	36,300	3,661,218
UBS AG	218,760	12,974,656
Electric - 2.35%
AES Corp. (The) (b)	278,020	5,668,828
CMS Energy Corp. (b)	199,130	2,875,437
Reliant Energy, Inc. (b)	103,660	1,276,055
Electric Utilities - .85%
PG&E Corp.	84,720	3,528,588
Financial Services - 1.04%
Chicago Mercantile Exchange	4,500	2,152,125
TD Ameritrade Holding Corp.	116,600	2,197,910
Food - 2.38%
ConAgra Foods, Inc.	313,500	7,674,480
Whole Foods Market, Inc.	38,000	2,258,340
Gas - .67%
Sempra Energy	55,260	2,776,815

1

Health Care - Products - 3.27%
Alcon, Inc.	26,400	$3,022,800
Bard (C.R.), Inc.	29,300	2,197,500
Fisher Scientific International, Inc. (b)	21,900	1,713,456
Gen-Probe, Inc. (b)	23,100	1,083,159
Varian Medical Systems, Inc. (b)	105,500	5,632,645
Health Care - Services - 1.89%
Medco Health Solutions, Inc. (b)	31,600	1,899,476
UnitedHealth Group, Inc.	72,400	3,562,080
WellPoint, Inc. (b)	31,470	2,424,763
Hotels - .59%
Wyndham Worldwide Corp. (b)	88,070	2,463,318
Household Products - 1.10%
Procter & Gamble Co. (The)	73,897	4,580,136
Insurance - 5.04%
American International Group, Inc.	113,200	7,500,632
Everest Re Group Ltd.	103,730	10,116,787
Platinum Underwriters Holdings	110,400	3,403,632
Integrated Oil & Gas - 3.58%
Exxon Mobil Corp.	222,750	14,946,525
Internet - 4.02%
eBay, Inc. (b)	246,550	6,992,158
Google, Inc. - Class A (b)	15,400	6,189,260
Yahoo!, Inc. (b)	141,500	3,577,120
Machinery - Diversified - .50%
Rockwell Automation, Inc.	35,700	2,074,170
Media - 4.72%
aQuantive, Inc. (b) (o)	41,300	975,506
Comcast Corp. - Class A (b)	70,400	2,594,240
Liberty Global, Inc. - Class A (b)	132,924	3,421,464
Liberty Global, Inc. - Class C (b)	365,374	9,156,272
News Corp. - Class A	181,660	3,569,619
Oil & Gas - .78%
Apache Corp.	32,100	2,028,720
Total SA	18,610	1,227,143
Oil & Gas Equipment & Services - 1.70%
Halliburton Co.	89,700	2,551,965
National-Oilwell Varco, Inc. (b)	33,700	1,973,135
Schlumberger Ltd.	41,600	2,580,448
Pharmaceuticals - 4.40%
Abbott Laboratories	49,130	2,385,753
Gilead Sciences, Inc. (b)	39,600	2,720,520
Novartis AG, ADR	71,000	4,149,240
Pfizer, Inc.	156,570	4,440,325
Sanofi-Aventis, Sponsored ADR	52,510	2,335,120
Teva Pharmaceutical Industries Ltd., Sponsored ADR (o)	68,900	2,348,801
Restaurants - .51%
Starbucks Corp. (b)	62,400	2,124,720
Retail - 5.96%
Chico’s FAS, Inc. (b)	41,800	899,954
Kohl’s Corp. (b)	30,300	1,967,076
Panera Bread Co. - Class A (b)	17,800	1,036,850
Staples, Inc.	243,900	5,934,087
Target Corp.	61,400	3,392,350
Urban Outfitters, Inc. (b)	53,800	951,722
Wal-Mart Stores, Inc.	187,650	9,254,898
Williams-Sonoma, Inc. (o)	44,400	1,438,116
Semiconductor Equipment - .60%
KLA-Tencor Corp.	55,870	2,484,539
Semiconductors - 2.61%
ASML Holding NV (b)	120,670	2,809,198
Broadcom Corp. - Class A (b)	130,900	3,971,506
International Rectifier Corp. (b)	17,200	599,248
Marvell Technology Group Ltd. (b)	69,200	1,340,404
Texas Instruments, Inc.	65,000	2,161,250
Software - 7.47%
Adobe Systems, Inc. (b)	63,400	2,374,330

2

Autodesk, Inc. (b)	61,400	$2,135,492
Citrix Systems, Inc. (b)	23,600	854,556
Electronic Arts, Inc. (b)	78,700	4,382,016
F5 Networks, Inc. (b)	35,400	1,901,688
Microsoft Corp.	193,440	5,286,715
NAVTEQ Corp. (b)	49,300	1,287,223
Novell, Inc. (b)	399,620	2,445,674
Red Hat, Inc. (b)	81,700	1,722,236
Synopsys, Inc. (b)	259,030	5,108,072
Take-Two Interactive Software, Inc. (b) (o)	258,100	3,680,506
Specialty Stores - .27%
Office Depot, Inc. (b)	27,930	1,108,821
Telecommunication Equipment - .68%
Motorola, Inc.	114,000	2,850,000
Telecommunications - 5.61%
Cisco Systems, Inc. (b)	385,000	8,855,000
Corning, Inc. (b)	226,500	5,528,865
IDT Corp. - Class B (b)	176,180	2,540,516
NeuStar, Inc. - Class A (b) (o)	61,200	1,698,300
Qualcomm, Inc.	43,900	1,595,765
Sprint Corp.	186,810	3,203,791
Transportation - .46%
UTI Worldwide, Inc.	68,000	1,901,960
Total Common Stocks (cost: $343,549,875)		401,041,415

		market value
	face amount	(note 1)

Short-Term Investments - 6.72%

Dreyfus Cash Management Plus Fund (p)	$4,361,377	$4,361,377

Goldman Sachs Financial Square Prime Obligations Fund (p)	1,895,537	1,895,537

Triparty Repurchase Agreement dated September 29, 2006 with Investors Bank & Trust Co., effective yield of 3.50%, due October 2, 2006, collateralized by U.S.Treasury Bonds, 8.125%, August 15, 2021, with a value of $22,250,191	21,813,913	21,813,913
Total Short-Term Investments (cost: $28,070,827)		$28,070,827

Total Securities (cost: $371,620,702) - 102.82%		429,112,242
Other Assets and Liabilities, Net - (2.82)%		(11,784,290)
Net Assets - 100.00%		$417,327,952

The accompanying notes are an integral part of these statements of investments.

(b)	Non-income producing security.

(o)

All or part of this security position is on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 is $546,052 for Dual Focus Fund, $2,995,218 for Emerging Growth Fund, $6,179,102 for Global Growth Fund, $6,027,603 for Growth Opportunities Fund, $2,667,305 for Strategic Growth Fund and $1,731,184 for Value Fund.

(p)	This security was purchased with cash collateral held from securities lending.

3

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas Independence Flagship Fund

		percent of
	shares	net assets	market value
Investment in Atlas Funds - 99.88%
Strategic Income Fund	7,242,398	20.90%	$32,301,097
Value Fund	1,920,590	15.53	23,988,174
Strategic Growth Fund (b)	1,688,560	15.33	23,690,491
Emerging Growth Fund (b)	1,332,252	14.82	22,901,414
Dual Focus Fund	1,937,795	14.27	22,052,103
Global Growth Fund	611,222	10.03	15,500,594
American Enterprise Bond Fund	938,117	5.87	9,071,587
Money Market Fund	4,829,068	3.13	4,829,068
Total Investment in Atlas Funds (cost: $147,238,665)			154,334,528

Total Securities (cost: $147,238,665) - 99.88%			154,334,528
Other Assets and Liabilities, Net - .12%			186,293
Net Assets - 100.00%			$154,520,821

The accompanying notes are an integral part of these statements of investments.

(b)	Non-income producing security.

1

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas Independence Star Spangled Fund

		percent of
	shares	net assets	market value
Investment in Atlas Funds - 100.14%
Global Growth Fund	94,602	33.66%	$2,399,097
Value Fund	181,133	31.74	2,262,347
Strategic Growth Fund (b)	78,589	15.47	1,102,597
Emerging Growth Fund (b)	59,509	14.35	1,022,953
Money Market Fund	350,414	4.92	350,414
Total Investment in Atlas Funds (cost: $7,091,868)			7,137,408

Total Securities (cost: $7,091,868) - 100.14%			7,137,408
Other Assets and Liabilities, Net - (.14)%			(9,716)
Net Assets - 100.00%			$7,127,692

The accompanying notes are an integral part of these statements of investments.

(b)	Non-income producing security.

1

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas Strategic Growth Fund

	shares or	market value
	face amount	(note 1)

Common Stocks - 98.43%
Aerospace & Defense - 4.10%
Boeing Co. (The)	24,050	$1,896,342
United Technologies Corp.	32,000	2,027,200
Airlines - 1.96%
Southwest Airlines Co.	112,500	1,874,250
Apparel - 1.96%
NIKE, Inc. - Class B	21,343	1,870,074
Beverages - 3.92%
Coca-Cola Co. (The)	41,745	1,865,167
Pepsico, Inc.	28,845	1,882,425
Biotechnology - 2.06%
Amgen, Inc. (b)	27,510	1,967,790
Computers - 1.96%
International Business Machines Corp.	22,920	1,878,065
Construction Materials - 2.07%
Vulcan Materials Co.	25,300	1,979,725
Cosmetics & Personal Care - 1.99%
Colgate-Palmolive Co.	30,695	1,906,159
Diversified Financial Services - 4.09%
Franklin Resources, Inc.	17,655	1,867,016
T. Rowe Price Group, Inc.	42,626	2,039,654
Electrical Components & Equipment - 1.97%
Emerson Electric Co.	22,445	1,882,238
Environmental Control - 1.99%
Waste Management, Inc.	52,000	1,907,360
Health Care - Products - 3.99%
Becton, Dickinson & Co.	27,545	1,946,605
Johnson & Johnson	28,779	1,868,908
Health Care - Services - 3.94%
UnitedHealth Group, Inc.	38,398	1,889,182
WellPoint, Inc. (b)	24,413	1,881,022
Health Care Distributors & Services - 1.96%
McKesson Corp.	35,500	1,871,560
Industrial Conglomerates - 1.93%
3M Co.	24,795	1,845,244
Insurance - 4.09%
American International Group, Inc.	29,670	1,965,934
Progressive Corp.	79,400	1,948,476
Iron & Steel - 3.73%
Alcoa, Inc.	62,500	1,752,500
Nucor Corp.	36,728	1,817,669
Leisure Time - 2.06%
Harley-Davidson, Inc.	31,400	1,970,350
Machinery - Construction & Mining - 1.93%
Caterpillar, Inc.	28,100	1,848,980
Machinery - Diversified - 1.84%
Rockwell Automation, Inc.	30,345	1,763,045
Mining - 1.69%
Freeport-McMoRan Copper & Gold, Inc. - Class B	30,295	1,613,512
Miscellaneous - Manufacturing - 4.00%
General Electric Co.	55,900	1,973,270
Illinois Tool Works, Inc.	41,186	1,849,251
Oil & Gas - 7.11%
Diamond Offshore Drilling, Inc. (o)	25,000	1,809,250
Occidental Petroleum Corp.	34,730	1,670,860
Patterson-UTI Energy, Inc.	69,780	1,657,973
XTO Energy, Inc.	39,454	1,662,197
Pharmaceuticals - 6.02%
Eli Lilly & Co.	33,605	1,915,485
Merck & Co., Inc.	44,990	1,885,081
Wyeth	38,497	1,957,187

1

Retail - 6.11%
Kohl’s Corp. (b)	29,500	$1,915,140
Nordstrom, Inc.	44,360	1,876,428
Wal-Mart Stores, Inc.	41,600	2,051,712
Semiconductor Equipment - 4.01%
Applied Materials, Inc. (o)	105,030	1,862,182
Lam Research Corp. (b)	43,500	1,971,855
Semiconductors - 4.00%
Nvidia Corp. (b)	64,160	1,898,494
Texas Instruments, Inc.	57,900	1,925,175
Software - 4.06%
Microsoft Corp.	74,769	2,043,437
Oracle Corp. (b)	103,510	1,836,267
Telecommunication Equipment - 2.10%
Motorola, Inc.	80,506	2,012,650
Telecommunications - 3.72%
Cisco Systems, Inc. (b)	81,235	1,868,405
Qualcomm, Inc.	46,400	1,686,640
Transportation - 2.07%
FedEx Corp.	18,200	1,977,976
Total Common Stocks (cost: $84,018,024)		94,133,367

		market value
	face amount	(note 1)

Short-Term Investments - 3.54%

Dreyfus Cash Management Plus Fund (p)	$1,951,103	$1,951,103

Goldman Sachs Financial Square Prime Obligations Fund (p)	847,987	847,987

Triparty Repurchase Agreement dated September 29, 2006 with Investors Bank & Trust Co., effective yeild of 3.50%, due October 2, 2006, collateralized by U.S. Treasury Bonds, 8.13%, August 15, 2021, with a value of $603,125	591,299	591,299
Total Short-Term Investments (cost: $3,390,389)		3,390,389

Total Securities (cost: $87,408,413) - 101.97%		97,523,756
Other Assets and Liabilities, Net - (1.97)%		(1,887,348)
Net Assets - 100.00%		$95,636,408

The accompanying notes are an integral part of these statements of investments.

(b)	Non-income producing security.

(o)

All or part of this security position is on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 is $546,052 for Dual Focus Fund, $2,995,218 for Emerging Growth Fund, $6,179,102 for Global Growth Fund, $6,027,603 for Growth Opportunities Fund, $2,667,305 for Strategic Growth Fund and $1,731,184 for Value Fund.

(p)	This security was purchased with cash collateral held from securities lending.

2

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas Value Fund

	shares or	market value
	face amount	(note 1)

Common Stocks - 100.50%
Aerospace & Defense - 1.26%
Raytheon Co.	31,400	$1,507,514
Agricultural Products - 1.33%
Archer-Daniels-Midland Co.	42,000	1,590,960
Airlines - 1.38%
AMR Corp. (b)	50,000	1,157,000
Southwest Airlines Co.	29,700	494,802
Auto Manufacturers - 1.30%
General Motors Corp. (o)	47,000	1,563,220
Banks - 1.65%
Bank of America Corp.	37,000	1,982,090
Beverages - 1.12%
Pepsi Bottling Group, Inc. (The)	37,700	1,338,350
Computers - 1.77%
Hewlett-Packard Co.	54,000	1,981,260
NCR Corp. (b)	3,500	138,180
Consumer Electronics - 3.26%
Atmel Corp. (b)	216,000	1,304,640
LSI Logic Corp. (b)	158,200	1,300,404
Vishay Intertechnology, Inc. (b)	92,700	1,301,508
Department Stores - 1.04%
Dillard’s, Inc. - Class A	38,000	1,243,740
Diversified Chemicals - 4.38%
FMC Corp.	20,000	1,281,400
Lyondell Chemical Co.	53,000	1,344,610
PPG Industries, Inc.	20,000	1,341,600
Sherwin-Williams Co. (The)	23,000	1,282,940
Diversified Commercial Services - 1.02%
Manpower, Inc.	20,000	1,225,400
Diversified Financial Services - 14.46%
A.G. Edwards, Inc.	24,500	1,305,360
Bear Stearns Co., Inc.	11,000	1,541,100
Citigroup, Inc.	114,000	5,662,380
Countrywide Financial Corp.	15,600	546,624
Goldman Sachs Group, Inc. (The)	9,000	1,522,530
JPMorgan Chase & Co.	90,000	4,226,400
MBIA, Inc.	1,000	61,440
Morgan Stanley	34,000	2,478,940
Environmental Control - 1.12%
Waste Management, Inc.	36,600	1,342,488
Food - 1.19%
Safeway, Inc.	47,000	1,426,450
Food Retail - 1.03%
Campbell Soup Co.	34,000	1,241,000
Forest Products & Paper - .15%
Meadwestvaco Corp.	7,000	185,570
Household Products - .46%
Procter & Gamble Co. (The)	9,000	557,820
Insurance - 8.38%
Allstate Corp. (The)	31,000	1,944,630
American Financial Group, Inc.	27,000	1,267,110
Chubb Corp. (The)	13,000	675,480
Hanover Insurance Group, Inc.	27,300	1,218,399
MGIC Investment Corp.	5,000	299,850
Nationwide Financial Services, Inc. - Class A	28,100	1,351,610
PMI Group, Inc. (The)	30,700	1,344,967
Prudential Financial, Inc.	24,000	1,830,000
SAFECO Corp.	2,000	117,860
Integrated Oil & Gas - 10.01%
Chevron Corp.	60,000	3,891,600
Exxon Mobil Corp.	121,000	8,119,100

1

Iron & Steel - 3.44%
Carpenter Technology Corp.	12,000	$1,290,120
Nucor Corp.	32,000	1,583,680
United States Steel Corp.	21,800	1,257,424
Life & Health Insurance - 2.23%
Ambac Financial Group, Inc.	16,500	1,365,375
CNA Financial Corp. (b)	36,400	1,311,128
Machinery - Diversified - 1.09%
Cummins, Inc.	11,000	1,311,530
Media - 1.20%
Clear Channel Communications, Inc.	50,000	1,442,500
Media - Broadcasting & Publishing - 1.73%
Walt Disney Co. (The)	67,000	2,070,970
Miscellaneous - Manufacturing - 3.30%
General Electric Co.	29,000	1,023,700
Honeywell International, Inc.	40,600	1,660,540
SPX Corp.	23,900	1,277,216
Office Electronics - 2.27%
Lexmark International, Inc. - Class A (b) (o)	21,000	1,210,860
Xerox Corp. (b)	97,000	1,509,320
Oil & Gas - 7.29%
Devon Energy Corp.	27,700	1,749,255
Marathon Oil Corp.	23,000	1,768,700
Occidental Petroleum Corp.	43,000	2,068,730
Sunoco, Inc.	21,000	1,305,990
Valero Energy Corp.	36,000	1,852,920
Oil & Gas Refining & Marketing - .87%
Tesoro Corp.	18,100	1,049,438
Packaging & Containers - 1.04%
Sonoco Products Co.	37,000	1,244,680
Pharmaceuticals - 5.44%
AmerisourceBergen Corp.	31,500	1,423,800
King Pharmaceuticals, Inc. (b)	75,300	1,282,359
Merck & Co., Inc.	57,900	2,426,010
Pfizer, Inc.	49,000	1,389,640
Retail - 2.11%
AnnTaylor Stores Corp. (b)	28,000	1,172,080
Dollar Tree Stores, Inc. (b)	44,000	1,362,240
Semiconductors - 2.08%
Intersil Corp. - Class A	50,000	1,227,500
Novellus Systems, Inc. (b)	46,000	1,272,360
Software - 2.17%
Applera Corp.	37,800	1,251,558
Cadence Design Systems, Inc. (b)	79,700	1,351,712
Specialty Stores - .98%
Circuit City Stores, Inc.	47,000	1,180,170
Telecommunication Equipment - 1.25%
Motorola, Inc.	60,000	1,500,000
Toys - 1.15%
Mattel, Inc.	70,000	1,379,000
Transportation - 3.33%
CSX Corp.	44,800	1,470,784
Ryder System, Inc.	26,600	1,374,688
Swift Transportation Co., Inc. (b)	48,600	1,152,792
Wireless Telecommunication Services - 1.22%
Qwest Communications International, Inc. (b)	168,000	1,464,960
Total Common Stocks (cost: $114,090,236)		120,574,055

		market value
	face amount	(note 1)

Short-Term Investments - 1.48%

Dreyfus Cash Management Plus Fund (p)	$1,242,169	$1,242,169
Goldman Sachs Financial Square Prime Obligations Fund (p)	539,871	539,871
Total Short-Term Investments (cost: $1,782,040)		1,782,040

2

Total Securities (cost: $115,872,276) - 101.98%	$122,356,095
Other Assets and Liabilities, Net - (1.98)%	(2,376,743)
Net Assets - 100.00%	$119,979,352

The accompanying notes are an integral part of these statements of investments.

(b)	Non-income producing security.

(o)

All or part of this security position is on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 is $546,052 for Dual Focus Fund, $2,995,218 for Emerging Growth Fund, $6,179,102 for Global Growth Fund, $6,027,603 for Growth Opportunities Fund, $2,667,305 for Strategic Growth Fund and $1,731,184 for Value Fund.

(p)	This security was purchased with cash collateral held from securities lending.

3

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas American Enterprise Bond Fund

		market value
	face amount	(note 1)

Asset-Backed Securities - 8.89%
Automobile - 1.47%
BMW Vehicle Owner Trust, Automobile Asset-Backed Securities,
Series 2006-A, Cl. A2, 5.30% due 05/26/09	$180,000	$179,892
Capital One Prime Auto Receivables Trust,
Series 2005-1, Cl. A2, 4.24% due 11/15/07	65,578	65,541
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2006-C, Cl. A2, 5.25% due 05/08/09	310,000	309,984
Ford Credit Auto Owner Trust, Automobile Installment Sales,
Series 2005-C, Cl. A2, 4.24% due 03/15/08	113,599	113,302
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32% due 05/15/08	204,877	204,462
Onyx Acceptance Owner Trust,
Series 2005-B, Cl. A2, 4.03% due 04/15/08	16,360	16,352
Commercial MBS - .78%
Consumer Credit Reference Index Securities Program, Credit Card Asset-Backed Certificates,
Series 2002-2A, Cl. FX, 10.421% due 03/22/07 (a)	250,000	254,102
MBNA Credit Card Master Note Trust,
Series 2002-C1, Cl. C1, 6.80% due 07/15/14	109,000	116,336
Residential Asset Mortgage Products, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-RS4, Cl. A1, 5.404% due 07/25/36 (c)	100,969	100,969
Construction & Farm Machinery - .15%
Option One Mortgage Loan Trust, 2006-1, Cl. 2A1,
5.40% due 01/25/36 (c)	93,408	93,425
Diversified Financial Services - .38%
Master Asset-Backed Securities Trust, Mtg. Pass-Through Certificates,
Series 2006-WMC3, Cl. A3, 5.43% due 08/25/36 (c)	230,000	230,000
Home Equity - 6.11%
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 5.504% due 11/25/35 (c)	110,000	110,049
Argent Securities Trust, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.804% due 05/25/34 (c)	350,000	351,354
Series 2006-M3, Cl. A2B, 5.426% due 10/25/36 (c)	100,000	100,000
Series 2006-W5, Cl. A2B, 5.424% due 06/25/36 (c)	150,000	150,000
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates,
Series 2005-D, Cl. AF1, 5.04% due 10/25/35	86,227	85,816

1

Series 2005-D, Cl. AV2, 5.593% due 10/25/35 (c)	$230,000	$230,109
Series 2006-A, Cl. AV2, 5.424% due 06/25/36 (c)	180,000	180,000
Countrywide Asset-Backed Certificates Trust,
Series 2005-10, Cl. AF1, 5.484% due 02/25/36 (c)	163,717	163,748
Series 2005-16, Cl. 2AF2, 5.382% due 05/25/36 (c)	80,000	79,826
Series 2005-17, Cl. 1AF1, 5.53% due 05/25/36 (c)	114,217	114,284
Series 2005-17, Cl. 1AF2, 5.363% due 05/25/36 (c)	50,000	49,878
First Franklin Mortgage Loan Trust, Mtg.Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.534% due 11/25/35 (c)	330,000	330,145
Series 2006-FF10, Cl. A3, 5.414% due 07/25/36 (c)	160,000	160,000
Series 2006-FF5, Cl. 2A1, 5.374% due 04/25/36 (c)	89,771	89,778
Series 2006-FF9, Cl. 2A2, 5.495% due 06/25/36 (c)	80,000	80,000
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.585% due 01/20/35 (c)	117,506	117,615
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55% due 01/25/36	126,025	125,076
Series 2005-2, Cl. 2A1B, 5.18% due 08/25/35	159,235	158,697
Series 2005-4, Cl. 2A1B, 5.17% due 10/25/35	115,684	115,091
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.584% due 07/25/35 (c)	90,000	90,151
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 5.424% due 07/25/36 (c)	260,000	260,000
Popular Asset-Backed Securities, Mtg. Pass-Through Certificates,
Series 2005-6, Cl. A3, 5.68% due 01/25/36	80,000	79,902
Residential Asset Securities Corp., Home Equity Asset-Backed Pass-Through Certificates,
Series 2006-KS7, Cl. A2, 5.428% due 09/25/36 (c)	210,000	210,000
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.384% due 04/25/36 (c)	97,676	97,682
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates,
Series 2006-2, Cl. A2, 5.485% due 07/25/36 (c)	160,000	160,000

Total Asset-Backed Securities (cost: $5,387,067)		5,373,566

		market value
	face amount	(note 1)

Mortgage-Backed Obligations - 43.25%
Government-Sponsored Enterprises - 43.25%
Fannie Mae,
4.50% due 06/01/18	$255,049	$246,838
4.50% due 02/01/19	554,703	536,845

2

4.50% due 10/01/21 (n)	$500,000	$482,344
5.00% due 02/01/18	155,912	153,630
5.00% due 06/01/18	647,318	637,843
5.00% due 10/01/21 (n)	1,053,000	1,034,572
5.00% due 05/01/33	238,643	230,120
5.00% due 07/01/33	197,912	190,844
5.00% due 11/01/33	526,141	507,351
5.00% due 01/01/34	251,648	242,661
5.00% due 03/01/34	91,534	88,265
5.00% due 10/01/36 (n)	2,521,000	2,424,098
5.50% due 10/01/21 (n)	125,000	124,922
5.50% due 01/01/33	176,085	174,079
5.50% due 04/01/33	456,039	450,557
5.50% due 04/01/33	890,054	879,354
5.50% due 05/01/33	690,709	682,406
5.50% due 06/01/33	548,567	541,973
5.50% due 06/01/33	410,705	405,768
5.50% due 10/01/33	494,352	488,409
5.50% due 10/01/36 (n)	2,188,000	2,155,180
6.00% due 05/15/11 (k)	450,000	470,095
6.00% due 10/01/21 (n)	536,000	544,040
6.00% due 04/01/22	200,702	202,484
6.00% due 09/01/24	503,425	509,670
6.00% due 02/01/29	217,875	220,112
6.00% due 11/01/32	79,142	79,802
6.00% due 10/01/36 (n)	376,000	377,645
6.50% due 06/01/17	550,840	563,147
6.50% due 08/01/25	119,200	122,106
6.50% due 12/01/29	706,480	723,827
6.50% due 07/01/30	131,703	134,948
6.50% due 10/01/36 (n)	878,000	893,914
7.50% due 01/01/33	378,578	393,037
Freddie Mac,
4.00% due 09/22/09	1,500,000	1,461,041
4.50% due 05/01/18	28,093	27,143
4.50% due 05/01/19	364,709	352,171
5.00% due 08/01/18	284,583	280,428
5.00% due 10/01/18	325,704	320,908
5.00% due 08/01/33	536,868	518,078
5.50% due 02/01/17	208,631	209,205
5.50% due 09/01/17	407,779	408,573
5.50% due 11/01/17	178,845	179,234
5.50% due 10/01/34	786,044	776,719
6.00% due 10/01/17	994,094	1,008,427
6.00% due 02/01/23	434,642	440,529
6.00% due 10/01/29	343,568	347,324
6.50% due 04/01/21	449,743	459,346
6.50% due 07/01/29	215,282	220,630

3

6.50% due 09/01/31	$163,230	$167,325
6.50% due 08/01/32	178,660	182,675
6.50% due 02/01/33	82,584	84,440
7.00% due 05/01/32	751,084	773,077

Total Mortgage-Backed Obligations (cost: $26,197,765)		26,130,159

		market value
	face amount	(note 1)

Collateralized Mortgage Obligations - 20.06%
Banc of America Commercial Mortgage, Inc.,
Series 2006-5, Cl. A2, 5.317% due 10/10/11	$300,000	$301,505
ChaseFlex Trust Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.43% due 09/25/36 (c)	176,643	176,710
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Cl. AF2, 4.922% due 08/25/35	180,994	179,280
Series 2006-WF1, Cl. A2B, 5.536% due 03/01/36	50,000	49,913
Countrywide Alternative Loan Trust,
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	364,139	367,780
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AB2, Cl. A7, 5.961% due 06/25/36	286,359	286,221
Series 2006-AB3, Cl. A7, 6.36% due 07/25/36	107,509	107,868
Series 2006-AB4, Cl. A1A, 6.005% due 06/25/08	320,000	320,250
Fannie Mae,
Series 2001-6, Cl. ZC, 6.50% due 09/25/30	419,030	432,106
Series 2005-100, Cl. BQ, 5.50% due 11/25/25	130,000	125,703
Series 2005-104, Cl. MC, 5.50% due 12/25/25 (k)	630,000	617,106
Series 2005-31, Cl. PB, 5.50% due 04/25/35	75,000	73,301
Series 2006-24, Cl. DB, 5.50% due 04/25/26	400,000	400,293
Series 2006-50, Cl. KS, 4.677% due 06/25/36 (c)	85,320	83,130
Series 2006-50, Cl. SK, 4.677% due 06/25/36 (c)	216,968	212,547
Series 2006-57, Cl. PA, 5.50% due 08/25/27	527,965	528,691
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates Trust,
Series 2001-70, Cl. LR, 6.00% due 09/25/30	107,097	107,229
Series 2003-84, Cl. PW, 3.00% due 06/25/22	210,000	205,413
Series 2006-44, Cl. OA, 5.50% due 12/25/26	410,000	411,147
Series 2006-50, Cl. SA, 4.677% due 06/25/36 (c)	202,661	195,991
Series 2006-64, Cl. MD, 5.50% due 07/25/36	662,000	644,971
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2001-15, Cl. SA, 4.47% due 03/17/31 (c) (g)	88,085	11,176
Series 2001-65, Cl. S, 2.57% due 11/25/31 (c) (g)	262,519	24,354
Series 2002-12, Cl. SB, 2.42% due 07/25/31 (c) (g)	1,178,605	87,825
Series 2002-2, Cl. SW, 2.42% due 02/25/32 (c) (g)	1,297,634	93,710
Series 2002-5, Cl. SD, 2.77% due 02/25/32 (c) (g)	947,786	70,759
Series 2002-75, Cl. SA, 2.67% due 11/25/32 (c) (g)	865,279	87,474

4

Series 2002-84, Cl. SA, 2.67% due 12/25/32 (c) (g)	$858,344	$85,228
Series 2002-96, Cl. SK, 2.67% due 04/25/32 (c) (g)	866,203	87,682
Series 2003-118, Cl. S, 2.77% due 12/25/33 (c) (g)	462,740	50,611
Series 2005-87, Cl. SG, 1.37% due 10/25/35 (c) (g)	866,238	49,618
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Series 2003-25, Cl. IK, 7.00% due 04/25/33 (g)	1,034,579	232,979
Series 2003-33, Cl. IA, 6.50% due 05/25/33 (g)	434,610	96,783
Series 254, Cl. 2, 7.50% due 01/01/24 (g)	438,277	102,635
Series 313, Cl. 2, 6.50% due 06/01/31 (g)	993,782	223,263
Series 319, Cl. 2, 6.50% due 02/01/32 (g)	326,698	74,585
Series 331, C1.10, 6.50% due 02/01/33 (g)	399,186	88,820
Series 344, Cl. 2, 6.00% due 12/01/33 (g)	304,960	70,040
Freddie Mac,
Series 1674, Cl. Z, 6.75% due 02/15/24	350,625	364,348
Series 1897, Cl. K, 7.00% due 09/15/26	478,246	496,631
Series 2173, Cl. Z, 6.50% due 07/15/29	197,694	203,689
Series 2326, Cl. ZP, 6.50% due 06/15/31	81,684	83,781
Series 2423, C1. MC, 7.00% due 03/15/32	126,457	131,229
Series 2504, Cl. FP, 4.47% due 03/15/32 (c)	295,728	299,358
Freddie Mac, Gtd. Multiclass Mtg. Participation Certificates,
Series 3153, Cl. FJ, 5.71% due 05/15/36 (c)	102,471	102,704
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Cl. A2, 4.853% due 07/10/45	440,000	435,662
Government National Mortgage Association, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2002-41, Cl. GS, 4.47% due 06/16/32 (c)	198,697	30,643
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Cl. A2, 5.117% due 04/10/37	304,000	303,491
JP Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	200,000	197,165
JP Morgan Mortgage Trust, Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.746% due 02/25/32 (c)	690,885	699,533
Lehman Brothers/UBS, Commercial Mtg.Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885% due 09/15/40	160,000	158,793
Residential Accredit Loans, Inc.,
Series 2006-QS5, Cl. A2, 6.00% due 05/25/36	358,049	357,584
Residential Accredit Loans, Inc., Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6.00% due 09/25/36	390,000	391,828
Residential Asset Securitization Trust,
Series 2006-A9CB, Cl. A5, 6.00% due 09/25/36	363,526	363,036
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR8, Cl. 2AB1, 5.574% due 07/25/45 (c)	132,526	132,836

Total Collateralized Mortgage Obligations (cost: $11,937,609)		12,117,008

5

		market value
	face amount	(note 1)

U.S. Government Obligations - 2.05%
U.S. Treasury Bonds,
4.50% due 02/15/36	$327,000	$313,332
8.875% due 08/15/17	27,000	36,478
U.S. Treasury Notes,
4.625% due 08/31/11	535,000	535,585
5.125% due 06/30/11	120,000	122,648
5.125% due 05/15/16	220,000	228,216

Total U.S. Government Obligations (cost: $1,216,294)		1,236,259

		market value
	face amount	(note 1)

Foreign Government Obligations - .64%
Great Britain - .64%
HBOS PLC,
6.413% Bonds due 09/29/49 (a) (c)	$400,000	$386,060

Total Foreign Government Obligations (cost: $383,915)		386,060

		market value
	face amount	(note 1)

Corporate Bonds and Notes - 31.66%
Aerospace & Defense - .50%
Bae Systems Holdings, Inc.,
5.20% due 08/15/15 (a)	$315,000	$301,391
Apparel - 1.20%
Gap (The), Inc.,
6.90% Unsec. Nts. due 09/15/07	470,000	474,657
Limited Brands, Inc.,
6.125% Sr. Unsec. Nts. due 12/01/12	250,000	253,036
Auto Manufacturers - 1.88%
Daimler Chrysler North America Holdings Corp.,
7.30% due 01/15/12	225,000	239,148
Ford Motor Credit Co.,
9.75% Sr. Unsec. Nts. due 09/15/10 (a)	545,000	562,698
General Motors Acceptance Corp.,
8.00% Bonds due 11/01/31	195,000	203,888

6

Hyundai Motor Manufacturing Alabama LLC,
5.30% Sr. Unsec. Nts. due 12/19/08 (a)	$130,000	$128,873
Banks - 1.54%
Barclays Bank PLC,
6.278% Nts., Series 1 due 12/15/49 (c)	400,000	381,404
JP Morgan Chase & Co.,
5.15% Sub. Nts. due 10/01/15	270,000	263,364
Popular North America, Inc.,
4.70% Nts. due 06/30/09	290,000	284,370
Broadcasting & Cable TV - 3.05%
British Sky Broadcasting Group PLC,
8.20% Sr. Unsec. Nts. due 07/15/09	185,000	198,199
Clear Channel Communications, Inc.,
6.25% Nts. due 03/15/11	170,000	170,521
8.00% Sr. Nts. due 11/01/08	115,000	120,244
Comcast Corp.,
6.45% Unsec. Nts. due 03/15/37	330,000	330,159
COX Communications, Inc.,
4.625% Unsec. Nts. due 01/15/10	415,000	403,674
EchoStar DBS Corp.,
5.75% Sr. Unsec. Nts. due 10/01/08	165,000	163,556
Liberty Media Corp.,
5.70% Sr. Unsec. Nts due 05/15/13	135,000	127,389
7.875% Sr. Nts. due 07/15/09	65,000	68,049
Univision Communications, Inc.,
3.50% Sr. Unsec. Nts. due 10/15/07	185,000	179,947
3.875% Sr. Unsec. Nts. due 10/15/08	85,000	80,779
Department Stores - .44%
Federated Department Stores, Inc.,
6.625% Sr. Unsec. Nts. due 09/01/08	170,000	173,372
May Department Stores Co.,
7.90% Unsec. Debs. due 10/15/07	90,000	91,567
Diversified Financial Services - 3.46%
Ahold Finance USA, Inc.,
6.25% Sr. Unsec. Unsub. Nts. due 05/01/09	270,000	272,700
CIT Group, Inc.,
5.40% Sr. Nts. due 03/07/13	290,000	288,572
Citigroup, Inc.,
6.125% Sub. Nts. due 08/25/36	115,000	118,277
Goldman Sachs Capital I,
6.345% Nts. due 02/15/34	390,000	387,516
HSBC Finance Cap. Trust IX,
5.911% Nts. due 11/30/35 (c)	300,000	299,930
Morgan Stanley,
4.75% Sub. Nts. due 04/01/14	300,000	285,294
NiSource Finance Corp.,
7.875% Sr. Unsec. Nts. due 11/15/10	405,000	436,882

7

Electric - .89%
CenterPoint Energy, Inc.,
7.25% Sr. Nts., Series B due 09/01/10	$265,000	$280,149
Dominion Resources, Inc.,
8.125% Sr. Unsub. Nts. due 06/15/10	235,000	255,773
Electric Utilities - 1.98%
FirstEnergy Corp.,
7.375% Sr. Unsec. Unsub. Nts., Series C due 11/15/31	240,000	277,475
Mission Energy Holding Co.,
13.50% Sr. Sec. Nts. due 07/15/08	240,000	267,900
PSEG Funding Trust I,
5.381% Nts. due 11/16/07	260,000	259,599
TXU Energy Co.,
6.125% Nts. due 03/15/08	165,000	166,366
Westar Energy, Inc.,
7.125% Sr. Unsec. Nts. due 08/01/09	215,000	223,565
Entertainment - .44%
Time Warner Entertainment Co. LP,
8.375% Sr. Nts. due 07/15/33	225,000	265,364
Food - .51%
Tyson Foods, Inc.,
7.25% Sr. Nts. due 10/01/06	310,000	310,000
Food Retail - 1.48%
Albertson’s, Inc.,
8.00% Sr. Unsec. Debs. due 05/01/31	225,000	218,725
Delhaize America, Inc.,
9.00% Unsub. Debs. due 04/15/31	165,000	193,279
Kroger Co. (The),
5.50% Unsec. Unsub. Nts. due 02/01/13	245,000	241,510
Safeway, Inc.,
6.50% Sr. Unsec. Nts. due 03/01/11	235,000	242,567
Forest Products & Paper - .43%
MeadWestvaco Corp.,
6.85% Unsec. Unsub. Nts. due 04/01/12	250,000	261,122
Health Care Distributors & Services - .84%
Cardinal Health, Inc.,
5.80% due 10/15/16 (a)	235,000	234,676
HCA, Inc.,
8.75% Sr. Nts. due 09/01/10	270,000	272,700
Home Builders - 2.32%
Beazer Homes USA, Inc.,
6.875% Sr. Unsec. Nts. due 07/15/15	130,000	117,650
Centex Corp.,
4.875% Sr. Unsec. Nts. due 08/15/08	155,000	153,270
DR Horton, Inc.,
5.375% Sr. Unsec. Nts. due 06/15/12	150,000	143,251
6.125% Nts. due 01/15/14	130,000	126,855
K Hovnanian Enterprises, Inc.,
6.50% Sr. Nts. due 01/15/14	215,000	196,725

8

KB Home,
5.75% Sr. Unsec. Unsub. Nts. due 02/01/14	$165,000	$149,510
Lennar Corp.,
7.625% Sr. Unsec. Nts due 03/01/09	250,000	261,257
Pulte Homes, Inc.,
4.875% Nts. due 07/15/09	260,000	255,386
Hotels - 1.39%
Caesars Entertainment, Inc.,
7.50% Sr. Unsec. Nts. due 09/01/09	305,000	318,806
Hilton Hotels Corp.,
8.25% Sr. Unsec. Nts. due 02/15/11	185,000	199,338
Hyatt Equities LLC,
6.875% Nts. due 06/15/07 (a)	250,000	251,654
Royal Caribbean Cruises Ltd.,
7.00% Sr. Unsec. Unsub. Nts. due 10/15/07	67,000	67,665
Insurance - .87%
Marsh & McLennan Cos., Inc.,
5.875% Sr. Unsec. due 08/01/33	185,000	169,299
7.125% Sr. Unsec. Nts. due 06/15/09	125,000	129,813
MBIA, Inc.,
5.70% Sr. Unsec. Unsub. Nts. due 12/01/34	235,000	226,325
Integrated Oil & Gas - 1.07%
Enterprise Products Operating LP,
7.50% Sr. Unsec. Unsub. Nts. due 02/01/11	275,000	293,274
Pemex Project Funding Master Trust,
7.875% Unsec. Unsub. Nts. due 02/01/09	335,000	350,745
Iron & Steel - .09%
United States Steel Corp.,
10.75% Sr. Nts. due 08/01/08	50,000	54,063
Life & Health Insurance - .90%
Prudential Holdings LLC,
8.695% Bonds, Series C due 12/18/23 (a)	220,000	271,192
Prudential Insurance Co. of America,
8.30% Nts. due 07/01/25 (a)	220,000	275,988
Lodging - .45%
MGM Mirage, Inc.,
6.00% Nts. due 10/01/09	275,000	271,563
Miscellaneous - Manufacturing - .05%
Eastman Kodak Co.,
3.625% Nts., Series A due 05/15/08	35,000	33,599
Office Electronics - .45%
Xerox Corp.,
9.75% Sr. Unsec. Nts. due 01/15/09	250,000	270,625
Oil & Gas - 1.33%
El Paso Corp.,
6.50% Sr. Unsec. Nts. due 06/01/08	55,000	55,069
7.625% Sr. Unsec. Nts. due 09/01/08 (f)	200,000	204,750

9

Kinder Morgan Energy Partners LP,
7.30% Sr. Unsec. Nts. due 08/15/33	$250,000	$271,186
Williams Cos., Inc.,
6.75% Credit-Linked Certificate Trust due 04/15/09 (a)	270,000	271,350
Oil & Gas Exploration & Production - .36%
Petroleum Export Ltd. Cayman SPV,
4.623% Sr. Nts., Cl. A1 due 06/15/10 (a)	220,833	217,695
Publishing & Printing - .42%
Reed Elsevier Capital, Inc.,
4.625% Nts. due 06/15/12	120,000	114,652
Tribune Co.,
5.50% Nts., Series E due 10/06/08	140,000	139,012
Real Estate Investment Trusts - 1.22%
EOP Operating LP,
8.10% Unsec. Nts. due 08/01/10	220,000	238,893
iStar Financial, Inc.,
5.15% Sr. Unsec. Nts. due 03/01/12	245,000	239,024
Vornado Realty LP,
5.625% Sr. Unsec. Unsub. Nts. due 06/15/07	260,000	259,748
Restaurants - .28%
Yum! Brands, Inc.,
7.70% Sr. Nts. due 07/01/12	155,000	169,702
Telecommunication Services - 1.82%
AT&T Wireless Services, Inc.,
8.125% Sr. Unsec. Nts. due 05/01/12	180,000	202,604
Qwest Corp.,
5.625% Unsec. Nts. due 11/15/08	32,000	31,760
Telecom Italia Capital SA,
4.00% Unsec. Nts. due 11/15/08	305,000	295,860
Telefonos De Mexico SA de CV,
4.50% Nts. due 11/19/08	300,000	294,049
Telus Corp.,
8.00% Nts. due 06/01/11	135,000	148,811
Verizon Global Funding Corp.,
7.25% Sr. Unsec. Unsub. Nts. due 12/01/10	120,000	128,716

Total Corporate Bonds and Notes (cost: $19,173,702)		19,130,960

		market value
	face amount	(note 1)

Short-Term Investments - 4.96%
Fannie Mae, Disc. Nts., 5.00% due 10/02/06	$3,000,000	$2,999,166

Total Short-Term Investments (cost: $2,999,166)		2,999,166

Total Securities (cost: $67,295,518) - 111.51%		67,373,178
Other Assets and Liabilities, Net - (11.51)%		(6,952,599)
Net Assets - 100.00%		$60,420,579

The accompanying notes are an integral part of these statements of investments.

10

(a)

Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $1,040,280 or 0.64% of net assets in the National Municipal Bond Fund, $2,921,004 or 4.83% of net assets in the American Enterprise Bond Fund, and $37,126,607 or 11.63% of net assets in the Strategic Income Fund.

(c)	Represents the current interest rate for a variable rate security.

(f)	Identifies issues considered to be illiquid.See Note 6 of Notes to Statements of Investments in Securities and Net Assets.

(g)

Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The prices of these securities are typically more sensitive to changes in prepayment rates than traditional mortgage-backed backed securities (for example, GNMA pass-through).

(k)

Securities in American Enterprise Bond Fund, California Municipal Bond Fund, National Municipal Bond Fund, Strategic Income Fund, and U.S. Government and Mortgage with aggregate market values of $1,087,201, $6,190,880 and $1,053,420, $6,063,663, and $434,731, respectively, are held in collateralized accounts to cover intitial margin requirements for open futures purchases and sales contracts.

(n)	When-issued security to be delivered and settled after September 30, 2006.

11

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas California Municipal Bond Fund

		market value
	face amount	(note 1)
Fixed Rate Bonds and Notes - 92.90%
A B C, Unified School District, Capital Appropriation,
Series B, FGIC Insured, Unsec. Nts., Zero Coupon due 08/01/23	$2,000,000	$954,740
Alameda Corridor Transportation Authority Revenue,
AMBAC Insured, Zero Coupon due 10/01/21	3,000,000	2,419,470
Anaheim Public Financing Authority, Lease Revenue, Public Improvements Project,
Series A, FSA Insured, 5.00% due 03/01/37	6,000,000	6,094,260
Anaheim Union High School District,
Series A, FSA Insured, 5.375% due 08/01/20	1,000,000	1,098,750
Association of Bay Area Governments, Financing Authority for Nonprofit Corps.,
Schools of Sacred Heart, Series A, 6.15% due 06/01/15	1,000,000	1,070,850
Schools of Sacred Heart, Series A, 6.45% due 06/01/30	2,600,000	2,780,804
Bay Area Rapid Transit District Refunding, Sales Tax Revenue,
Series A, MBIA Insured,, 5.00% due 07/01/34	3,000,000	3,165,120
Bay Area Toll Authority,Toll Bridge Revenue,
Series D, 5.00% due 04/01/16	1,000,000	1,057,750
5.00% due 04/01/31	3,000,000	3,176,850
Belmont-Redwood Shores, School District,
FSA Insured, 5.25% due 09/01/21	1,040,000	1,141,618
Beverly Hills, Unified School District Refunding,
5.50% due 05/01/17	1,000,000	1,144,500
5.50% due 05/01/18	990,000	1,140,520
5.50% due 05/01/20	765,000	889,611
Calleguas-Las Virgines Public Financing Authority, Municipal Water District B,
MBIA Insured, 5.25% due 07/01/19	1,000,000	1,089,970
Capistrano, Unified School District, School Facilities Improvement District No. 1,
Series C, FSA Insured, 5.50% due 08/01/22	1,215,000	1,318,384
Central Coast Water Authority, Revenue Refunding, State Water Project, Regional Facilities,
Series A, AMBAC Insured, 5.00% due 10/01/22	3,250,000	3,315,520
Chaffey Community College District,
FSA Insured, 5.25% due 07/01/17	1,530,000	1,681,761
FSA Insured, 5.25% due 07/01/17	75,000	81,539
Chaffey High School District,
Series C, FSA Insured, 5.375% due 05/01/23	2,955,000	3,212,765
Chula Vista, Industrial Development Revenue,
San Diego Gas, Series D, AMT, 5.00% due 12/01/27	1,500,000	1,577,325
Del Mar, Race Track Authority Revenue,
5.00% due 08/15/25	2,000,000	2,078,360
East Bay Municipal Utility District, Water System Revenue,
MBIA Insured, 5.00% due 06/01/26	3,000,000	3,126,540
El Monte, City School District, Election of 1999,
Series C, FGIC Insured, 5.25% due 05/01/29	3,980,000	4,412,586
El Monte, High School District, General Obligation, FGIC Insured,
5.25% due 06/01/20	5,000,000	5,556,300
Elk Grove Finance Authority, Special Tax Revenue,
AMBAC Insured, 4.125% due 09/01/20	1,000,000	1,002,570
Elk Grove, Unified School District, Special Tax Refunding, Community Facilities District No. 1,
AMBAC Insured, 6.50% due 12/01/24	1,500,000	1,942,110
Foothill/Eastern Corridor Agency, Toll Road Revenue,
MBIA Insured, 0%/5.80% due 01/15/20 (d)	3,000,000	2,909,340
MBIA Insured, 0%/5.85% due 01/15/23 (d)	3,000,000	2,895,360
5.75% due 01/15/40	7,345,000	7,638,212

1

Fresno, Unified School District,
Series B, MBIA Insured, 5.00% due 02/01/17	$1,000,000	$1,101,580
Hartnell Community College District,
FSA Insured, 5.25% due 06/01/25	2,755,000	3,021,877
FSA Insured, 5.25% due 06/01/26	2,900,000	3,171,179
Jurupa, Unified School District,
FGIC Insured, 5.50% due 08/01/15	1,125,000	1,230,131
Kaweah Delta Health Care District,
MBIA Insured, 5.25% due 08/01/28	5,370,000	5,743,000
Kern High School District Refunding,
Election of 2004, Series B, FSA Insured, 5.00% due 08/01/26	2,225,000	2,376,389
Series 1990-C, MBIA Insured, 6.25% due 08/01/12	1,200,000	1,372,836
La Quinta, Financing Authority, Local Agency Revenue,
AMBAC Insured, 5.25% due 09/01/24	5,000,000	5,413,550
La Quinta, Redevelopment Agency, Tax Allocation, Project Area No. 1,
AMBAC Insured, 5.00% due 09/01/21	1,000,000	1,057,440
Lodi, Unified School District,
MBIA Insured, 5.00% due 08/01/19	2,990,000	3,181,569
MBIA Insured, 5.00% due 08/01/22	4,195,000	4,435,919
Long Beach, Bond Finance Authority Revenue, Housing and Gas Utilities Redevelopment,
Series A-1, AMBAC Insured, 5.00% due 08/01/30	4,000,000	4,182,880
Long Beach, Harbor Revenue,
Series B, FGIC Insured, 5.00% due 05/15/17	3,000,000	3,240,450
Long Beach, Unified School District, Election 1999,
Series C, MBIA Insured, 5.00% due 08/01/21	2,245,000	2,344,319
Los Angeles, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue,
Bunker Hill, Series A, FSA Insured, 5.00% due 12/01/22	1,385,000	1,472,712
Los Angeles, COP, Sonnenblick Del Rio,
AMBAC Insured, 6.00% due 11/01/19	2,000,000	2,192,600
Los Angeles, Department of Airports, Airport Revenue,
Los Angeles International Airport, Series B, MBIA Insured, 5.00% due 05/15/08	1,000,000	1,024,290
Los Angeles, Department of Water and Power Waterworks Revenue,
Series A, 5.125% due 07/01/41	6,500,000	6,702,345
Series A-1, FSA Insured, 5.00% due 07/01/35	2,500,000	2,632,000
Series B, FSA Insured, 5.125% due 07/01/20	1,500,000	1,621,995
Series C, MBIA Insured, 5.25% due 07/01/18	2,350,000	2,571,934
Series C, MBIA Insured, 5.25% due 07/01/19	2,500,000	2,734,350
Los Angeles, Harbor Development Revenue,
7.60% due 10/01/18	125,000	152,897
Los Angeles, Unified School District,
Series A, MBIA Insured, 5.375% due 07/01/18	2,000,000	2,216,160
Tax and Revenue Anticipation Nts., Series A, 4.25% due 10/18/06	5,000,000	5,003,199
Los Banos, Unified School District, Election of 1995,
FGIC Insured, 5.00% due 08/01/25	1,005,000	1,062,717
Manhattan Beach, Unified School District,
Series A, FGIC Insured, Zero Coupon due 09/01/16	2,690,000	1,806,550
Marina, Election of 2002,
AMBAC Insured, 5.25% due 08/01/35	1,000,000	1,107,130
Metropolitan Water District of Southern California Waterworks Revenue,
Series A, 5.00% due 03/01/13	2,000,000	2,169,600
Series B-3, MBIA Insured, 5.00% due 10/01/29	2,500,000	2,636,525
Series B-4, MBIA Insured, 4.50% due 10/01/31	2,000,000	2,008,000
Modesto High School District, Stanislaus County, Capital Appropriation,
Series A, FGIC Insured, Zero Coupon due 08/01/26	4,000,000	1,654,400
Modesto Irrigation District, COP, Refunding and Capital Improvement,
Series B, 5.30% due 07/01/22	2,575,000	2,577,009
Mt. Diablo, Unified School District,
FSA Insured, 5.00% due 08/01/24	1,000,000	1,057,430

2

Napa Valley, Community College District, Election of 2002,
Series B, MBIA Insured, 5.00% due 08/01/23	$1,500,000	$1,604,910
Natomas, Unified School District, 1999 Refunding,
MBIA Insured, 5.95% due 09/01/21	1,000,000	1,182,870
North Orange County, Community College District, Election of 2002,
Series B, FGIC Insured, 5.00% due 08/01/20	1,000,000	1,094,620
Northern California Power Agency Public Power Revenue Refunding,
Hydroelectric Project No. 1, Series A, AMBAC Insured, 7.50% due 07/01/23	50,000	67,406
Oakland State Building Authority Lease Revenue,
Elihu M. Harris, Series A, AMBAC Insured, 5.00% due 04/01/23	2,330,000	2,388,763
Oakland, Unified School District, Alameda County
FGIC Insured, 5.25% due 08/01/20	3,000,000	3,240,390
Pacifica, COP, Street Improvement Project,
AMBAC Insured, 5.875% due 11/01/29	1,105,000	1,194,571
Pasadena, Electric Revenue,
MBIA Insured, 5.00% due 06/01/19	4,625,000	4,917,716
Pomona, Unified School District,
Series C, FGIC Insured, 6.00% due 08/01/25	500,000	531,245
Port of Oakland, Airport and Marina Revenue,
Series M, FGIC Insured, 5.25% due 11/01/18	3,505,000	3,796,651
Puerto Rico Commonwealth, Government Development Bank,
AMT, 5.25% due 01/01/15	3,000,000	3,235,020
5.00% due 07/01/27	1,000,000	1,034,510
Puerto Rico Commonwealth, Public Improvement
Series A, MBIA Insured, 5.50% due 07/01/14	1,000,000	1,121,050
Series B, 5.25% due 07/01/32	2,000,000	2,136,800
Series C, 6.00% due 07/01/13	2,000,000	2,072,180
Puerto Rico Commonwealth, Public Improvement,
Prerefunded, FSA Insured, 5.125% due 07/01/30	1,230,000	1,315,128
Series A, 5.00% due 07/01/30	1,200,000	1,262,340
Series A, MBIA Insured, 5.50% due 07/01/13	1,000,000	1,111,080
Unrefunded, FSA Insured, 5.125% due 07/01/30	770,000	808,831
Puerto Rico, Electric Power Authority, Power Revenue,
Series II, FSA Insured, 5.125% due 07/01/26	3,000,000	3,188,760
Series KK, FSA Insured, 5.50% due 07/01/15	1,000,000	1,129,520
Series PP, FGIC Insured, 5.00% due 07/01/25	2,000,000	2,126,620
Puerto Rico, Highway and Transportation Authority, Transportation Revenue,
Series A, 5.00% due 07/01/38	3,500,000	3,551,170
Puerto Rico, Infrastructure Financing Authority
Series A, 5.50% due 10/01/32	1,000,000	1,077,790
Puerto Rico, Infrastructure Financing Authority,
Special Tax Revenue, Series B, 5.00% due 07/01/23	5,000,000	5,255,800
Puerto Rico, Public Buildings Authority, Guaranteed Revenue,
Prerefunded, Series D, 5.375% due 07/01/33	3,300,000	3,592,908
Series H, FGIC Insured, 5.25% due 07/01/13	890,000	975,645
Unrefunded, Series D, 5.375% due 07/01/33	1,200,000	1,264,452
Puerto Rico, Public Finance Corp., Commonwealth Appropriation,
Prerefunded, Series E, 5.50% due 08/01/29	1,680,000	1,834,291
Series A, MBIA Insured, 5.50% due 08/01/15	3,000,000	3,253,260
Riverside, Community College District,
Prerefunded, Series A, MBIA Insured, 5.50% due 08/01/29	1,980,000	2,234,430
Unrefunded, Series A, MBIA Insured, 5.50% due 08/01/29	20,000	22,009
Rowland, Unified School District, Election of 2000,
Series B, FSA Insured, 5.25% due 08/01/23	2,115,000	2,290,122
Sacramento, Municipal Utility District,
Series K, AMBAC Insured, 5.75% due 07/01/18	2,350,000	2,761,532

3

Sacramento, Sanitation District Financing Authority Revenue,
AMBAC Insured, 5.00% due 12/01/27	$1,250,000	$1,294,100
Sacramento, Unified School District,
Tax and Revenue Anticipation Nts., 4.50% due 12/01/06	5,000,000	5,010,946
Salinas, Unified High School District,
Series A, MBIA Insured, 5.375% due 06/01/22	2,830,000	3,125,933
San Bernardino County, COP, Medical Center Financing Project,
MBIA Insured, 5.00% due 08/01/28	3,500,000	3,573,675
San Diego, COP,
Edgemoor Project and Regulation System, AMBAC Insured, 5.00% due 02/01/29	1,530,000	1,605,398
University of San Diego, 5.25% due 10/01/28	1,000,000	1,039,630
San Diego, Public Safety Communication Project,
6.50% due 07/15/09	1,525,000	1,631,323
San Diego, Unified School District, Election of 1998,
Series D, FGIC Insured, 5.25% due 07/01/19	2,000,000	2,187,440
Series D, FGIC Insured, 5.25% due 07/01/25	3,670,000	4,013,952
San Francisco City and County Airport Commission, International Airport Revenue,
Issue 23B, Second Series, FGIC Insured, 5.00% due 05/01/24	3,000,000	3,105,300
San Francisco City and County, COP, San Bruno Jail No. 3,
AMBAC Insured, 5.25% due 10/01/33	4,000,000	4,182,800
San Joaquin Hills Transportation Corridor Agency, Toll Road Revenue,
7.40% due 01/01/07	1,000,000	1,010,060
7.50% due 01/01/09	1,000,000	1,068,940
San Jose Library, Parks and Public Safety Projects,
5.00% due 09/01/21	3,830,000	4,082,014
San Jose, Unified School District, Santa Clara County,
Series A, FSA Insured, 5.00% due 08/01/21	1,745,000	1,856,802
Series A, FSA Insured, 5.00% due 08/01/22	3,700,000	3,912,491
San Mateo County, Joint Powers Authority, Lease Revenue Capital Projects,
Series A, FSA Insured, 5.125% due 07/15/32	2,145,000	2,211,881
San Ramon Valley, Unified School District, Election of 2002,
FSA Insured, 5.25% due 08/01/20	1,000,000	1,091,780
Sanger, Unified School District,
MBIA Insured, 5.60% due 08/01/23	2,530,000	2,883,896
Santa Ana, Unified School District,
MBIA Insured, 5.375% due 08/01/19	1,065,000	1,153,225
Santa Barbara, COP, Retirement Services, Revenue,
5.75% due 08/01/20	2,000,000	2,043,380
Santa Clara Valley Transportation Authority, Sales Tax Revenue,
MBIA Insured, Series A, 5.00% due 06/01/18	2,000,000	2,133,500
Santa Clara, Unified School District, Election of 1997,
MBIA Insured, 5.00% due 07/01/21	1,795,000	1,908,462
Santa Margarita, Dana Point Authority Revenue Refunding, Improvement Districts 3, 3A, 4 and 4A,
Series B, MBIA Insured, 7.25% due 08/01/07	500,000	515,185
Series B, MBIA Insured, 7.25% due 08/01/13	2,000,000	2,429,980
South Whittier, Elementary School District, Capital Appropriation,
Series A, FGIC Insured, Zero Coupon due 08/01/13	500,000	386,515
Series A, FGIC Insured, Zero Coupon due 08/01/14	250,000	185,090
Southwestern Community College,
MBIA Insured, 5.00% due 08/01/25	1,220,000	1,315,807
State Department of Veteran Affairs, Home Purchase Revenue,
Series A, AMBAC Insured, 5.35% due 12/01/27	2,000,000	2,137,580
State Department of Water Resources, Power Supply Revenue
Series A, 5.375% due 05/01/22	5,745,000	6,339,895

4

State Department of Water Resources, Power Supply Revenue, Central Valley Project,
Series AC, MBIA Insured, 5.00% due 12/01/27	$1,000,000	$1,056,920
Series W, FSA Insured, 5.125% due 12/01/29	2,000,000	2,107,900
State Economic Recovery
Series A, 5.00% due 07/01/16	5,000,000	5,309,900
State Educational Facilities Authority Revenue Refunding,
College of Arts, 5.75% due 06/01/25	2,000,000	2,109,320
Dominican University, 5.75% due 12/01/30	1,000,000	1,033,970
Loyola Marymount University, MBIA Insured, 5.00% due 10/01/22	700,000	721,833
Lutheran University, Series C, 5.00% due 10/01/24	1,215,000	1,262,907
Pepperdine University, 5.75% due 09/15/30	2,000,000	2,104,000
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	3,750,000	4,168,575
Scripps College, 5.00% due 08/01/31	500,000	512,920
Stanford University, Series R, 5.00% due 11/01/21	2,000,000	2,107,200
University of Redlands, FGIC Insured, 5.00% due 06/01/33	2,715,000	2,832,071
University of Southern California, Series C, 5.125% due 10/01/28	2,695,000	2,766,903
State Health Facilities Financing Authority, Revenue Refunding,
Adventist Health System, Series A, 5.00% due 03/01/33	3,000,000	3,065,970
Cedars-Sinai Medical Center, 5.00% due 11/15/34	2,500,000	2,572,025
Scripps Health, Series A, MBIA Insured, 5.00% due 10/01/22	500,000	519,660
Stanford Health Care, Series A, 5.00% due 11/15/23	2,000,000	2,083,820
Stanford Health Care, Series A, FSA Insured, 5.00% due 11/15/28	1,000,000	1,031,420
State Health Facility Financing Authority Revenue,
5.25% due 04/01/39	2,000,000	2,114,500
State Housing Finance Agency Revenue Home Mortgage, Multi-Family Program,
Series B, AMBAC Insured, AMT, 6.05% due 08/01/16	1,330,000	1,358,183
Series K, MBIA Insured, 6.15% due 08/01/16	395,000	403,374
State Infrastructure and Economic Development Bank, Revenue Refunding,
Bay Area Toll Bridges, 1st Lien, Series A, FSA Insured, 5.25% due 07/01/21	3,000,000	3,301,890
J. David Gladstone Institute Project, 5.25% due 10/01/34	3,000,000	3,122,850
J. Paul Getty, Series C, 3.90% due 04/01/33 (c)	2,275,000	2,302,892
Kaiser Hospital, Assistance I-Limited Liablity Co., Series A, 5.55% due 08/01/31	3,500,000	3,713,220
Salvation Army West, AMBAC Insured, 5.00% due 09/01/24	2,520,000	2,696,929
Scripps Research Institute, Series A, 5.00% due 07/01/29	2,500,000	2,620,825
YMCA, Metropolitan Los Angeles Project, AMBAC Insured, 5.25% due 02/01/26	2,000,000	2,124,280
State Infrastructure and Economic Development Bank,
Salvation Army West,
Nts., 3.40% due 11/13/06	1,000,000	1,000,000
State Municipal Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc. Project,
AMT, 4.10% due 09/01/14	1,000,000	999,240
Series A-2, AMT, 5.40% due 04/01/25	2,000,000	2,114,180
State Pollution Control Financing Authority, Solid Waste Disposal Revenue, Waste Management, Inc.,
Series A, AMT, 5.00% due 01/01/22 (c)	6,435,000	6,658,745
Series B, AMT, 5.00% due 07/01/27	3,000,000	3,075,090
Series C, AMT, 4.85% due 12/01/27	1,000,000	1,009,870
State Public Works Board,
Department of Corrections, Series C, 5.50% due 06/01/23	1,000,000	1,095,280
Lease Revenue, Coalinga State Hospital, Series A, 5.125% due 06/01/29	2,000,000	2,092,100
Lease Revenue, Department of General Services,
Butterfield, Series A, 5.25% due 06/01/24	2,400,000	2,588,688

5

Lease Revenue, Department of General Services, Capital East End, Series A, AMBAC Insured, 5.25% due 12/01/19	$5,000,000	$5,398,150
Lease Revenue, UCLA Replacement Hospital, Series A, FSA Insured, 5.375% due 10/01/17	1,700,000	1,842,562
Lease Revenue, University of California Institute, Series C, 5.00% due 04/01/20	2,375,000	2,532,463
Lease Revenue, Various University of California Institute, Series C, AMBAC Insured, 5.125% due 09/01/22	1,475,000	1,521,271
State Rural Home Mortgage Finance Authority, Single-Family Revenue Refunding,
Series C, FNMA Insured, AMT, 7.50% due 08/01/27	25,000	25,405
State, General Obligation,
Prerefunded, 5.625% due 05/01/19	100,000	108,270
Prerefunded, 5.50% due 06/01/20	580,000	619,620
Prerefunded, 5.25% due 10/01/23	995,000	1,059,168
Prerefunded, 5.50% due 06/01/25	335,000	357,884
Series BH, AMT, 5.60% due 12/01/32	1,000,000	1,013,940
Unrefunded, 5.625% due 05/01/19	55,000	58,727
Unrefunded, 5.50% due 06/01/20	2,040,000	2,179,352
Unrefunded, 5.50% due 06/01/20	145,000	153,020
Unrefunded, 5.50% due 06/01/25	1,170,000	1,249,923
5.00% due 02/01/12	1,650,000	1,757,745
5.00% due 02/01/17	500,000	533,270
5.00% due 07/01/17	5,000,000	5,314,400
5.00% due 05/01/19	5,000,000	5,347,850
5.625% due 05/01/19	185,000	199,778
5.625% due 05/01/19	60,000	64,856
5.25% due 10/01/23	145,000	154,798
5.25% due 10/01/23	70,000	74,730
5.50% due 09/01/24	1,000,000	1,064,100
5.50% due 06/01/25	85,000	89,701
5.25% due 02/01/28	6,000,000	6,309,900
5.00% due 02/01/32	2,500,000	2,593,150
5.50% due 11/01/33	4,600,000	5,051,858
5.25% due 04/01/34	2,000,000	2,130,680
Statewide Communities Development Authority Revenue
Thomas Jefferson School of Law, 4.875% due 10/01/31	2,000,000	2,019,460
Statewide Communities Development Authority,
California Endowment, 5.00% due 07/01/33	3,000,000	3,139,710
Daughters of Charity Health, Series A, 5.25% due 07/01/30	2,000,000	2,097,080
Daughters of Charity Health, Series A, 5.25% due 07/01/35	3,000,000	3,135,720
Health Facilities, Adventist Health System, Series A, 5.00% due 03/01/35	3,000,000	3,088,800
Huntington Memorial Hospital, 5.00% due 07/01/35	3,000,000	3,089,850
John Muir Health, Series A, 5.00% due 08/15/20	1,500,000	1,589,910
Kaiser Health Plan, Series C, 5.25% due 08/01/31 (c)	2,000,000	2,127,880
Kaiser Permanente, Series I, 3.45% due 04/01/35	2,000,000	1,963,120
Memorial Health Services, Series A, 5.50% due 10/01/33	2,000,000	2,114,020
Sutter Health, Series A, 5.00% due 11/15/43	5,000,000	5,182,900
The Salk Institute Biological, MBIA Insured, 5.25% due 07/01/20	1,540,000	1,691,659
Thomas Jefferson School of Law, 4.875% due 10/01/35	500,000	506,730
Statewide Communities Development Authority, COP,
6.00% due 08/01/28	1,800,000	1,871,550
Statewide Communities Development Authority, Multi-Family Revenue,
AMT, 5.05% due 01/20/41	5,000,000	5,144,750
Statewide Communities Development Authority, Multi-Family Revenue, Residential-B,
5.20% due 12/01/29	2,500,000	2,579,500
Torrance, COP,
AMBAC Insured, 5.25% due 06/01/34	3,690,000	3,929,702

6

Refinancing and Public Improvement Project, Series A,
AMBAC Insured, 5.00% due 06/01/34	$1,310,000	$1,364,273
Turlock Irrigation District Revenue Refunding,
Series A, MBIA Insured, 6.00% due 01/01/10	500,000	538,435
University of California Revenue,
Series A, AMBAC Insured, 5.00% due 11/01/25	2,000,000	2,126,160
UCLA Medical Center, AMBAC Insured, 5.25% due 05/15/30	1,250,000	1,328,888
UCLA Medical Center, Series A, AMBAC Insured, 5.50% due 05/15/24	1,000,000	1,092,390
University of California, Multi-Purpose Projects,
Series M, FGIC Insured, 5.125% due 09/01/21	5,440,000	5,704,656
University of Puerto Rico University System Revenue Bonds, COP,
Series O, MBIA Insured, 5.375% due 06/01/30	1,000,000	1,004,680
Upland, COP,
San Antonio Community Hospital, 5.00% due 01/01/18	2,745,000	2,745,988
Upland, Unified School District, Capital Appropriation, Election of 2000,
FSA Insured, 5.125% due 08/01/25	1,000,000	1,072,240
Val Verde, Unified School District, COP,
FGIC Insured, 5.25% due 01/01/25	1,000,000	1,110,090
Vallejo Unified School District,
Series A, MBIA Insured, 5.90% due 02/01/17	1,000,000	1,176,050
Ventura, Unified School District Refunding,
FSA Insured, 5.25% due 08/01/25	3,765,000	4,156,447
West Contra Costa Healthcare District, COP,
AMBAC Insured, 5.50% due 07/01/29	3,000,000	3,273,300
Westside Unified School District Refunding,
Series C, AMBAC Insured, 6.00% due 08/01/14	300,000	350,073
Total Fixed Rate Bonds and Notes (cost: $476,613,227)		497,243,849

		market value
	face amount	(note 1)
Variable Rate Demand Notes * - 5.54%
Association of Bay Area Governments, Financing Authority for Nonprofit Corps.,
Series D, 3.70% due 10/01/27	$3,000,000	$3,000,000
Associations of Bay Area Governments, Financing Authority for Nonprofit Corps.,
American Baptist Homes West, Series C, 3.70% due 10/01/27	995,000	995,000
Menlo Park, Community Development, Agency Tax Allocation, Las Pulgas Community Development,
AMBAC Insured, 3.70% due 01/01/31	2,300,000	2,300,000
Orange County, Apartment Development Revenue,
Capistrano Pointe, Series A, 3.59% due 12/01/29	2,100,000	2,100,000
Pittsburg, Redevelopment Agency Tax Revenue, Los Medanos Community,
Series A, AMBAC Insured, 3.70% due 09/01/35	4,200,000	4,200,000
Riverside County, Housing Authority, Multi-Family Mortgage Revenue,
Mountain View Apts., Series A, 3.59% due 08/01/25	1,045,000	1,045,000
San Francisco City and County Redevelopment Agency,
FHLMC Insured, 2.47% due 12/01/17	1,000,000	1,000,000
San Francisco City and County, Laguna Honda Hospital,
Series C, MBIA Insured, 3.53% due 06/15/30	2,740,000	2,740,000
Southern California Public Power Authority Revenue,
Power Project, AMBAC Insured, 3.87% due 07/01/15	2,100,000	2,100,000
Transmission Project, Series A, FSA Insured, 3.58% due 07/01/23	1,800,000	1,800,000
State Department of Water Resources, Power Supply Revenue,
Series C-12, 3.60% due 05/01/22	1,000,000	1,000,000
Sub-series F-5, 3.66% due 05/01/22	600,000	600,000

7

State Pollution Control Financing Authority, Pacific Gas & Electric Corp.,
Series C, 3.70% due 11/01/26	$3,500,000	$3,500,000
Stockton, Health Facility Revenue, Dameron Hospital Association,
Series A, 3.70% due 12/01/32	2,680,000	2,680,000
Tulare, Local Health Care District, Health Facilities Revenue,
3.20% due 12/01/32	580,000	580,000
Total Variable Rate Demand Notes * (cost: $29,640,000)		29,640,000
Total Securities (cost: $506,253,227) - 98.44%		526,883,849
Other Assets and Liabilities, Net - 1.56%		8,327,081
Net Assets - 100.00%		$535,210,930

The accompanying notes are an integral part of these statements of investments.

(c)	Represents the current interest rate for a variable rate security.
(d)	Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

8

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas Independence Eagle Bond Fund

		percent of
	shares	net assets	market value
Investment in Atlas Funds - 97.58%
Strategic Income Fund	1,829,743	46.40%	$8,160,652
American Enterprise Bond Fund	842,172	46.30	8,143,801
Money Market Fund	859,016	4.88	859,016
Total Investment in Atlas Funds (cost: $17,029,300)			17,163,469

Total Securities (cost: $17,029,300) - 97.58%			17,163,469
Other Assets and Liabilities, Net - 2.42%			425,796
Net Assets - 100.00%			$17,589,265

The accompanying notes are an integral part of these statements of investments.

1

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas National Municipal Bond Fund

		market value
	face amount	(note 1)

Fixed Rate Bonds and Notes - 93.75%
Alabama - 1.27%
Jefferson County, Limited Obligation Reserve Bond Warrants,
Series A, 5.00% due 01/01/24	$1,000,000	$1,042,540
State Docks Department, Docks Facilities Revenue,
MBIA Insured, AMT, 6.10% due 10/01/13	1,000,000	1,021,600
Alaska - 1.35%
Anchorage, Electric Utility Revenue Refunding,
Senior Lien, MBIA Insured, 8.00% due 12/01/10	985,000	1,147,367
Conway, Public Facilities Board, Capital Improvement Revenue, Hendrix College Project,
Series A, 5.00% due 10/01/26	1,000,000	1,034,030
Arizona - 4.29%
Maricopa County, Unified School District No. 69, Paradise Valley Refunding,
MBIA Insured, 6.35% due 07/01/10	600,000	658,674
Phoenix, Civic Improvement Corp., Water System Revenue,
FGIC Insured, 5.25% due 07/01/18	1,000,000	1,125,260
Pinal County, Unified School District # 43,
Apache JCT, Series A, FGIC Insured, 6.80% due 07/01/09	425,000	460,853
Salt River Project, Agricultural Improvement and Power District,
Series A, 5.00% due 01/01/22	1,150,000	1,220,242
Tucson, Water Revenue,
FGIC Insured, 5.50% due 07/01/17	2,250,000	2,488,342
Yavapai County Industrial Development, Waste Management, Inc.,
Series A-1, AMT, 3.65% due 03/01/28	1,000,000	1,000,830
Arkansas - 1.30%
Pulaski County, Hospital Revenue,
Arkansas Children’s Hospital Project, AMBAC Insured, 5.00% due 03/01/35	1,000,000	1,045,390
University of Arkansas, Revenue,
FGIC Insured, 5.00% due 03/01/25	1,000,000	1,064,090
California - 8.99%
A B C, Unified School District, Capital Appropriation,
Series B, FGIC Insured, Zero Coupon due 08/01/24	1,715,000	780,789
Agua Caliente Band Cahuilla Indians, Revenue,
6.00% due 07/01/18	1,000,000	1,085,980
Educational Facilities Authority, Revenue Refunding,
Santa Clara University, MBIA Insured, 5.00% due 09/01/23	1,000,000	1,111,620
Foothill/Eastern Corridor Agency, Toll Road Revenue,
5.75% due 01/15/40	2,000,000	2,079,840
Kern, High School District,
Series 1990-C Election, MBIA Insured, 6.25% due 08/01/10	545,000	599,751
State Department of Water Resources, Power Supply Revenue,
5.375% due 05/01/22	1,000,000	1,103,550
State Economic Recovery,
Series A, 5.00% due 07/01/16	1,000,000	1,061,980
State, General Obligation,
5.00% due 07/01/17	1,500,000	1,594,320
5.00% due 10/01/22	700,000	733,614
5.00% due 02/01/32	500,000	518,630
5.50% due 11/01/33	1,200,000	1,317,876
Statewide Communities Development Authority Revenue,
Daughters of Charity Health System, 5.25% due 07/01/25	990,000	1,043,173
Thomas Jefferson School of Law, 4.875% due 10/01/31	500,000	504,865

1

University of California Revenue, Multiple Purpose Projects,
Series M, FGIC Insured, 5.125% due 09/01/22	$1,000,000	$1,044,680
Colorado - 17.61%
Boulder County, Development Revenue,
University Corp. for Atmospheric Research, MBIA Insured, 5.00% due 09/01/27	1,880,000	1,964,092
Castle Rock, Golf Enterprise Revenue,
5.10% due 12/01/22	1,000,000	1,030,210
Colorado Springs,
Colorado College Project, 5.00% due 06/01/23	1,085,000	1,153,160
Colorado Springs, Utilities System Revenue, Sub-Lien Improvement,
Series A, 5.00% due 11/15/33	1,000,000	1,041,910
Denver, City and County Airport Revenue,
Series B, 5.00% due 11/15/33	1,000,000	1,041,910
Department of Transportation,
Revenue Anticipation Nts., Series A, MBIA Insured, 5.25% due 06/15/10	1,000,000	1,059,640
E-470 Public Highway Authority Revenue, Capital Appreciation,
Senior Series B, MBIA Insured, Zero Coupon due 09/01/21	2,000,000	1,044,660
Series C, MBIA Insured, 0%/5.00% due 09/01/17 (d)	1,900,000	1,620,852
Educational and Cultural Facilities Authority Revenue,
Nashville Public Radio, 5.50% due 04/01/11	410,000	440,898
Nashville Public Radio, 5.875% due 04/01/22	1,000,000	1,106,650
Regis University Project, 5.00% due 06/01/24	1,695,000	1,766,122
University of Denver Project, Series B, FGIC Insured, 5.25% due 03/01/23	2,000,000	2,191,300
El Paso County School District # 20,
FGIC Insured, 5.50% due 12/15/23	1,000,000	1,100,990
Health Facilities Authority,
Evangelical Lutheran Project, 5.25% due 06/01/23	1,000,000	1,058,230
Evangelical Lutheran Project, Series A, 5.25% due 06/01/34	1,300,000	1,352,143
Vail Valley Medical Center Project, 5.75% due 01/15/22	1,770,000	1,882,501
Housing Finance Authority, Single-Family Program,
Senior Series A-1, AMT, 7.40% due 11/01/27	35,000	35,577
Jefferson County,
School District No. R-001, Series A, FSA Insured, 5.00% due 12/15/17	1,000,000	1,087,690
Larimer County,
School District No. R-001, MBIA Insured, 5.50% due 12/15/23	1,000,000	1,114,430
Regional Transportation District, Sales Tax Revenue,
Series A, AMBAC Insured, 5.00% due 11/01/20	1,000,000	1,078,700
South Suburban Parks and Recreation District Revenue,
AMBAC Insured, 5.375% due 09/15/18	2,160,000	2,288,045
University of Colorado Enterprise System Revenue,
FGIC Insured, 5.00% due 06/01/33	1,000,000	1,054,610
University of Colorado, COP,
Master Lease Purchase Agreement, Series A, AMBAC Insured, 5.00% due 06/01/33	1,000,000	1,037,820
Connecticut - 2.36%
Mashantucket, Western Pequot Tribe,
Series 2006-A, 5.50% due 09/01/36 (a)	1,000,000	1,040,280
State Health and Educational Facilities Authority Revenue,
5.125% due 07/01/27	2,700,000	2,787,588
Florida - 6.28%
Collier County, School Board, COP,
FSA Insured, 5.25% due 02/15/21	1,000,000	1,123,950
Escambia, Health Facilities Authority Revenue,
Ascension Health Credit, Series A, 5.25% due 11/15/11	1,000,000	1,070,540
Halifax Hospital Medical Center, Hospital Revenue,
Series A, 5.00% due 06/01/38	1,000,000	1,018,360

2

Hillsborough County, Industrial Development Authority, Hospital Revenue,
Tampa General Hospital Project, 5.00% due 10/01/36	$1,500,000	$1,546,470
Lee County, Airport Revenue,
Series A, FSA Insured, AMT, 5.688% due 10/01/19	2,000,000	2,154,580
Miami-Dade County, Special Obligation, Capital Appreciation and Income,
Series B, MBIA Insured, 0%/5.00% due 10/01/35 (d)	1,000,000	920,190
Orange County, Sales Tax,
Series A, FGIC Insured, 5.125% due 01/01/21	2,200,000	2,355,760
Georgia - 1.33%
Augusta, Water and Sewer Revenue,
FSA Insured, 5.25% due 10/01/39	1,000,000	1,072,160
Chatham County, Hospital Authority Revenue,
Memorial Health Medical Center, Series A, 6.125% due 01/01/24	1,000,000	1,092,820
Illinois - 3.60%
Chicago, Metropolitan Water Reclamation District, Greater Chicago Capital Improvement,
7.25% due 12/01/12	1,500,000	1,797,750
Cook County,
MBIA Insured, 7.25% due 11/01/07	430,000	436,600
Metropolitan Pier and Exposition Authority, Dedicated State Tax Revenue,
McCormick Place Expansion Project, Capital Appropriation, FGIC Insured, Zero Coupon due 06/15/29	4,000,000	1,446,240
State, General Obligation,
FSA Insured, 5.375% due 05/01/13	2,000,000	2,152,360
Kansas - 1.17%
Lawrence, Hospital Revenue,
Lawrence Memorial Hospital, 5.125% due 07/01/36	1,000,000	1,045,630
Salina, Hospital Revenue, Salina Reginal Health Center, Inc.,
5.00% due 10/01/36	825,000	855,327
Louisiana - .84%
Calcasieu Parish, Public Trust Authority, Student Lease Revenue,
McNeese Student Housing Project, MBIA Insured, 5.25% due 05/01/33	1,295,000	1,354,842
Maryland - .65%
Health and Higher Educational Facilities Authority Revenue,
John Hopkins University, Series A, 5.00% due 07/01/33	1,000,000	1,046,360
Massachusetts - .39%
Housing Finance Agency,
Series F, AMT, 5.125% due 12/01/34	100,000	102,187
Industrial Finance Agency Revenue,
5.65% due 10/01/18	500,000	527,970
Michigan - 2.64%
Detroit School District, School Building and Site Improvement,
Series A, FGIC Insured, 5.50% due 05/01/15	1,000,000	1,107,630
Detroit, Sewer Disposal Revenue,
Senior Lien, Series A, FSA Insured, 5.00% due 07/01/23	3,000,000	3,177,690
Minnesota - 1.45%
Chaska, Electric Revenue, Generating Facilities,
Series A, 5.25% due 10/01/20	1,200,000	1,298,340
State Higher Education Facilities Authority Revenue, University of St. Thomas,
Series 6-I, 5.00% due 04/01/23	1,000,000	1,061,360
Mississippi - .79%
Higher Education Assistance Corp., Student Loan Revenue,
Series C, AMT, 6.05% due 09/01/07	5,000	5,007

3

Hospital Equipment and Facilities Authority Revenue,
Baptist Memorial Hospital, Series B-1, 5.00% due 09/01/24	$1,000,000	$1,020,940
Jones County, Hospital Revenue,
South Central Regional Medical Center, 5.50% due 12/01/17	250,000	255,168
Missouri - .66%
Curators University, System Facility Revenue,
Series A, 5.00% due 11/01/21	1,000,000	1,070,080
Nevada - .01%
Housing Division, Single-Family Mortgage Revenue,
Series C, FHA Insured, AMT, 6.60% due 04/01/14	10,000	10,123
New Hampshire - .85%
Business Financing Authority, Pollution Control Revenue,
Central Maine Power Co., 5.375% due 05/01/14	1,300,000	1,372,644
New Jersey - 1.42%
Garden State, Preservation Trust of New Jersey, Open Space and Farmland 2005,
Series A, FSA Insured, 5.80% due 11/01/19	1,000,000	1,152,960
Series A, FSA Insured, 5.80% due 11/01/23	1,000,000	1,152,290
New York - 8.63%
Highway Authority, Service Contract Revenue, Local Highway and Bridge,
Prerefunded, 5.00% due 04/01/17	205,000	210,629
Unrefunded, 5.00% due 04/01/17	795,000	816,099
Long Island Power Authority, Electric System Revenue,
5.00% due 06/01/08	1,500,000	1,533,225
Metropolitan Transportation Authority, Service Contract,
Series A, 5.75% due 01/01/18	1,000,000	1,156,300
Series A, 5.10% due 01/01/21	1,110,000	1,177,655
Series A, 5.125% due 01/01/29	1,000,000	1,054,110
Metropolitan Transportation Authority, Transportation Facilities Revenue,
Series 8, 5.375% due 07/01/21	1,000,000	1,105,550
New York City, General Obligation,
Prerefunded, Series L, 5.75% due 08/01/12	240,000	246,866
Unrefunded, Series L, 5.75% due 08/01/12	260,000	266,630
New York City, Industrial Development Agency Revenue,
Queens Baseball Stadium, AMBAC Insured, 5.00% due 01/01/26	1,000,000	1,072,080
New York City, Municipal Water Finance Authority, Water and Sewer Systems Revenue,
Prerefunded, Series B, 6.00% due 06/15/33	625,000	684,394
Unrefunded, Series B, 6.00% due 06/15/33	375,000	408,446
New York City, Transitional Financing Authority Revenue, Future Tax Secured,
Series B, 5.00% due 05/01/30	1,000,000	1,041,460
New York State Thruway Authority,
Series G, FSA Insured, 5.25% due 01/01/27	2,000,000	2,175,300
Sales Tax Asset Receivable Corporation,
Series A, AMBAC Insured, 5.00% due 10/15/32	1,000,000	1,053,420
North Carolina - 3.19%
Eastern Municipal Power Agency, Power System Revenue,
Series C, 5.375% due 01/01/17	1,000,000	1,063,980
Series D, 5.125% due 01/01/23	500,000	519,880
Series D, 5.125% due 01/01/26	450,000	467,145
Facilities Financing Agency Revenue,
Duke University Project, Series A, 5.125% due 07/01/42	2,000,000	2,082,540
Municipal Power Agency,
Series B, 6.375% due 01/01/08	1,000,000	1,031,950
Ohio - 3.36%
Cuyahoga, Refunding Revenue Bonds,
Series A, 5.50% due 01/01/29	1,000,000	1,069,030
Lakota, Local School District,
AMBAC Insured, 7.00% due 12/01/09	1,740,000	1,916,279

4

Ohio, Housing Finance Agency Multi-Family Housing Revenue,
AMT, 4.75% due 10/20/15	$545,000	$554,543
Steubenville, Hospital Revenue, Facilities Refunding and Improvement,
Trinity Health System, 6.50% due 10/01/30	1,750,000	1,905,050
Pennsylvania - 3.66%
Allegheny County, Higher Education Building Authority, University Revenue,
Duquesne University, Series B, Zero Coupon due 03/01/19	1,510,000	1,629,743
Lehigh County, Industrial Development Authority, Pollution Control Revenue,
PPL Electric Utilities Corp., FGIC Insured, 4.75% due 02/15/27	500,000	512,480
Monroe County, Hospital Authority Revenue,
Pocono Medical Center, 6.00% due 01/01/43	1,000,000	1,073,020
State, General Obligation,
5.00% due 01/01/18	2,500,000	2,715,850
Puerto Rico - 4.06%
Commonwealth, Public Improvement,
Series A, FGIC Insured, 5.50% due 07/01/18	2,000,000	2,297,280
Series A, MBIA Insured, 5.50% due 07/01/14	500,000	560,525
Series B, 5.25% due 07/01/32	500,000	534,200
Series C, 6.00% due 07/01/13	1,000,000	1,036,090
Infrastructure Financing Authority,
Series A, 5.50% due 10/01/32	1,000,000	1,077,790
Public Buildings Authority Revenue, Government Facilities,
Prerefunded, Series D, 5.25% due 07/01/27	730,000	790,101
Unrefunded, Series D, 5.25% due 07/01/27	270,000	283,638
Rhode Island - .96%
Health and Educational Building Corp. Revenue, Higher Education Facility,
Salve Regina University, 5.125% due 03/15/32	1,500,000	1,556,535
South Carolina - 2.25%
Newberry County School District,
5.00% due 12/01/30	1,000,000	1,022,830
Richland County, School District # 002,
Series A, 5.00% due 04/01/17	1,500,000	1,623,645
Spartanburg County, School District # 001,
Anticipation Nts., Series B, 5.25% due 11/16/06	1,000,000	1,002,620
Texas - 3.57%
Alliance Airport Authority, Inc., Special Facilities Revenue,
Fedex Corp. Project, AMT, 4.85% due 04/01/21	1,000,000	1,009,180
Dallas-Fort Worth, International Airport Revenue, Refunding and Improvement,
Series A, FGIC Insured, AMT, 5.50% due 11/01/31	1,500,000	1,599,060
Lower Colorado River Authority, Transmission Contract Revenue,
FGIC Insured, 5.00% due 05/15/25	1,000,000	1,035,410
Red River Education Finance Corp.,
Hockaday School, 5.00% due 05/15/25	1,065,000	1,116,642
Sabine River Authority, Pollution Control Revenue,
TXU Energy Company LLC, Series C, 5.20% due 05/01/28	1,000,000	1,033,980
Virginia - 2.45%
Charles City County, Industrial Development Authority,
Waste Management Virginia, Inc. Project, AMT, 4.875% due 02/01/09	1,000,000	1,016,840
Chesterfield County, Industrial Development Authority, Pollution Control Revenue,
Virginia Electric and Power Co., 5.875% due 06/01/17	1,500,000	1,631,595
Virginia College, Educational Facilities Revenue,
Hampton University Project, 5.00% due 04/01/18	1,300,000	1,329,679

5

Washington - 1.97%
Port of Seattle, Revenue,
Series B, MBIA Insured, AMT, 5.625% due 02/01/24	$1,000,000	$1,055,050
Seattle, General Obligation,
5.00% due 08/01/21	2,000,000	2,144,500
Wisconsin - .40%
Superior, Limited Obligation Revenue Refunding, Midwest Energy Resources,
Series E, FGIC Insured, 6.90% due 08/01/21	500,000	653,395
Total Fixed Rate Bonds and Notes (cost: $145,610,628)		152,028,461

		market value
	face amount	(note 1)

Variable Rate Demand Notes * - 4.75%
Alaska - .31%
Valdez, Marine Terminal Revenue, BP Pipeline, Inc.,
Series B, 3.85% due 07/01/37	$500,000	$500,000
Illinois - .74%
Illinois Finance Authority Revenue, Resurrection Health Interim,
Series B, 3.84% due 05/15/35	1,200,000	1,200,000
Kansas - .80%
University of Kansas, Hospital Authority, Health Facilities Revenue,
3.85% due 09/01/34	1,300,000	1,300,000
Kentucky - .74%
Kentucky Economic Development Finance Authority, Baptist Healthcare System, Inc.,
Series C, MBIA Insured, 3.85% due 08/15/31	1,200,000	1,200,000
Minnesota - 1.30%
Arden Hills, Housing and Health Care Facilities Revenue,
Presbyterian Homes, Series A, 3.90% due 09/01/29	2,100,000	2,100,000
Texas - .86%
Harris County, Health Facilities Development Authority,
Series B-1, MBIA Insured, 3.86% due 10/01/29	1,400,000	1,400,000
Total Variable Rate Demand Notes * (cost: $7,700,000)		7,700,000

Total Securities (cost: $153,310,628) - 98.50%		159,728,461
Other Assets and Liabilities, Net - 1.50%		2,428,744
Net Assets - 100.00%		$162,157,205

The accompanying notes are an integral part of these statements of investments.

(a)

Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $1,040,280 or 0.64% of net assets in the National Municipal Bond Fund, $2,921,004 or 4.83% of net assets in the American Enterprise Bond Fund, and $37,126,607 or 11.63% of net assets in the Strategic Income Fund.

(d)	Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

6

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas Strategic Income Fund

		market value
	face amount	(note 1)

Asset-Backed Securities - 2.04%
Automobile - .59%
AESOP Funding II LLC, Automobile Asset-Backed Certificates,
Series 2005-1A, Cl. A2, 5.39% due 04/20/09 (a) (c)	$70,000	$70,010
BMW Vehicle Owner Trust, Automobile Asset-Backed Securities,
Series 2005-A, Cl. A2, 3.66% due 12/26/07	10,411	10,401
Series 2006-A, Cl. A2, 5.30% due 05/26/09	190,000	190,000
Capital Auto Receivables Asset Trust, Automobile Loan Asset-Backed Nts.,
Series 2004-2, Cl. A3, 3.58% due 01/15/09	250,000	246,331
Capital One Prime Auto Receivables Trust,
Series 2005-1, Cl. A2, 4.24% due 11/15/07	67,693	67,655
Chase Manhattan Auto Owner Trust, Automobile Loan Pass-Through Certificates,
Series 2005-A, Cl. A2, 3.72% due 12/15/07	49,546	49,474
Daimler Chrysler Auto Trust, Automobile Loan Pass-Through Certificates,
Series 2005-B, Cl. A2, 3.75% due 12/08/07	9,413	9,410
Series 2006-C, Cl. A2, 5.25% due 05/08/09	330,000	329,998
Ford Credit Auto Owner Trust, Automobile Installment Sales,
Series 2005-A, Cl. A3, 3.48% due 11/15/08	141,090	139,965
Series 2005-C, Cl. A2, 4.24% due 03/15/08	121,172	120,855
GS Auto Loan Trust, Automobile Loan Asset-Backed Securities,
Series 2005-1, Cl. A2, 4.32% due 05/15/08	235,802	235,324
Honda Auto Receivables Owner Trust, Automobile Receivables Obligations,
Series 2005-3, Cl. A2, 3.73% due 10/18/07 (f)	184,658	184,365
Nissan Auto Receivables Owner Trust, Automobile Receivable Nts.,
Series 2005-C, Cl. A2, 4.14% due 01/15/08	211,796	211,224
Onyx Acceptance Owner Trust,
Series 2005-B, Cl. A2, 4.03% due 04/15/08	17,322	17,314
Commercial MBS - .08%
Residential Asset Mortgage Products, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI3, 4.45% due 07/25/28	160,691	159,240
Series 2006-RS4, Cl. A1, 5.404% due 07/25/36 (c)	110,148	110,148
Diversified Financial Services - .14%
Master Asset-Backed Securities Trust, Mtg. Pass-Through Certificates,
Series 2006-WMC3, Cl. A3, 5.43% due 08/25/36 (c)	250,000	250,000

Structured Asset Securities Corp.,
Series 2003-25XS, Cl. A4, 4.51% due 08/25/33	$6,806	$6,770
Series 2005-4XS, Cl. 3A1, 5.18% due 03/25/35	176,149	175,482
Home Equity - 1.23%
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 5.504% due 11/25/35 (c)	120,000	120,054
Argent Securities Trust, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.804% due 05/25/34 (c)	440,000	441,702
Series 2006-M3, Cl. A2B, 5.426% due 10/25/36 (c)	100,000	100,469
Series 2006-W5, Cl. A2B, 5.424% due 06/25/36 (c)	180,000	180,000
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates,
Series 2005-D, Cl. AF1, 5.04% due 10/25/35	92,614	92,172
Series 2006-A, Cl. AV2, 5.424% due 06/25/36 (c)	220,000	220,000
Centex Home Equity, Home Equity Mtg. Obligations Asset-Backed Certificates,
Series 2005-C, Cl. AF1, 4.196% due 06/25/35	18,829	18,761
Countrywide Asset-Backed Certificates Trust,
Series 2005-10, Cl. AF1, 5.484% due 02/25/36 (c)	171,903	171,935
Series 2005-16, Cl. 2AF2, 5.382% due 05/25/36 (c)	80,000	79,826
Series 2005-17, Cl. 1AF1, 5.53% due 05/25/36 (c)	128,495	128,570
Series 2005-17, Cl. 1AF2, 5.363% due 05/25/36 (c)	60,000	59,853
Series 2005-7, Cl. AF1B, 4.317% due 06/28/35 (c)	17,414	17,352
First Franklin Mortgage Loan Trust, Mtg.Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.534% due 11/25/35 (c)	350,000	350,154
Series 2006-FF10, Cl. A3, 5.414% due 07/25/36 (c)	170,000	170,000
Series 2006-FF5, Cl. 2A1, 5.374% due 04/25/36 (c)	122,415	122,424
Series 2006-FF9, Cl. 2A2, 5.495% due 06/25/36 (c)	90,000	90,000
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.585% due 01/20/35 (c)	124,034	124,150
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55% due 01/25/36	134,426	133,415
Series 2005-2, Cl. 2A1B, 5.18% due 08/25/35	163,918	163,365
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.584% due 07/25/35 (c)	110,000	110,184
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 5.424% due 07/25/36 (c)	290,000	290,000
Popular Asset-Backed Securities, Home Equity Pass-Through Certificates,
Series 2004-5, Cl. AF2, 3.735% due 12/25/34	36,817	36,620
Series 2005-1, Cl. AF2, 3.914% due 05/25/35 (k)	45,399	45,076
Series 2005-2, Cl. AF2, 4.415% due 04/25/35	80,000	79,220
Popular Asset-Backed Securities, Mtg. Pass-Through Certificates,

Series 2005-6, Cl. A3, 5.68% due 01/25/36	90,000	89,889
Residential Asset Securities Corp., Home Equity Asset-Backed Pass-Through Certificates,
Series 2006-KS7, Cl. A2, 5.428% due 09/25/36 (c)	210,000	209,960
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.384% due 04/25/36 (c)	118,607	118,614
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates,
Series 2006-2, Cl. A2, 5.485% due 07/25/36 (c)	170,000	170,000
Other ABS - .00%
Embarcadero Aircraft Securitization Trust, Airplane Collateral Obligations,
Series 2000-A, Cl. B, 6.43% due 08/15/25 (a) (c) (f) (r)	455,016	4,550

Total Asset-Backed Securities (cost: $6,987,793)		6,522,281

		market value
	face amount	(note 1)

Mortgage-Backed Obligations - 9.76%
Government-Sponsored Enterprises - 9.76%
Fannie Mae,
Unsec. Nts., Zero Coupon due 10/05/07	$2,440,000	$2,317,009
Unsec. Nts., 4.25% due 07/15/07	740,000	734,519
Unsec. Nts., 6.625% due 09/15/09	265,000	277,332
Unsec. Nts., Series B, 7.25% due 01/15/10	500,000	535,150
4.50% due 10/01/21 (n)	1,229,000	1,185,602
5.00% due 02/01/18	199,515	196,724
5.00% due 06/01/18	136,644	134,644
5.00% due 06/01/18 (k)	124,573	122,749
5.00% due 06/01/18	682,987	672,990
5.00% due 10/01/21 (n)	1,059,000	1,040,467
5.00% due 04/01/33	774,528	746,867
5.00% due 06/01/33	55,292	53,318
5.00% due 07/01/33	475,480	458,499
5.00% due 08/01/33 (q)	94,720	91,337
5.00% due 01/01/34	287,598	277,327
5.00% due 03/01/34	315,441	304,176
5.00% due 10/01/36 (n)	1,780,000	1,710,470
5.00% due 10/01/36 (n)	260,000	250,006
5.50% due 10/01/21 (n)	871,000	870,456
5.50% due 02/01/33	443,341	438,012
5.50% due 03/01/33	114,025	112,655
5.50% due 04/01/33	539,284	532,801
5.50% due 07/01/33	726,613	717,878
5.50% due 07/01/33	196,442	194,081
5.50% due 10/01/33	538,294	531,823
5.50% due 11/01/33	604,105	596,843

5.50% due 11/01/33	$726,036	$717,308
5.50% due 12/01/33	59,673	58,955
5.50% due 12/01/33	78,190	77,250
5.50% due 12/01/33	142,438	140,726
5.50% due 12/01/33	61,976	61,231
5.50% due 01/01/34	178,681	176,533
5.50% due 10/01/36 (n)	2,347,000	2,311,795
6.00% due 05/15/11	1,635,000	1,708,013
6.00% due 10/01/21 (n)	666,000	675,990
6.00% due 07/01/24	183,187	185,460
6.00% due 09/01/32	606,623	611,099
6.00% due 11/01/32	209,293	211,039
6.00% due 10/01/36 (n)	315,000	316,378
6.50% due 06/01/17	558,642	571,123
6.50% due 05/01/29	30,186	30,930
6.50% due 08/01/29	74,099	75,924
6.50% due 12/01/29	816,868	836,925
6.50% due 10/01/30	36,896	37,802
6.50% due 04/01/31	158,569	162,467
6.50% due 11/01/31	338,498	346,816
6.50% due 10/01/36 (n)	1,000,000	1,018,125
7.00% due 11/01/17	203,674	209,755
7.00% due 04/01/33	356,350	367,857
7.00% due 04/01/34	713,209	736,051
7.50% due 09/01/32	179,866	186,675
7.50% due 01/01/33	403,003	418,394
8.50% due 07/01/32	3,546	3,814
Freddie Mac,
4.50% due 05/01/19	147,855	142,772
4.50% due 07/01/19	173,831	167,711
5.00% due 08/01/33	615,609	594,063
6.00% due 10/01/22	442,416	448,749
6.00% due 07/01/24	355,785	360,415
6.00% due 09/01/24	149,951	151,902
6.50% due 04/01/18	84,304	86,081
6.50% due 04/01/21	456,077	465,816
6.50% due 02/01/22	122,144	125,366
6.50% due 09/01/22	122,207	125,432
7.00% due 06/01/29	320,958	330,926
7.00% due 03/01/31	92,372	95,090
7.00% due 10/01/31	121,235	124,802
7.50% due 01/01/32	450,573	468,452
Government National Mortgage Association,
7.00% due 03/15/28	37,214	38,436
7.00% due 03/15/28	29,720	30,695
7.00% due 07/15/28	51,109	52,787

Total Mortgage-Backed Obligations (cost: $31,267,932)		31,167,665

		market value
	face amount	(note 1)

Government-Sponsored Enterprises (Non-Mortgage-Backed) - 1.86%
Fannie Mae,
Nts., 4.00% due 02/28/07	$370,000	$368,041
Nts., 4.75% due 12/15/10	255,000	253,525
Freddie Mac,
Nts., 4.125% due 07/12/10	1,158,000	1,126,814
Unsec. Bonds, Series 7Y07, 3.50% due 11/15/07	165,000	162,144
Unsec. Nts, 4.00% due 08/17/07	105,000	103,946
Unsec. Nts., 5.00% due 09/16/08	155,000	155,049
Unsec. Nts., 5.25% due 07/18/11	3,000,000	3,042,108
Unsec. Nts., 6.625% due 09/15/09	700,000	731,821

Total Government-Sponsored Enterprises (Non-Mortgage-Backed) (cost: $5,997,601)		5,943,448

		market value
	face amount	(note 1)

Collateralized Mortgage Obligations - 4.92%
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Cl. A2, 4.501% due 07/10/43	$240,000	$234,681
Series 2006-5, Cl. A2, 5.317% due 10/10/11	315,000	316,581
Banc of America Funding Corp.,
Series 2004-2, Cl. 2A1, 6.50% due 07/20/32	174,033	176,879
Banc of America Mortgage Securities,
Series 2005-E, Cl. 2A2, 4.976% due 06/25/35 (c)	20,597	20,559
Banc of America Mortgage Securities, Inc., Pass-Through Certificates,
Series 2004-8, Cl. 5A1, 6.50% due 05/25/32	135,011	136,066
ChaseFlex Trust Pass-Through Certificates,
Series 2006-2, Cl. A1B, 5.43% due 09/25/36 (c)	176,643	176,643
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-WF2, Cl. AF2, 4.922% due 08/25/35	190,876	189,068
Series 2006-WF1, Cl. A2B, 5.536% due 03/01/36	60,000	59,895
Countrywide Alternative Loan Trust,
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	389,365	393,259
Series 2005-J3, Cl. 3A1, 6.50% due 09/25/34	86,726	88,511
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AB2, Cl. A7, 5.961% due 06/25/36	349,994	349,826
Series 2006-AB3, Cl. A7, 6.36% due 07/25/36	116,468	116,857
Series 2006-AB4, Cl. A1A, 6.005% due 06/25/08	350,000	350,274
Fannie Mae,
Series 1996-35, Cl. Z, 7.00% due 07/25/26	218,358	223,553
Series 1999-14, Cl. MB, 6.50% due 04/25/29	140,812	145,422
Series 2001-51, Cl. OD, 6.50% due 10/25/31	236,842	241,592

Series 2003-116, Cl. FA, 5.724% due 11/25/33	$51,209	$51,455
Series 2003-17, Cl. EQ, 5.50% due 03/25/23	521,000	513,767
Series 2003-23, Cl. EQ, 5.50% due 04/25/23	246,000	242,045
Series 2005-100, Cl. BQ, 5.50% due 11/25/25	140,000	135,372
Series 2006-24, Cl. DB, 5.50% due 04/25/26	540,000	540,396
Series 2006-50, Cl. KS, 4.677% due 06/25/36 (c)	85,320	83,130
Series 2006-50, Cl. SK, 4.677% due 06/25/36 (c)	301,869	295,717
Series 2006-57, Cl. PA, 5.50% due 08/25/27	603,389	604,218
Fannie Mae Whole Loan, Pass-Through Certificates,
Series 2004-W9, Cl. 2A2, 7.00% due 02/25/44	154,958	159,892
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates Trust,
Series 2002-66, Cl. FG, 6.33% due 09/25/32 (c)	551,537	560,772
Series 2002-84, Cl. FB, 6.33% due 12/25/32 (c)	551,532	561,909
Series 2003-11, Cl. FA, 6.33% due 09/25/32 (c)	551,586	561,702
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates Trust,
Series 2001-50, Cl. NE, 6.00% due 08/25/30	21,958	21,994
Series 2001-70, Cl. LR, 6.00% due 09/25/30	33,999	34,041
Series 2001-72, Cl. NH, 6.00% due 04/25/30	13,311	13,297
Series 2001-74, Cl. PD, 6.00% due 05/25/30	5,226	5,212
Series 2002-77, Cl. WF, 5.73% due 12/18/32 (c)	38,364	38,663
Series 2003-84, Cl. PW, 3.00% due 06/25/22	220,000	215,194
Series 2004-101, Cl. BG, 5.00% due 01/25/20	212,000	207,126
Series 2006-44, Cl. OA, 5.50% due 12/25/26	440,000	441,231
Series 2006-50, Cl. SA, 4.677% due 06/25/36 (c)	85,631	82,813
Series 2006-64, Cl. MD, 5.50% due 07/25/36	311,000	303,000
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates, Interest-Only Stripped Mtg.-Backed Security,
Series 2002-28, Cl. SA, 2.47% due 04/25/32 (c) (g)	43,432	3,088
Series 2002-38, Cl. SO, 1.67% due 04/25/32 (c) (g)	65,113	3,815
Series 2002-39, Cl. SD, 2.67% due 03/18/32 (c) (g)	65,480	4,884
Series 2002-48, Cl. S, 2.67% due 07/25/32 (c) (g)	69,226	5,305
Series 2002-52, Cl. SL, 2.67% due 09/25/32 (c) (g)	43,093	3,410
Series 2002-53, Cl. SK, 2.77% due 04/25/32 (c) (g)	40,529	3,439
Series 2002-56, Cl. SN, 2.67% due 07/25/32 (c) (g)	95,435	7,494
Series 2002-77, Cl. IS, 2.77% due 12/18/32 (c) (g)	110,933	8,783
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2001-61, Cl. SH, 2.57% due 11/18/31 (c) (g)	286,392	26,796
Series 2001-63, Cl. SD, 2.57% due 12/18/31 (c) (g)	77,847	7,397
Series 2001-68, Cl. SC, 2.57% due 11/25/31 (c) (g)	54,929	4,775
Series 2001-81, Cl. S, 2.62% due 01/25/32 (c) (g)	55,862	4,174
Series 2002-77, Cl. SH, 2.77% due 12/18/32 (c) (g)	67,977	6,445
Series 2002-9, Cl. MS, 2.77% due 03/25/32 (c) (g)	82,152	6,533
Series 2003-118, Cl. S, 2.77% due 12/25/33 (c) (g)	489,334	53,520

Series 2003-33, Cl. SP, 2.92% due 05/25/33 (c) (g)	$291,614	$33,951
Series 2003-4, Cl. S, 2.92% due 02/25/33 (c) (g)	150,155	16,973
Series 2005-40, Cl. SA, 1.37% due 05/25/35 (c) (g)	994,891	49,630
Series 2005-40, Cl. SB, 1.42% due 05/25/35 (c) (g)	349,404	14,849
Series 2005-71, Cl. SA, 1.42% due 08/25/25 (c) (g)	378,165	21,377
Series 2005-87, Cl. SG, 1.37% due 10/25/35 (c) (g)	803,239	46,010
Series 2006-33, Cl. SP, 1.87% due 05/25/36 (c) (g)	1,615,596	124,984
Series 2006-75, Cl. SA, 1.14% due 08/25/36 (c) (g)	1,005,930	45,793
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Series 2003-13, Cl. IO, 7.00% due 03/25/33 (g)	279,008	61,286
Series 2003-26, Cl. IK, 7.00% due 04/25/33 (g)	129,294	28,335
Series 2003-46, Cl. IH, 5.50% due 06/25/33 (g)	1,326,298	279,616
Series 221, Cl. 2, 7.50% due 05/01/23 (g)	52,804	12,031
Series 240, Cl. IO, 7.00% due 09/01/23 (g)	87,451	19,299
Series 247, Cl. 2, 7.50% due 10/01/23 (g)	299,960	71,121
Series 301, Cl. 2, 6.50% due 04/01/29 (g)	88,353	18,767
Series 319, Cl. 2, 6.50% due 02/01/32 (g)	50,379	11,501
Series 321, Cl. 2, 6.50% due 03/01/32 (g)	224,051	51,219
Series 322, Cl. 2, 6.00% due 04/01/32 (g)	419,309	95,061
Series 324, Cl. 2, 6.50% due 07/01/32 (g)	302,330	68,155
Series 329, Cl. 2, 5.50% due 01/01/33 (g)	330,656	78,770
Series 334, Cl. 12, 6.00% due 02/01/33 (g)	472,422	99,809
Series 340, Cl. 2, 5.00% due 09/01/33 (g)	152,538	37,090
Series 344, Cl. 2, 6.00% due 12/01/33 (g)	189,780	43,587
Series 362, Cl. 12, 6.00% due 08/01/35 (g)	215,874	46,013
Series 362, Cl. 13, 6.00% due 08/01/35 (g)	119,797	26,402
Fannie Mae, Principal-Only Stripped Mtg.-Backed Security,
Series 340, Cl. 1, 8.90% due 09/01/33	152,538	110,244
Freddie Mac,
Series 1674, Cl. Z, 6.75% due 02/15/24	427,762	444,505
Series 2326, Cl. ZP, 6.50% due 06/15/31	72,608	74,472
Freddie Mac, Gtd. Mtg. Pass-Through Participation Certificates,
Series 151, Cl. F, 9.00% due 05/15/21	21,620	21,563
Freddie Mac, Gtd. Multiclass Mtg. Participation Certificates,
Series 3153, Cl. FJ, 5.71% due 05/15/36 (c)	111,786	112,041
Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multiclass Pass-Through Certificates,
Series 1360, Cl. PZ, 7.50% due 09/15/22	438,929	447,005
Series 2034, Cl. Z, 6.50% due 02/15/28	57,430	58,949
Series 2053, Cl. Z, 6.50% due 04/15/28	60,033	61,646
Series 2055, Cl. ZM, 6.50% due 05/15/28	88,656	90,439
Series 2080, Cl. Z, 6.50% due 08/15/28	59,645	60,927
Series 2387, Cl. PD, 6.00% due 04/15/30	42,077	42,101
Series 2500, Cl. FD, 5.83% due 03/15/32 (c)	27,797	28,070
Series 2526, Cl. FE, 5.73% due 06/15/29 (c)	33,561	33,683

Freddie Mac, Gtd. Real Estate Mtg. Investment Conduit Multi-class Pass-Through Certificates,
Series 2551, Cl. FD, 5.73% due 01/15/33 (c)	$25,603	$25,867
Series 2583, Cl. KA, 5.50% due 03/15/22	68,218	68,108
Freddie Mac, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2074, Cl. S, 3.37% due 07/17/28 (c) (g)	35,324	3,343
Series 2079, Cl. S, 3.37% due 07/17/28 (c) (g)	55,488	5,490
Series 2526, Cl. SE, 2.77% due 06/15/29 (c) (g)	82,853	4,287
Series 2819, Cl. S, 2.27% due 06/15/34 (c) (g)	724,646	51,501
Series 2920, Cl. S, 1.37% due 01/15/35 (c) (g)	528,737	25,141
Series 3000, Cl. SE, 0.82% due 07/15/25 (c) (g)	601,464	22,622
Series 3004, Cl. SB, 0.82% due 07/15/35 (c) (g)	889,118	25,483
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security,
Series 177, Cl. IO, 7.00% due 07/01/26 (g)	140,724	31,057
Series 192, Cl. IO, 6.50% due 02/01/28 (g)	26,286	5,554
Series 200, Cl. IO, 6.50% due 01/01/29 (g)	31,875	6,918
Series 205, Cl. IO, 7.00% due 09/01/29 (g)	157,996	34,858
Series 208, Cl. IO, 7.00% due 06/01/30 (g)	124,332	26,701
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Cl. A2, 4.853% due 07/10/45	140,000	138,620
GMAC Commercial Mortgage Securities, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-C1, Cl. A3, 6.869% due 07/15/29	48,134	48,465
Government National Mortgage Association,
Series 2000-7, Cl. Z, 8.00% due 01/16/30	273,840	292,167
Government National Mortgage Association, Interest-Only Stripped Mtg.-Backed Security,
Series 1998-19, Cl. SB, 3.37% due 07/16/28 (c) (g)	111,945	10,936
Series 1998-6, Cl. SA, 3.16% due 03/16/28 (c) (g)	69,016	6,042
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Cl. A2, 5.117% due 04/10/37	160,000	159,732
Greenwich Capital Commercial Funding Corp., Commercial Mtg. Pass-Through Certificates,
Series 2005-GG3, Cl. A2, 4.305% due 08/10/42	170,000	166,082
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2, Cl. A2, 4.575% due 07/15/42	60,000	58,822
JP Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	210,000	207,023
Lehman Brothers/UBS, Commercial Mtg.Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885% due 09/15/40	170,000	168,717
Master Alternative Loan Trust, Collateralized Pass-Through Certificates,
Series 2004-6, Cl. 10A1, 6.00% due 07/25/34	218,798	217,539
Series 2004-9, Cl. A3, 4.70% due 08/25/34	131,391	130,487

Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates,
Series 1997-XL1, Cl. G, 7.695% due 10/03/30 (a)	$60,000	$52,035
NC Finance Trust,
Series 1999-1, Cl. D, 1.00% due 01/25/29 (f)	54,708	11,489
Prudential Mortgage Capital Co. II LLC, Commercial Mtg. Pass-Through Certificates,
Series PRU-HTG 2000-C1, Cl. A2, 7.306% due 10/06/15 (a)	191,000	205,090
Residential Accredit Loans, Inc.,
Series 2006-QS5, Cl. A2, 6.00% due 05/25/36	417,724	417,181
Residential Accredit Loans, Inc., Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6.00% due 09/25/36	410,000	411,922
Residential Asset Securitization Trust,
Series 2006-A9CB, Cl. A5, 6.00% due 09/25/36	373,351	372,848
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR8, Cl. 2AB1, 5.574% due 07/25/45 (c)	141,666	141,997
Washington Mutual, Inc.,
Series 2005-AR5, Cl. A1, 4.673% due 05/25/35 (c)	107,607	107,307
Wells Fargo, Mtg. Related Pass-Through Certificates,
Series 2004-DD, Cl. 2A1, 4.511% due 01/25/35 (c)	19,149	19,077

Total Collateralized Mortgage Obligations (cost: $16,200,247)		15,710,252

		market value
	face amount	(note 1)

U.S. Government Obligations - 4.49%
Residual Funding Corp., Strip Principal,
Zero Coupon due 01/15/21	$1,910,000	$939,319
U.S. Treasury Bonds,
4.50% due 02/15/36	45,000	43,119
5.25% due 02/15/29	1,905,000	2,014,389
5.50% due 08/15/28	146,000	159,094
6.25% due 05/15/30 (l)	503,000	604,504
7.25% due 05/15/16	2,000,000	2,397,032
U.S. Treasury Notes,
3.625% due 06/15/10 (k)	1,530,000	1,480,933
4.625% due 08/31/11	1,448,000	1,449,584
5.125% due 06/30/11	651,000	665,368
6.50% due 02/15/10 (k)	4,134,000	4,373,805
U.S. Treasury STRIPS,
Zero Coupon due 02/15/16	310,000	200,231

Total U.S. Government Obligations (cost: $14,315,190)		14,327,378

		market value
	face amount	(note 1)

Foreign Government Obligations - 23.73%
Argentina - 1.56%
Argentina (Republic of),
2.00% Bonds due 09/30/14 (ARS) (f)	$621,000	$207,083
5.59% Bonds due 08/03/12 (c)	2,134,500	1,990,777
7.00% Bonds, Series V due 03/28/11	2,475,000	2,376,000
Buenos Aires (Province of),
1.163% Bonds, Bonos de Consolidacion de Deudas, Series PBA1 due 04/01/07 (ARS) (f) (r)	5,981	2,588
Central Bank of Argentina,
2.00% Bonds due 02/04/18 (ARS) (f)	850,080	410,284
Australia - .81%
New South Wales Treasury Corp.,
8.00% due 03/01/08 (AUD)	3,370,000	2,576,801
Belgium - .64%
Belgium (Kingdom of),
Zero Coupon Treasury Bills due 12/14/06 (EUR)	1,090,000	1,373,483
5.00% Nts., Series 44 due 03/28/35 (EUR)	450,000	670,824
Brazil - 2.15%
Brazil (Federal Republic of),
8.00% Bonds due 01/15/18	2,215,000	2,433,177
8.00% due 01/15/18	5,000	5,492
8.75% Bonds due 02/04/25	1,120,000	1,333,920
8.875% Bonds due 10/14/19	1,216,000	1,442,176
10.50% Bonds due 07/14/14	1,308,000	1,643,502
Bulgaria - .21%
Bulgaria (Republic of),
8.25% Bonds due 01/15/15 (a)	280,000	329,350
8.25% Bonds due 01/15/15	295,000	346,979
Canada - .87%
Canada (Government of),
4.00% Bonds due 09/01/10 (CAD)	3,100,000	2,784,467
Cayman Islands - .41%
Calabash Re Ltd.,
13.90% due 05/26/09 (a) (f)	250,000	251,300
Successor Cal Quake Parametric Ltd.,
9.64% Catastrophe Linked Nts., Cl. A-I due 06/06/08 (a) (c) (f)	540,000	542,592
Successor Euro Wind Ltd.,
10.64% Catastrophe Linked Nts., Series A-I due 06/06/08 (a) (c) (f)	250,000	247,575
Successor II Ltd.,
22.89% Catastrophe Linked Nts., Series A-I due 06/06/08 (a) (c) (f)	250,000	251,475

Colombia - 1.55%
Colombia (Republic of),
Zero Coupon Bonds due 08/03/20	$1,679,662	$415,859
7.375% due 09/18/37	1,274,000	1,289,925
8.125% Bonds due 05/21/24	1,105,000	1,215,500
8.25% Nts. due 12/22/14	85,000	93,840
10.75% Nts. due 01/15/13	300,000	366,300
11.75% Nts. due 03/01/10 (COP)	1,028,000,000	458,362
12.00% Bonds due 10/22/15 (COP)	2,304,000,000	1,106,977
Denmark - .18%
Denmark (Kingdom of),
4.00% Bonds due 11/15/10 (DKK)	1,035,000	178,452
4.00% Bonds due 11/15/15 (DKK)	765,000	132,843
4.00% Nts. due 08/15/08 (DKK)	1,115,000	190,799
7.00% Bonds due 11/10/24 (DKK)	275,000	65,165
Dominican Republic - .05%
Dominican Republic,
9.04% Unsec. Unsub. Bonds, Series REGS due 01/23/18	145,366	161,720
El Salvador - .15%
El Salvador (Republic of),
7.625% Bonds due 09/21/34 (a)	200,000	218,500
7.65% Bonds due 06/15/35 (a)	255,000	274,125
France - 1.94%
France (Government of),
Zero Coupon Treasury Bills due 12/14/06 (EUR)	890,000	1,121,376
3.25% due 04/25/16 (EUR)	2,845,000	3,473,760
4.00% Bonds due 04/25/55 (EUR)	1,220,000	1,582,247
Germany - 1.86%
Bundesrepub Deutschland, Germany (Republic of),
4.00% Series 05 due 01/04/37 (EUR)	1,720,000	2,218,887
Germany (Republic of),
Zero Coupon Treasury Bills, Series 0906 due 03/14/07 (EUR)	2,985,000	3,728,693
Great Britain - 1.38%
United Kingdom,
4.00% Treasury Nts. due 03/07/09 (GBP)	660,000	1,212,471
5.00% Bonds due 03/07/08 (GBP)	645,000	1,209,356
6.00% Treasury Bonds due 12/07/28 (GBP)	845,000	1,975,160
Greece - .43%
Greece (Republic of),
4.60% Bonds due 05/20/13 (EUR)	1,035,000	1,369,549
Guatemala - .04%
Guatemala (Republic of),
10.25% Nts. due 11/08/11 (a)	80,000	94,200
10.25% Nts. due 11/08/11	30,000	35,340
Indonesia - .17%
Indonesia (Republic of),
6.75% Bonds due 03/10/14 (a)	30,000	30,600
7.25% Nts. due 04/20/15 (a)	50,000	52,562
8.50% Unsec. Nts. due 10/12/35 (a)	400,000	469,000

Ireland - .09%
Cloverie PLC,
9.64% Sec. Nts., Series 2005-93 due 12/20/10 (c) (f)	$300,000	$300,180
Israel - .40%
Israel (State of),
7.50% Bonds, Series 2682 due 03/31/14 (ILS)	4,970,000	1,281,586
Italy - 1.54%
Italy (Republic of),
3.40% Nts., Certificate Di Credito Del Tesoro due 07/01/09 (EUR) (c)	1,825,000	2,324,582
4.25% Treasury Bonds, Buoni del Tesoro Poliennali due 02/01/19 (EUR)	2,005,000	2,598,018
Japan - .98%
Japan (Government of),
0.80% Bonds, Series 7 due 03/10/16 (JPY)	253,759,000	2,100,340
1.50% Bonds 10 yr., Series 268 due 03/20/15 (JPY)	120,000,000	1,011,766
Malaysia - .35%
Johor Corp., Malayasia (State of),
1.00% Bonds, Series P3 due 07/31/12 (MYR) (f)	2,720,000	756,298
Malaysia (Government of),
4.72% Bonds, Series 2/05 due 09/30/15 (MYR)	1,320,000	373,881
Mexico - 1.04%
United Mexican States,
7.50% Bonds due 01/14/12	1,220,000	1,338,950
7.50% Bonds due 04/08/33	1,294,000	1,492,629
7.50% Bonds due 04/08/33	280,000	322,980
8.30% Bonds, Series MTN due 08/15/31	125,000	155,875
Nigeria - .02%
Nigeria (Federal Republic of),
5.092% Promissory Nts., Series RC due 01/05/10	52,277	51,352
Panama - .73%
Panama (Republic of),
6.70% Bonds due 01/26/36	1,758,000	1,740,420
6.70% Bonds due 01/26/36	289,000	286,110
9.375% Bonds due 04/01/29	245,000	316,050
Peru - 1.82%
Peru (Republic of),
Zero Coupon Sr. Nts. due 02/28/16	151,826	85,253
5.00% Past Due Interest Bonds due 03/07/17	760,000	749,550
7.35% Bonds due 07/21/25	725,000	772,850
7.84% Bonds due 08/12/20 (PEN)	1,335,000	436,006
8.20% Bonds due 08/12/26 (PEN) (f)	525,000	174,887
8.375% Bonds due 05/03/16	110,000	126,775
8.60% Bonds due 08/12/17 (PEN)	4,762,000	1,643,004
8.75% Unsec. Unsub. Bonds due 11/21/33	430,000	526,750
9.91% Bonds due 05/05/15 (PEN)	3,002,000	1,109,184
12.25% Bonds, Series 8-1 due 08/10/11 (PEN)	486,000	186,595

Philippines - .60%
Philippines (Republic of),
7.75% Unsec. Bonds due 01/14/31	$570,000	$594,938
7.75% Unsec. Bonds due 01/14/31	514,000	536,488
8.00% Nts. due 01/15/16	170,000	186,575
9.50% Bonds due 02/02/30	470,000	579,275
Poland - .71%
Poland (Republic of),
Zero Coupon Bonds due 08/12/07 (PLN)	1,790,000	550,370
4.25% Bonds, Series 0511 due 05/24/11 (PLN)	3,660,000	1,114,584
5.00% Bonds, Series DS1013 due 10/24/13 (PLN)	1,610,000	500,189

5.75% Bonds, Series WS0922 due 09/23/22 (PLN)	340,000	108,014
Russia - .06%
Ministry Finance of Russia,
3.00% Debs., Series VII due 05/14/11	200,000	179,558
Turkey - .40%
Turkey (Republic of),
7.00% Bonds due 09/26/16	360,000	355,500
7.25% Nts. due 03/15/15	170,000	170,850
7.25% Nts. due 03/15/15	315,000	316,575
9.50% Nts. due 01/15/14	390,000	443,625
Uruguay - .59%
Uruguay (Republic of),
5.00% Unsec. Bonds due 09/14/18 (UYU)	10,300,000	447,124
7.625% Bonds due 03/21/36	270,000	269,325
8.00% Unsec. Nts. due 11/18/22	1,100,000	1,160,500

Total Foreign Government Obligations (cost: $73,649,238)		75,736,774

		market value
	face amount	(note 1)

Loan Participations - .46%
Kuznetski Capital for Bank of Moscow, Loan Participation Nts.,
7.375% due 11/26/10 (a) (f)	$600,000	$612,000
UBS Luxembourg SA for Sberbank, Sub. Loan Participation Nts.,
6.23% due 02/11/15	850,000	857,607

Total Loan Participations (cost: $1,450,221)		1,469,607

		market value
	face amount	(note 1)

Corporate Bonds and Notes - 32.25%
Advertising - .79%
Lamar Media Corp.,
6.625% Sr. Nts. due 08/15/15	$254,000	$243,522
R.H. Donnelley Corp.,
6.875% Sr. Disc. Nts., Series A-1 due 01/15/13	270,000	246,375
6.875% Sr. Disc. Nts., Series A-2 due 01/15/13	490,000	447,125
6.875% Sr. Nts. due 01/15/13	300,000	273,750
8.875% Sr. Unsec. Nts., Series A-3 due 01/15/16	855,000	857,137
R.H. Donnelley Finance Corp. I,
10.875% Sr. Sub. Nts. due 12/15/12 (a)	100,000	110,000
Vertis, Inc.,
9.75% Sr. Sec. Nts. due 04/01/09	250,000	252,187
10.875% Sr. Unsec. Nts., Series B due 06/15/09	100,000	100,500
Aerospace & Defense - .35%
Alliant Techsystems, Inc.,
6.75% Sr. Sub. Nts. due 04/01/16	255,000	251,175
BE Aerospace, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 05/01/11	113,000	117,520
DRS Technologies, Inc.,
6.625% Sr. Nts. due 02/01/16	220,000	216,150
7.625% Sr. Sub. Nts. due 02/01/18	50,000	50,750
L-3 Communications Corp.,
5.875% Sr. Sub. Nts. due 01/15/15	208,000	197,600
6.125% Sr. Sub. Nts. due 01/15/14	100,000	97,000
6.375% Sr. Sub. Nts., Series B due 10/15/15	205,000	199,362
Agriculture - .06%
Hines Nurseries, Inc.,
10.25% Sr. Unsec. Sub. Nts. due 10/01/11	200,000	180,500
Airlines - .01%
ATA Holdings Corp.,
13.00% Sr. Nts. due 02/01/09 (e) (f) (m) (r)	467,280	18,691
Apparel - .22%
Levi Strauss & Co.,
9.75% Sr. Nts. due 01/15/15	220,000	228,250
10.258% Sr. Nts. due 04/01/12 (c)	250,000	257,500
Oxford Industries, Inc.,
8.875% Sr. Nts. due 06/01/11 (f)	100,000	102,000
Quiksilver, Inc.,
6.875% Sr. Unsec. Nts. due 04/15/15	105,000	99,487
Auto Manufacturers - .64%
Ford Motor Co.,
7.45% Unsec. Nts. due 07/16/31	200,000	154,500
General Motors Acceptance Corp.,
6.875% Nts. due 09/15/11	880,000	875,338
7.25% Nts. due 03/02/11	250,000	251,429
8.00% Bonds due 11/01/31	470,000	491,423
General Motors Corp.,
7.20% Nts. due 01/15/11	200,000	184,250
8.375% Sr. Unsec. Debs. due 07/15/33	100,000	86,500

Auto Parts & Equipment - .50%
Affinia Group, Inc.,
9.00% Sr. Nts. due 11/30/14	$22,000	$20,515
Goodyear Tire & Rubber Co. (The),
7.857% Unsec. Nts. due 08/15/11	275,000	267,437
9.00% Sr. Nts. due 07/01/15	330,000	334,950
Tenneco Automotive, Inc.,
8.625% Sr. Sub. Nts. due 11/15/14	300,000	296,250
10.25% Sr. Sec. Nts. due 07/15/13	50,000	54,250
TRW Automotive, Inc.,
9.375% Sr. Nts. due 02/15/13	45,000	47,925
11.00% Sr. Sub. Nts. due 02/15/13	32,000	34,880
UIS, Inc.,
9.375% Sr. Sub. Nts. due 06/15/13	50,000	49,500
Visteon Corp.,
7.00% Sr. Unsec. Nts. due 03/10/14	75,000	67,125
8.25% Sr. Nts. due 08/01/10	450,000	438,750
Banks - 1.34%
Banco BMG SA,
9.15% Nts. due 01/15/16 (a)	805,000	807,012
Banco Hipotecario SA,
9.75% Sr. Unsec. Nts. due 04/27/16 (a) (f)	390,000	392,925
HSBC Bank PLC,
Zero Coupon Sr. Unsec. Nts. due 03/09/09	770,000	458,920
Zero Coupon Sr. Unsec. Nts. due 07/08/09	770,000	462,000
Zero Coupon Sr. Unsec. Nts. due 01/12/10	1,020,000	518,160
HSBK Europe BV,
7.75% Nts. due 05/13/13 (a)	130,000	132,275
ING Bank NV,
11.89% Nts. due 12/30/09 (UAH) (a) (f)	1,638,000	342,501
Inter-American Development Bank,
4.12% Nts. due 12/08/09 (BRL) (c)	300,000	137,687
6.62% Nts. due 01/25/12 (COP) (c)	329,214,288	115,157
RSHB Capital SA Russian Agricultural Bank,
7.175% Nts. due 05/16/13 (a)	680,000	707,200
Salisbury International Investments Ltd,
9.65% Sec. Nts., Series 2006-003 due 07/20/11 (a) (c) (f)	200,000	200,000
Beverages - .06%
Constellation Brands, Inc.,
7.25% Sr. Nts. due 09/01/16	75,000	75,844
8.125% Sr. Sub. Nts. due 01/15/12	100,000	103,375
Broadcasting & Cable TV - .17%
Adelphia Communications Corp.,
10.25% Sr. Unsec. Sub. Nts. due 06/15/11 (r)	200,000	129,500
10.875% Sr. Unsec. Nts. due 10/01/10 (r)	200,000	123,500
DirecTV Holdings LLC/DirecTV Financing Co., Inc.,
6.375% Sr. Unsec. Nts. due 06/15/15	150,000	141,000

NTL Cable PLC,
9.125% Sr. Nts. due 08/15/16	$70,000	$72,275
Sirius Satellite Radio, Inc.,
9.625% Sr. Unsec. Nts. due 08/01/13	40,000	39,100
XM Satellite Radio, Inc.,
9.75% Sr. Nts. due 05/01/14	40,000	38,200
Building Materials - .14%
Associated Materials, Inc.,
9.75% Sr. Unsec. Sub. Nts. due 04/15/12	75,000	74,812
Dayton Superior Corp.,
13.00% Sr. Unsec. Sub. Nts. due 06/15/09	50,000	47,000
NTK Holdings, Inc.,
Zero Coupon Sr. Disc. Nts. due 03/01/14	450,000	310,500
Chemicals - .29%
Equistar Chemicals LP,
8.75% Sr. Nts. due 02/15/09	150,000	155,250
Equistar Chemicals LP/Equistar Funding Corp.,
10.125% Sr. Nts. due 09/01/08	13,000	13,764
10.625% Sr. Nts. due 05/01/11	150,000	160,875
Huntsman Corp. LLC,
11.50% Sr. Nts. due 07/15/12	99,000	112,612
11.625% Sr. Unsec. Nts. due 10/15/10	3,000	3,315
Huntsman Corp./ICI Chemical Co. PLC,
10.125% Sr. Unsec. Sub. Nts. due 07/01/09	154,000	156,310
Huntsman International LLC,
8.375% Sr. Sub. Nts. due 01/01/15 (a)	100,000	101,000
IMC Global, Inc.,
10.875% Sr. Nts. due 08/01/13 (f)	13,000	14,495
Lyondell Chemical Co.,
9.50% Sec. Nts. due 12/15/08	7,000	7,201
10.50% Sr. Sec. Nts. due 06/01/13	125,000	137,500
Rockwood Specialties Group,
7.50% Sub. Nts. due 11/15/14	50,000	49,250
Coal - .20%
Arch Western Finance LLC,
6.75% Sr. Nts. due 07/01/13	200,000	192,000
Foundation PA Coal Co.,
7.25% Gtd. Sr. Nts. due 08/01/14	200,000	201,000
Massey Energy Co.,
6.625% Sr. Nts. due 11/15/10	50,000	48,750
Peabody Energy Corp.,
6.875% Sr. Nts., Series B due 03/15/13	200,000	197,000
Commercial Services - .71%
Corrections Corp. of America,
6.25% Sr. Nts. due 03/15/13	155,000	151,900
7.50% Sr. Nts. due 05/01/11	100,000	102,250
DI Finance/Dyncorp International,
9.50% Sr. Sub. Nts., Series B due 02/15/13	179,000	185,265

Education Management LLC,
10.25% Sr. Sub. Nts. due 06/01/16 (a)	$250,000	$255,625
Great Lakes Dredge & Dock Corp.,
7.75% Sr. Sub. Nts. due 12/15/13	70,000	65,100
Hertz Corp.,
8.875% Sr. Nts. due 01/01/14 (a)	170,000	178,075
10.50% Sr. Sub. Nts. due 01/01/16 (a)	120,000	132,000
Iron Mountain, Inc.,
7.75% Sr. Unsec. Sub. Nts. due 01/15/15	100,000	100,000
Mail-Well I Corp.,
7.875% Sr. Sub. Nts. due 12/01/13	250,000	236,875
United Rentals North America, Inc.,
7.00% Sr. Sub. Nts. due 02/15/14	900,000	846,000
Computers - .09%
Seagate Technology HDD Holdings,
6.375% Sr. Nts. due 10/01/11	140,000	139,300
6.80% Sr. Nts. due 10/01/16	40,000	39,800
8.00% Sr. Unsec. Nts. due 05/15/09	100,000	104,000
Construction & Engineering - .12%
IIRSA Norte Finance Ltd.,
8.75% Sr. Nts. due 05/30/24 (a) (f)	380,000	396,150
Construction & Farm Machinery - .04%
Case New Holland, Inc.,
7.125% Sr. Unsec. Nts. due 03/01/14	120,000	120,450
Construction Materials - .06%
Goodman Global Holdings,
7.875% Sr. Sub. Nts. due 12/15/12	110,000	104,775
Nutro Products, Inc.,
10.75% Sr. Sub. Nts. due 04/15/14 (a)	75,000	80,250
Consumer Finance - .01%
Ace Cash Express, Inc.,
10.25% Sr. Nts. due 10/01/14 (a)	30,000	30,375
Cosmetics & Personal Care - .08%
Elizabeth Arden, Inc.,
7.75% Sr. Sub. Nts. due 01/15/14	275,000	269,500
Data Processing - .16%
SunGard Data Systems, Inc.,
9.125% Sr.Unsec. Nts. due 08/15/13	165,000	170,775
10.25% Sr. Unsec. Sub. Nts. due 08/15/15	345,000	355,350
Department Stores - .29%
Bon-Ton Stores, Inc.,
10.25% Sr. Unsec. Unsub. Nts. due 03/15/14	385,000	374,412
Neiman Marcus Group, Inc. (The),
9.00% Sr. Unsec. Nts. due 10/15/15	380,000	403,750
10.375% Sr. Unsec. Sub. Nts. due 10/15/15	140,000	151,200
Distributors - .10%
Ashtead Capital, Inc.,
9.00% Nts. due 08/15/16 (a)	75,000	78,000

H&E Equipment Services, Inc.,
8.375% Sr. Nts. due 07/15/16 (a)	$85,000	$87,125
SGS International, Inc.,
12.00% Sr. Unsec. Sub. Nts. due 12/15/13	160,000	162,800
Diversified Chemicals - .33%
FTI Consulting, Inc.,
7.75% Sr. Unsec. Nts. due 10/01/16 (a)	100,000	101,000
Georgia Gulf Corp.,
10.75% Sr. Sub. Nts. due 10/15/16 (a)	225,000	221,611
Ineos Group Holdings PLC,
8.50% Nts. due 02/15/16 (a)	200,000	190,500
Innophos, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 08/15/14	70,000	69,475
Lyondell Chemical Co.,
8.00% Sr. Unsec. Nts. due 09/15/14	210,000	212,625
8.25% due 09/15/16	110,000	111,650
Tronox Worldwide LLC/Tronox Finance Corp.,
9.50% Sr. Unsec. Nts. due 12/01/12	140,000	143,675
Diversified Commercial Services - .24%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
7.75% Sr. Nts. due 05/15/16 (a)	75,000	72,562
7.905% Sr. Nts. due 05/15/14 (a)	30,000	29,400
Intelsat Subsidiary Holding Co., Ltd.,
8.25% Sr. Nts. due 01/15/13	200,000	202,500
8.625% Sr. Nts. due 01/15/15	245,000	250,512
Mobile Services Group, Inc.,
9.75% Sr. Nts. due 08/01/14 (a)	25,000	25,625
TDS Investor Corp.,
11.875% Sr. Sub. Nts. due 09/01/16 (a)	200,000	192,000
Diversified Financial Services - 2.98%
AES Red Oak LLC,
8.54% Sr. Sec. Bonds, Series A due 11/30/19	206,361	219,775
Alamosa Delaware, Inc.,
8.50% Sr. Sec. Nts. due 01/31/12	200,000	213,000
11.00% Sr. Unsec. Nts. due 07/31/10	13,000	14,202
BCP Crystal Holdings Corp.,
9.625% Sr. Sub. Nts. due 06/15/14	277,000	300,545
Cascadia Ltd.,
8.515% Nts. due 06/13/08 (a) (c)	250,000	246,515
Cat-Mex Ltd.,
7.754% Catastrophe Linked Nts. due 05/18/09 (a) (f)	250,000	250,175
CCM Merger, Inc.,
8.00% Nts. due 08/01/13 (a)	240,000	230,400
Credit Suisse First Boston International,
8.40% Export-Import Bank of Ukraine Unsecured Nts. due 02/09/16	610,000	620,431

Crystal U.S. Holdings, Inc.,
Zero Coupon Sr. Disc. Nts., Series B due 10/01/14	$190,000	$154,137
E*TRADE Financial Corp.,
7.375% Sr. Nts. due 09/15/13	147,000	150,307
8.00% Sr. Nts. due 06/15/11	135,000	139,725
Ford Motor Credit Co.,
5.625% Nts. due 10/01/08	350,000	335,765
5.80% Sr. Nts. due 01/12/09	200,000	190,403
7.375% Unsec. Nts. due 10/28/09	800,000	777,443
9.957% Nts. due 04/15/12	460,000	481,345
iPayment Holdings, Inc.,
9.75% Sr. Sub. Nts. due 05/15/14 (a) (f)	70,000	71,400
Itabo Finance SA,
10.875% Nts. due 10/05/13 (a)	121,000	121,000
JP Morgan Jersey Ltd.,
0%/Zero Coupon Medium-Term Nts. due 01/02/15 (BRL) (d)	2,670,000	405,965
Milacron Escrow Corp.,
11.50% Sr. Sec. Nts. due 05/15/11 (f)	300,000	285,000
Morgan Stanley,
14.40% Sr. Nts. due 08/04/16 (a)	790,000	829,844
Ongko International Finance Co. BV,
10.50% Sec. Nts. due 03/29/10 (a) (f) (m) (r)	40,000	—
Petroleum Export Ltd./Cayman SPV,
5.265% Sr. Nts. due 06/15/11 (a)	1,258,541	1,239,398
Rainbow National Services LLC,
8.75% Gtd. Sr. Nts. due 09/01/12 (a)	200,000	214,000
Reachcom Public Ltd., Renaissance Consumer Finance Bank of Russia,
10.50% Loan Participation Nts. due 07/27/07 (RUB) (f)	4,000,000	150,435
Redwood Capital V Ltd.,
9.657% Nts. due 01/09/07 (a) (c)	250,000	248,050
Tiers-BSP,
0%/8.60% Collateralized Trust, Cl. A due 06/15/97 (d) (f)	695,000	243,250
UCAR Finance, Inc.,
10.25% Sr. Unsec. Nts. due 02/15/12	100,000	105,000
Universal City Development Partners,
11.75% Sr. Nts. due 04/01/10	100,000	107,750
Universal City Florida Holding Co.,
8.375% Sr. Nts. due 05/01/10	50,000	50,187
10.239% Sr. Nts. due 05/01/10 (c)	50,000	51,375
Ventas Realty LP/Ventas Capital Corp.,
6.75% Sr. Nts. due 04/01/17	85,000	85,531
VTB Capital SA,
6.25% Sr. Nts. due 06/30/35 (a)	980,000	984,900

Electric - 1.39%
AES Corp. (The),
8.75% Sr. Sec. Nts. due 05/15/13 (a)	$550,000	$589,875
CMS Energy Corp.,
7.50% Sr. Nts. due 01/15/09	13,000	13,390
7.75% Sr. Nts. due 08/01/10	50,000	52,500
8.50% Sr. Nts. due 04/15/11	100,000	108,000
Edison Mission Energy,
7.50% Sr. Nts. due 06/15/13 (a)	80,000	80,800
7.75% Sr. Nts. due 06/15/16 (a)	110,000	111,375
Eletropaulo Metropolitana,
19.125% Nts. due 06/28/10 (BRL) (a) (f)	395,000	202,105
Midwest Generation LLC,
8.75% Sr. Sec. Nts. due 05/01/34	700,000	747,250
MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
7.375% Sr. Sec. Nts. due 09/01/10	100,000	100,000
8.50% Sr. Sec. Nts. due 09/01/10	50,000	51,500
National Power Corp.,
9.625% Unsec. Bonds due 05/15/28	575,000	663,310
Northwestern Corp.,
5.875% Sec. Nts. due 11/01/14	30,000	29,511
NRG Energy, Inc.,
7.375% Sr. Nts. due 02/01/16	805,000	799,969
Reliant Resources, Inc.,
9.25% Sr. Sec. Nts. due 07/15/10	263,000	272,862
9.50% Sr. Sec. Nts. due 07/15/13	130,000	134,875
Sierra Pacific Resources,
6.75% Sr. Unsec. Nts. due 08/15/17	493,000	493,208
Electric Utilities - .45%
Aes Domincana Energia Finance SA,
11.00% Sr. Nts. due 12/13/15 (a) (f)	264,000	273,240
Mirant Americas Generating LLC,
8.30% Sr. Nts. due 05/01/11	700,000	700,875
8.50% Sr. Nts. due 10/01/21	100,000	97,000
9.125% Sr. Nts. due 05/01/31	200,000	203,500
Mirant Mid-Atlantic LLC, Sec. Pass-Through Certificates,
8.625% Nts., Series A due 06/30/12	161,817	171,526
Electrical Components & Equipment - .16%
Flextronics International Ltd.,
6.25% Sr. Sub. Nts. due 11/15/14	400,000	388,000
General Cable Corp.,
9.50% Sr. Nts. due 11/15/10	100,000	107,000
Electronic Equipment & Instruments - .16%
RBS Global & Rexnord Corp.,
9.50% Sr. Nts. due 08/01/14 (a) (f)	155,000	157,325
11.75% Sr. Sub. Nts. due 08/01/16 (a) (f)	230,000	236,900
Solectron Global Finance Ltd.,
8.00% Sr. Unsec. Sub. Nts. due 03/15/16	110,000	108,900

Electronics - .18%
Sanmina-SCI Corp.,
6.75% Sr. Nts. due 03/01/13	$150,000	$141,375
8.125% Sr. Sub. Nts. due 03/01/16	190,000	186,200
Stoneridge, Inc.,
11.50% Sr. Unsec. Nts. due 05/01/12	250,000	241,875
Energy - Alternate Sources - .16%
Dynegy Holdings, Inc.,
6.875% Sr. Unsec. Unsub. Nts. due 04/01/11	130,000	126,587
8.375% Sr. Unsec. Nts. due 05/01/16	255,000	259,462
8.75% Sr. Nts. due 02/15/12	134,000	138,857
Entertainment - 1.61%
AMC Entertainment, Inc.,
8.00% Sr. Unsec. Sub. Nts. due 03/01/14	300,000	282,000
9.50% Sr. Unsec. Sub. Nts. due 02/01/11	70,000	69,912
American Casino & Entertainment Properties LLC,
7.85% Sr. Sec. Nts. due 02/01/12	200,000	203,000
Cinemark USA, Inc.,
Zero Coupon Sr. Disc. Nts. due 03/15/14	400,000	319,000
9.00% Sr. Sub. Nts. due 02/01/13	200,000	207,500
Gaylord Entertainment Co.,
8.00% Sr. Nts. due 11/15/13	200,000	203,500
Greektown Holdings,
10.75% Sr. Nts. due 12/01/13 (a)	340,000	358,700
Intrawest Corp.,
7.50% Sr. Nts. due 10/15/13	250,000	268,437
Isle of Capri Casinos, Inc.,
7.00% Sr. Sub. Nts. due 03/01/14	300,000	285,000
9.00% Sr. Unsec. Nts. due 03/15/12	275,000	287,031
Marquee Holdings, Inc.,
Zero Coupon Sr. Disc. Nts. due 08/15/14	300,000	229,500
Mohegan Tribal Gaming Authority,
6.125% Sr. Nts. due 02/15/13	75,000	73,312
6.375% Sr. Sub. Nts. due 07/15/09	100,000	99,250
6.875% Sr. Nts. due 02/15/15	210,000	204,750
7.125% Sr. Unsec. Sub. Nts. due 08/15/14	100,000	99,500
8.00% Sr. Unsec. Sub. Nts. due 04/01/12	200,000	207,000
NCL Corp.,
10.625% Sr. Nts. due 07/15/14	150,000	145,125
Penn National Gaming, Inc.,
6.75% Sr. Sub. Nts. due 03/01/15	80,000	77,900
6.875% Sr. Sub. Nts. due 12/01/11	100,000	100,500
Pinnacle Entertainment, Inc.,
8.25% Sr. Sub. Nts. due 03/15/12	425,000	430,312
Pokagon Gaming Authority,
10.375% due 06/15/14 (a)	110,000	117,287
Six Flags, Inc.,
9.625% Sr. Nts. due 06/01/14	263,000	234,070

Vail Resorts, Inc.,
6.75% Sr. Sub. Nts. due 02/15/14	$300,000	$293,250
WMG Holdings Corp.,
Zero Coupon Sr. Disc. Nts. due 12/15/14	473,000	352,385
Environmental Control - .25%
Allied Waste North America, Inc.,
7.25% Sr. Nts. due 03/15/15	100,000	99,250
7.375% Sr. Sec. Nts., Series B due 04/15/14	400,000	394,000
9.25% Sr. Nts., Series B due 09/01/12	300,000	319,875
Financial Services - .34%
JP Morgan Chase Bank N.A.,
Zero Coupon Credit Linked Sr. Nts., Series 2005-46 due 09/02/15 (a)	359,777	175,571
Zero Coupon Nts. due 01/05/16 (a)	2,462,760	903,094
Food - .25%
Del Monte Corp.,
6.75% Sr. Nts. due 02/15/15	60,000	57,900
8.625% Sr. Sub. Nts. due 12/15/12	100,000	104,875
Dole Food Co., Inc.,
8.625% Sr. Nts. due 05/01/09	153,000	149,557
8.875% Sr. Unsec. Nts. due 03/15/11	18,000	17,235
Domino’s, Inc.,
8.25% Sr. Sub. Nts. due 07/01/11	255,000	267,750
United Biscuits Finance PLC,
10.75% Sr. Sub. Nts. due 04/15/11 (GBP)	100,000	197,299
Forest Products - .03%
Verso Paper Holdings LLC/Verson Paper, Inc.,
9.235% Sr. Sec. Nts. due 08/01/14 (a) (c)	90,000	90,900
Forest Products & Paper - .56%
Abitibi-Consolidated, Inc.,
8.375% Sr. Unsec. Sub. Nts. due 04/01/15	100,000	91,000
8.55% Unsec. Nts. due 08/01/10	175,000	173,687
8.85% Unsec. due 08/01/30	100,000	84,000
Appleton Papers, Inc.,
8.125% Sr. Nts. due 06/15/11	95,000	95,000
Boise Cascade LLC,
7.125% Sr. Sub. Nts. due 10/15/14	150,000	139,875
Buckeye Technologies, Inc.,
8.50% Sr. Nts. due 10/01/13	50,000	50,125
Domtar, Inc.,
7.125% Nts. due 08/01/15	100,000	93,000
Inland Fiber Group LLC,
9.625% Sr. Unsec. Nts. due 11/15/07 (f) r	250,000	155,000
Jefferson Smurfit Group PLC,
7.50% Sr. Unsec. Unsub. Nts. due 06/01/13	100,000	92,250
8.25% Sr. Unsec. Nts due 10/01/12	200,000	191,500
11.50% Sr. Nts. due 10/01/15 (EUR) (a)	57,004	73,910
Mercer International, Inc.,
9.25% Sr. Nts. due 02/15/13	80,000	72,900

Norske Skog Canada Ltd.,
7.375% Sr. Nts. due 03/01/14	$200,000	$184,000
Pliant Corp.,
11.85% Sec. Nts. due 06/15/09	190,555	212,469
Verso Paper Holdings LLC/Verson Paper, Inc.,
11.375% Sr. Sub. Nts. due 08/01/16 (a)	90,000	89,325
Gas - .02%
SEMCO Energy, Inc.,
7.125% Sr. Nts. due 05/15/08	50,000	49,710
Health Care - Products - .25%
Community Health Systems, Inc.,
6.50% Sr. Sub. Nts. due 12/15/12	150,000	143,437
Fresenius Medical Care Capital Trust II,
7.875% Nts. due 02/01/08	100,000	101,750
Fresenius Medical Care Capital Trust III,
7.375% Sr. Sub. Nts. due 02/01/08 (DEM) (f)	10,000	6,710
Fresenius Medical Care Capital Trust IV,
7.875% Trust Preferred Nts. due 06/15/11 (f)	400,000	410,500
Inverness Medical Innovations, Inc.,
8.75% Sr. Sub. Nts. due 02/15/12	150,000	147,750
Health Care - Services - 1.02%
Ameripath, Inc.,
10.50% Sr. Unsec. Sub. Nts. due 04/01/13	100,000	106,000
DaVita, Inc.,
6.625% Sr. Nts. due 03/15/13	160,000	156,200
7.25% Sr. Nts. due 03/15/15	225,000	221,062
Extendicare Health Services, Inc.,
6.875% Sr. Sub. Nts. due 05/01/14	150,000	160,500
9.50% Sr. Unsec. Sub. Nts. due 07/01/10	100,000	104,875
Genesis HealthCare Corp.,
8.00% Sr. Sub. Nts. due 10/15/13 (f)	50,000	51,875
HCA, Inc.,
6.30% Sr. Unsec. Nts. due 10/01/12	150,000	126,937
6.375% Nts. due 01/15/15	250,000	201,875
Healthsouth Corp.,
10.75% Sr. Nts. due 06/15/16 (a)	210,000	214,463
Omnicare, Inc.,
6.75% Sr. Sub. Nts. due 12/15/13	65,000	63,213
6.875% Sr. Sub. Nts. due 12/15/15	80,000	77,700
Psychiatric Solutions,
7.75% Sr. Nts. due 07/15/15	75,000	73,125
Select Medical Corp.,
7.625% Sr. Nts. due 02/01/15	455,000	383,338
Tenet Healthcare Corp.,
6.375% Sr. Unsec. Nts. due 12/01/11	80,000	70,300
7.375% Nts. due 02/01/13	13,000	11,716
9.875% Sr. Nts. due 07/01/14	825,000	821,906

Triad Hospitals, Inc.,
7.00% Sr. Sub. Nts. due 11/15/13	$85,000	$82,556
Universal Hospital Services, Inc.,
10.125% Sr. Nts. due 11/01/11	100,000	105,000
US Oncology, Inc.,
9.00% Sr. Nts. due 08/15/12	100,000	103,500
10.75% Sr. Nts. due 08/15/14	100,000	109,500
Heavy Construction - .03%
Interline Brands, Inc.,
8.125% Sr. Sub. Nts. due 06/15/14	80,000	81,000
Holding Companies - Diversified - .37%
Atlantic Broadband Finance LLC,
9.375% Sr. Sub. Nts. due 01/15/14	100,000	97,750
JSG Funding PLC,
7.75% Sr. Sub. Nts. due 04/01/15	215,000	203,175
Kansas City Southern Railway Co. (The),
7.50% Sr. Unsec. Nts. due 06/15/09	100,000	100,000
MDP Acquisitions PLC,
9.625% Sr. Nts. due 10/01/12	100,000	105,500
Nell AF Sarl,
8.375% Sr. Nts. due 08/15/15 (a)	290,000	287,825
Stena AB,
7.00% Sr. Unsec. Nts. due 12/01/16	50,000	47,125
7.50% Sr. Nts. due 11/01/13	77,000	75,653
9.625% Sr. Unsec. Nts. due 12/01/12	250,000	268,750
Home Builders - .40%
Beazer Homes USA,
8.375% Sr. Unsec. Nts. due 04/15/12	75,000	74,625
D.R. Horton, Inc.,
9.75% Sr. Sub. Nts. due 09/15/10	75,000	82,405
K. Hovnanian Enterprises, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 04/01/12	175,000	171,500
KB Home,
8.625% Sr. Sub. Nts. due 12/15/08	250,000	256,218
9.50% Sr. Unsec. Sub. Nts. due 02/15/11	100,000	102,500
Massey Energy Co,
6.875% Sr. Nts. due 12/15/13	80,000	72,400
Standard Pacific Corp.,
9.25% Sr. Sub. Nts. due 04/15/12	100,000	96,500
WCI Communities, Inc.,
9.125% Sr. Sub. Nts. due 05/01/12	175,000	156,625
William Lyon Homes, Inc.,
10.75% Sr. Unsec. Nts. due 04/01/13	300,000	276,000
Home Furnishings - .04%
Sealy Mattress Co.,
8.25% Sr. Sub. Nts. due 06/15/14	120,000	122,400
Household Products - .01%
Spectrum Brands, Inc.,
7.375% Sr. Unsec. Sub. Nts. due 02/01/15	50,000	40,000

Household Products & Wares - .17%
Church & Dwight Co., Inc.,
6.00% Sr. Sub. Nts. due 12/15/12	$100,000	$95,750
Playtex Products, Inc.,
8.00% Sr. Sec. Nts. due 03/01/11	300,000	311,250
9.375% Sr. Unsec. Sub. Nts. due 06/01/11	140,000	146,300
Insurance - .44%
Aiolos Ltd.,
7.812% Catastrophe Bonds due 04/08/09 (EUR) (a)	250,000	310,133
Atlantic and Western Re Ltd.,
15.44% Sec. Catastrophe Bonds, Series B due 11/15/10 (a) (c)	300,000	281,133
Champlain Ltd.,
18.239% Catastrophe Bonds, Cl. A due 01/07/09 (a) (c)	260,000	254,800
Conseco, Inc., Escrow Shares,
Zero Coupon Sr. Unsec. Nts. due 06/15/09 (f) (m)	100,000	—
Residential Reinsurance Ltd.,
13.85% Nts., Series B due 06/06/08 (a) (c)	300,000	270,000
Vanguard Health Holdings I,
0%/11.25% Multi-Coupon Sr. Disc. Nts. due 10/01/15 (d)	390,000	280,800
Integrated Oil & Gas - .43%
Atlas Pipeline Partners LP,
8.125% Sr. Unsec. Nts. due 12/15/15	80,000	81,400
Copano Energy LLC,
8.125% Sr. Unsec. Nts. due 03/01/16	45,000	45,563
Gaz Capital SA,
8.625% Sr. Unsec. Nts. due 04/28/34 (a)	995,000	1,238,775
Integrated Telecommunication Services - .29%
Qwest Corp.,
7.50% Sr. Nts. due 10/01/14 (a)	150,000	154,875
8.875% Nts. due 03/15/12	700,000	763,875
Teligent, Inc.,
11.50% Sr. Nts. due 12/01/07 (f) (m) (r)	100,000	—
Internet - .00%
Exodus Communications, Inc.,
10.75% Sr. Nts. due 12/15/09 (EUR) (f) (m) (r)	83,872	—
NorthPoint Communications Group, Inc.,
12.875% Nts. due 02/15/10 (f) (m) (r)	40,035	—
Investment Companies - .07%
Berry Plastics Holding Corp.,
8.875% Sr. Sec. Nts. due 09/15/14 (a)	110,000	110,550
9.265% Sr. Sec. Nts. due 09/15/14 (a) (e)	110,000	110,550
Iron & Steel - .34%
AK Steel Corp.,
7.75% Sr. Unsec. Nts. due 06/15/12	113,000	110,034
7.875% Sr. Unsec. Nts. due 02/15/09	50,000	49,813

Gibraltar Industries, Inc.,
8.00% Sr. Unsec. Sub. Nts., Series B due 12/01/15 (f)	$95,000	$94,050
Ispat Inland ULC,
9.75% Sr. Sec. Nts. due 04/01/14	227,000	255,659
Steel Dynamics, Inc.,
9.50% Sr. Unsec. Nts. due 03/15/09	175,000	181,125
United States Steel Corp.,
9.75% Sr. Nts. due 05/15/10	84,000	89,670
10.75% Sr. Nts. due 08/01/08	130,000	140,563
Wolverine Tube, Inc.,
7.375% Sr. Nts. due 08/01/08 (a)	175,000	148,750
Leisure Time - .08%
Leslie’s Poolmart,
7.75% Sr. Nts. due 02/01/13	275,000	270,875
Premier Cruise Ltd.,
11.00% Sr. Nts. due 03/15/08 (a) (f) (m) (r)	50,000	—
Lodging - 1.18%
Aztar Corp.,
9.00% Sr. Unsec. Sub. Nts. due 08/15/11	250,000	260,938
Boyd Gaming Corp.,
8.75% Sr. Unsec. Sub. Nts. due 04/15/12	175,000	183,750
French Lick Resorts & Casino,
10.75% due 04/15/14 (a)	350,000	317,625
Mandalay Resort Group,
10.25% Sr. Unsec. Sub. Nts., Series B due 08/01/07	100,000	103,250
MGM Mirage, Inc.,
6.625% Sr. Sec. Nts. due 07/15/15	100,000	96,000
6.75% Sr. Unsec. Nts. due 04/01/13	155,000	152,288
8.375% Sr. Unsec. Sub. Nts. due 02/01/11	300,000	312,765
9.75% Gtd. Sr. Sub. Nts. due 06/01/07	350,000	358,313
Park Place Entertainment Corp.,
7.875% Sr. Sub. Nts. due 03/15/10	100,000	104,000
9.375% Sr. Sub. Nts. due 02/15/07	400,000	404,000
Station Casinos, Inc.,
6.50% Sr. Unsec. Sub. Nts. due 02/01/14	300,000	280,875
6.875% Sr. Sub. Nts. due 03/01/16	80,000	75,000
Trump Entertainment Resorts,
8.50% Sec. Nts. due 06/01/15	500,000	478,125
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
6.625% Nts. due 12/01/14	650,000	630,500
Machinery - Construction & Mining - .06%
Nortek, Inc.,
8.50% Sr. Sub. Nts. due 09/01/14	200,000	189,000
Machinery - Diversified - .03%
Douglas Dynamics LLC,
7.75% Sr. Nts. due 01/15/12 (a)	100,000	94,500

Media - 2.21%
Albritton Communications Co.,
7.75% Sr. Unsec. Sub. Nts. due 12/15/12	$250,000	$251,875
American Media Operations, Inc.,
8.875% Sr. Unsec. Sub. Nts. due 01/15/11	75,000	65,813
10.25% Sr. Unsec. Sub. Nts., Series B due 05/01/09	200,000	186,500
Block Communications, Inc.,
8.25% Sr. Nts. due 12/15/15 (a)	110,000	107,250
Charter Communications Holdings II LLC,
10.25% Sr. Nts. due 09/15/10	100,000	102,000
Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp.,
8.375% Sr. Nts., Second Lien due 04/30/14 (a)	800,000	813,000
CSC Holdings, Inc.,
7.625% Sr. Unsec. Debs. due 07/15/18	200,000	204,750
7.625% Sr. Unsec. Unsub. Nts., Series B due 04/01/11	335,000	343,794
Dex Media East LLC/Dex Media East Finance Co.,
9.875% Sr. Unsec. Nts. due 11/15/09	100,000	105,375
Dex Media West LLC/Dex Media Finance Co.,
8.50% Sr. Nts., Series B due 08/15/10	100,000	103,250
9.875% Sr. Sub. Nts., Series B due 08/15/13	196,000	211,680
Dex Media, Inc.,
Zero Coupon Disc. Nts. due 11/15/13	200,000	168,500
8.00% Nts. due 11/15/13	1,025,000	1,017,313
EchoStar DBS Corp.,
6.625% Sr. Nts. due 10/01/14	75,000	71,344
7.00% Sr. Nts. due 10/01/13 (a)	100,000	97,983
7.125% Sr. Nts. due 02/01/16 (a)	300,000	289,875
Emmis Operating Co.,
6.875% Sr. Sub. Nts. due 05/15/12	150,000	149,813
Granite Broadcasting Corp.,
9.75% Sr. Sec. Nts. due 12/01/10	123,000	113,775
Lin Television Corp.,
6.50% Sr. Sub. Nts. due 05/15/13	200,000	186,500
Mediacom Broadband LLC,
8.50% Sr. Nts. due 10/15/15 (a)	225,000	223,594
8.50% Sr. Nts. due 10/15/15	90,000	89,438
Mediacom LLC/Mediacom Capital Corp.,
9.50% Sr. Unsec. Nts. due 01/15/13	213,000	217,793
MediaNews Group, Inc.,
6.375% Sr. Sub. Nts. due 04/01/14	500,000	441,250
Paxson Communications Corp.,
11.757% Sr. Sec. Nts. due 01/15/13 (a) (c) (f) (h)	210,000	211,575
PRIMEDIA, Inc.,
8.00% Sr. Nts. due 05/15/13	200,000	181,500
8.875% Sr. Unsec. Nts. due 05/15/11	113,000	110,458

Radio One, Inc.,
8.875% Sr. Unsec. Sub. Nts., Series B due 07/01/11	$300,000	$306,375
Shaw Communications, Inc.,
8.54% Unsec. Unsub. Nts. due 09/30/27 (CAD)	80,000	76,450
Sinclair Broadcast Group, Inc.,
8.00% Sr. Sub. Nts. due 03/15/12	500,000	506,875
8.75% Sr. Sub. Nts. due 12/15/11	100,000	104,250
Metal & Glass Containers - .15%
Ball Corp.,
6.625% Sr. Nts. due 03/15/18	255,000	250,538
Crown Americas, Inc.,
7.75% Sr. Nts. due 11/15/15	230,000	232,875
Metal Fabrication & Hardware - .12%
TriMas Corp.,
9.875% Sr. Unsec. Sub. Nts. due 06/15/12	400,000	370,000
Metals - .02%
Rathgibson, Inc.,
11.25% Sr. Nts. due 02/15/14 (a)	75,000	77,250
Mining - .89%
Alrosa Finance SA,
8.875% Nts. due 11/17/14 (a)	1,050,000	1,194,375
8.875% Nts. due 11/17/14	765,000	867,740
Century Aluminum Co.,
7.50% Sr. Unsec. Nts. due 08/15/14	250,000	250,000
Jorgensen (Earle M.) Co.,
9.75% Sr. Unsec. Nts. due 06/01/12	100,000	106,625
Novelis, Inc.,
8.25% Sr. Nts. due 02/15/15 (a)	430,000	408,500
Miscellaneous - Manufacturing - .22%
Convalence Specialty Material,
10.25% Sr. Sub. Nts. due 03/01/16 (a)	196,000	190,120
Jacuzzi Brands, Inc.,
9.625% Sr. Nts. due 07/01/10	178,000	188,680
KI Holdings, Inc.,
Zero Coupon Sr. Disc. Nts. due 11/15/14	100,000	73,500
Koppers, Inc.,
9.875% Sr. Sec. Nts. due 10/15/13	103,000	111,498
Trinity Industries, Inc.,
6.50% Sr. Nts. due 03/15/14	150,000	146,625
Oil & Gas - 1.63%
Belden & Blake Corp.,
8.75% Sr. Sec. Nts. due 07/15/12	150,000	154,125
Chesapeake Energy Corp.,
6.375% Sr. Nts. due 06/15/15	100,000	95,500
6.875% Sr. Unsec. Nts. due 01/15/16	524,000	512,210
Clayton William Energy,
7.75% Sr. Nts. due 08/01/13	30,000	27,000

Compton Petroleum Finance Corp.,
7.625% Sr. Nts. due 12/01/13	$235,000	$226,775
Forest Oil Corp.,
7.75% Sr. Unsec. Nts. due 05/01/14	175,000	176,750
Frontier Oil Corp.,
6.625% Sr. Nts. due 10/01/11	175,000	175,000
National Gas Co.,
6.05% Nts. due 01/15/36 (a)	395,000	378,476
Newfield Exploration Co.,
6.625% Sr. Sub. Nts. due 09/01/14	500,000	489,375
Pemex Project Funding Master Trust,
7.375% Unsec. Unsub. Nts. due 12/15/14	270,000	291,870
8.50% Unsec. Unsub. Nts. due 02/15/08	130,000	134,615
9.125% Unsec. Unsub. Nts. due 10/13/10	200,000	223,900
Plains Exploration & Production Co.,
7.125% Sr. Nts. due 06/15/14	100,000	104,500
Pogo Producing Co.,
7.875% Sr. Sub. Nts. due 05/01/13 (a)	80,000	81,500
Premcor Refining Group, Inc.,
9.50% Sr. Unsec. Nts. due 02/01/13	200,000	217,932
Quicksilver Resources, Inc.,
7.125% Sr. Sub. Nts. due 04/01/16	255,000	241,613
Range Resources Corp.,
6.375% Sr. Sub. Nts. due 03/15/15	80,000	76,000
7.375% Sr. Sub. Nts. due 07/15/13	100,000	100,500
7.50% Sr. Sub. Nts. due 05/15/16	310,000	311,550
Stone Energy Corp.,
6.75% Sr. Sub. Nts. due 12/15/14	310,000	310,000
Tesoro Corp.,
6.25% Sr. Nts. due 11/01/12 (a)	120,000	115,650
6.625% Sec. Nts. due 11/01/15 (a)	120,000	115,500
Transcontinental Gas Pipe Line Corp.,
6.40% Sr. Nts. due 04/15/16 (a)	110,000	108,763
Vasco Re 2006 Ltd.,
13.891% due 06/05/09 (a) (f)	320,000	324,320
Whiting Petroleum Corp.,
7.25% Sr. Sub. Nts. due 05/01/12	200,000	196,000
Oil & Gas Equipment & Services - .03%
PHI, Inc.,
7.125% Sr. Nts. due 04/15/13 (a)	90,000	85,275
Oil & Gas Services - .36%
Basic Energy Services, Inc.,
7.125% Sr. Nts. due 04/15/16 (a)	75,000	72,375
Hanover Compressor Co.,
8.625% Sr. Nts. due 12/15/10	100,000	104,000
Hanover Equipment Trust 2001,
8.50% Sr. Sec. Nts., Series A due 09/01/08	44,000	44,550
Inergy LP/Inergy Finance Corp.,
8.25% Sr. Unsec. Nts. due 03/01/16	50,000	51,750

Tengizchevroil LLP,
6.124% Sr. Sec. Nts. due 11/15/14 (a)	790,000	$782,100
Universal Compression, Inc.,
7.25% Sr. Unsec. Nts. due 05/15/10	100,000	100,750
Packaged Foods - .06%
Smithfield Foods, Inc.,
7.00% Sr. Nts. due 08/01/11	100,000	100,750
7.625% Sr. Unsec. Sub. Nts. due 02/15/08	100,000	101,500
Packaging & Containers - .79%
Graham Packaging Co.,
8.50% Sr. Nts. due 10/15/12	50,000	49,500
9.875% Sub. Nts. due 10/15/14	400,000	393,000
Graphic Packaging International,
8.50% Sr. Nts. due 08/15/11	250,000	255,625
9.50% Sr. Sub. Nts. due 08/15/13	100,000	102,250
Owens-Brockway Glass Container, Inc.,
7.75% Sr. Sec. Nts. due 05/15/11	250,000	256,875
8.25% Sr. Unsec. Nts. due 05/15/13	413,000	423,325
8.75% Sr. Sec. Nts. due 11/15/12	250,000	263,750
8.875% Sr. Sec. Nts. due 02/15/09	88,000	90,420
Solo Cup Co.,
8.50% Sr. Sub. Nts. due 02/15/14	350,000	302,313
Stone Container Corp.,
8.375% Sr. Unsec. Nts. due 07/01/12	265,000	254,400
9.75% Sr. Unsec. Nts. due 02/01/11	86,000	88,580
Tekni-Plex, Inc.,
10.875% Sr. Sec. Nts. due 08/15/12 (a)	45,000	50,400
Pharmaceuticals - .07%
Angiotech Pharmaceuticals, Inc.,
7.75% Sr. Sub. Nts. due 04/01/14 (a)	80,000	76,000
Valeant Pharmaceuticals International,
7.00% Sr. Nts. due 12/15/11 (f)	150,000	141,375
Pipelines - 1.03%
El Paso Corp.,
7.875% Sr. Unsec. Nts. due 06/15/12	463,000	480,363
El Paso Production Holding Co.,
7.75% Sr. Nts. due 06/01/13	625,000	639,063
Foundation Re Ltd.,
9.526% Nts. due 11/24/08 (a) (c)	250,000	240,000
Pacific Energy Partners LP/ Pacific Energy Finance Corp.,
6.25% Sr. Unsec. Nts. due 09/15/15	30,000	29,550
Southern Natural Gas Co.,
7.35% Nts. due 02/15/31	100,000	103,622
8.00% Sr. Unsub. Nts. due 03/01/32	200,000	221,126
Targa Resources, Inc.,
8.50% Sr. Nts. due 11/01/13 (a)	160,000	159,600

Tennessee Gas Pipeline Co.,
7.50% Unsec. Nts. due 04/01/17	600,000	$631,918
Williams Cos. (The), Inc.,
7.125% Nts. due 09/01/11	100,000	102,500
7.625% Nts. due 07/15/19	400,000	416,000
8.75% Unsec. Nts. due 03/15/32	250,000	273,750
Publishing & Printing - .18%
Nielsen Finance LLC/Nielsen Finance Co.,
Zero Coupon Sr. Sub. Disc. Nts. due 08/01/16 (a)	285,000	167,081
10.00% Sr. Nts. due 08/01/14 (a)	340,000	351,475
Quebecor World Capital Corp.,
8.75% Sr. Nts. due 03/15/16 (a)	75,000	72,188
Real Estate Investment Trusts - .13%
Felcor Lodging LP,
8.50% Sr. Nts. due 06/01/11	213,000	225,514
Host Marriott LP,
6.375% Sr. Nts. due 03/15/15	180,000	174,600
Retail - .39%
Asbury Automotive Group, Inc.,
9.00% Sr. Sub. Nts. due 06/15/12	100,000	102,375
Jean Coutu Group, Inc.,
8.50% Sr. Sub. Nts. due 08/01/14	400,000	385,000
Linens ‘N Things, Inc.,
11.132% Sr. Sec. Nts. due 01/15/14 (a)	220,000	212,300
Petco Animal Supplies, Inc.,
10.75% Sr. Sub. Nts. due 11/01/11 (f)	50,000	52,750
Rent-A-Center,
7.50% Sr. Sub. Nts., Series B due 05/01/10	50,000	50,250
Rite Aid Corp.,
8.125% Sr. Sec. Nts. due 05/01/10	150,000	150,375
9.50% Sr. Sec. Nts. due 02/15/11	150,000	155,063
Steinway Musical Instruments,
7.00% Sr. Nts. due 03/01/14 (a)	145,000	142,100
Savings & Loans - .03%
BankUnited Capital Trust,
10.25% Capital Securities due 12/31/26 (f)	100,000	105,250
Semiconductors - .18%
Advanced Micro Devices, Inc.,
7.75% Sr. Unsec. Nts. due 11/01/12	244,000	247,660
Amkor Technology, Inc.,
7.75% Sr. Nts. due 05/15/13	350,000	321,125
Telecommunication Equipment - .06%
Nortel Networks Ltd.,
9.73% Sr. Nts. due 07/15/11 (a) (e)	77,000	79,503
10.75% Sr. Nts. due 07/15/16 (a)	100,000	107,000
Telecommunications - 2.25%
American Cellular Corp.,
10.00% Sr. Nts., Series B due 08/01/11	310,000	324,725

American Tower Corp.,
7.50% Sr. Nts. due 05/01/12 (f)	200,000	$205,500
Cch II LLC/Cch II Cap CP,
10.25% Sr. Nts. due 09/15/10	225,000	228,375
CellNet Data Systems, Inc.,
Zero Coupon Sr. Unsec. Disc. Nts. due 10/01/07 (f) (m) r	45,000	—
Citizens Communications Co.,
6.25% Sr. Nts. due 01/15/13	700,000	680,750
10.125% Gtd. Sr. Nts. due 06/15/13	450,000	478,125
Dobson Cellular Systems Corp.,
8.375% Sec. Nts. due 11/01/11	50,000	51,938
Dobson Communications Corp.,
8.875% Sr. Nts. due 10/01/13	227,000	225,014
9.757% Sr. Nts. due 10/15/12 (c)	45,000	45,900
IWO Holdings, Inc.,
9.257% Sec. Nts. due 01/15/12 (c) (k)	40,000	41,100
Level 3 Financing, Inc.,
10.75% Sr. Unsec. Unsub. Nts. due 10/15/11	50,000	52,313
Loral Skynet Corp.,
14.00% Sr. Sec. Nts. due 10/15/15 (f)	34,000	39,610
Lucent Technologies, Inc.,
6.45% Unsub. Unsec. Debs. due 03/15/29	700,000	623,000
Nextel Communications, Inc.,
7.375% Sr. Nts., Series D due 08/01/15	540,000	557,139
Nextel Partners, Inc.,
8.125% Sr. Nts. due 07/01/11	100,000	105,000
Nordic Telephone Co. Holdings,
8.875% Sr. Nts. due 05/01/16 (a)	75,000	78,844
Orbcomm Global LP, Escrow Shares,
Zero Coupon Sr. Nts. due 08/15/08 (f) (m)	75,000	—
Orion Network Systems, Inc.,
12.50% Sr. Unsub. Disc. Nts. due 01/00/00 (r)	200,000	2,000
PanAmSat Corp.,
9.00% Sr. Sec. Nts. due 06/15/16 (a)	100,000	103,000
9.00% Sr. Unsec. Nts. due 08/15/14	327,000	337,628
Qwest Capital Funding, Inc.,
7.25% Sr. Unsec. Nts. due 02/15/11	300,000	300,000
7.90% Sr. Unsec. Nts. due 08/15/10	128,000	131,520
Rogers Wireless Communications, Inc.,
7.50% Sr. Sec. Nts. due 03/15/15	250,000	266,875
8.00% Sr. Sub. Nts. due 12/15/12	150,000	159,375
Rural Cellular Corp.,
9.75% Sr. Sub. Nts. due 01/15/10	613,000	616,831
9.875% Sr. Nts. due 02/01/10	200,000	208,500
Telefonica Del Peru S.A.,
8.00% Sr. Unsec. Nts. due 04/11/16 (PEN) (a) (f)	1,026,300	334,260
Time Warner Telecommunications Holdings, Inc.,
9.25% Sr. Nts. due 02/15/14	410,000	431,525

U.S. Unwired, Inc.,
10.00% Sr. Sec. Nts. due 06/15/12	125,000	$137,500
UbiquiTel Operating Co.,
9.875% Sr. Nts. due 03/01/11	300,000	325,500
Valor Telecommunications Enterprises LLC/Finance Corp.,
7.75% Sr. Nts. due 02/15/15	75,000	79,875
Textiles - .14%
Collins & Aikman Floorcoverings, Inc.,
9.75% Sr. Unsec. Sub. Nts. due 02/15/10	175,000	174,125
INVISTA,
9.25% Sr. Nts. due 05/01/12 (a)	265,000	280,238
Transportation - .07%
Greenbrier Cos., Inc.,
8.375% Sr. Nts. due 05/15/15	140,000	142,100
Horizon Lines LLC,
9.00% Sr. Nts. due 11/01/12	79,000	81,370
Wireless Telecommunication Services - .49%
Autopistas Del Nordeste,
9.39% Nts. due 01/15/26 (a) (f)	372,776	352,273
Drewcat Capital Ltd.,
25.999% Nts. due 12/28/06 (a)	320,000	324,288
Eurus Ltd.,
11.75% Catastrophe Linked Nts. due 04/08/09 (a) (f)	270,000	268,029
Fhu-Jin Ltd.,
9.368% Catastrophe Linked Nts., Cl. B due 08/03/11 (a) (c) (f)	310,000	310,713
Intelsat Bermuda, Ltd.,
11.25% Sr. Nts. due 06/15/16 (a)	60,000	63,750
Windstream Corp.,
8.125% Sr. Nts. due 08/01/13 (a)	115,000	122,044
8.625% Sr. Nts. due 08/01/16 (a)	115,000	123,050

Total Corporate Bonds and Notes (cost: $103,899,113)		102,937,113

		market value
	shares	(note 1)

Common Stocks - 1.22%
3i Group PLC	3,526	$61,761
American Tower Corp. - Class A (b)	2,818	102,857
Anglo American PLC	1,440	60,206
BASF AG	770	61,659
Bayer AG	1,290	65,758
BNP Paribas SA	600	64,556
British Airways PLC (b)	8,160	65,239
British Land Co. PLC	2,460	62,825
Brixton PLC	6,360	62,994
Casino Guichard-Perrachon SA	740	59,633
Charles River Laboratories International, Inc. (b)	760	32,992

Charter PLC (b)	4,370	$69,794
Chesapeake Energy Corp.	47	1,362
Chesapeake Energy Corp.	66	1,913
Classic Holdco LLC	66	—
Commerzbank AG	1,830	61,610
Corus Group PLC	8,540	62,041
Covad Communications Group, Inc. (b)	4,132	6,157
Credit Agricole SA	1,570	68,963
Daiwa Securities Group, Inc.	5,170	60,311
Deutsche Boerse AG	420	63,164
Deutsche Lufthansa AG	3,220	68,229
Deutsche Telekom AG - Registered	4,362	69,306
Dobson Communications Corp. - Class A (b)	6,436	45,181
El Paso Corp.	7,300	99,572
Euronext NV	710	69,009
France Telecom SA	3,010	69,085
Fujikura Ltd.	5,490	60,094
Furukawa Electric Co. Ltd. (The)	9,287	61,324
Great Portland Estates PLC	5,930	67,173
Hammerson PLC	2,630	64,606
ICO Global Communication Holdings Ltd. (b)	3,162	18,498
Investec PLC	4,720	46,353
Ishikawajima-Harima Heavy Industries Co. Ltd.	21,120	64,544
JFE Holdings, Inc.	1,490	58,402
Kaiser Aluminum & Chemical Corp., Escrow Shares (f) (m)	250,000	—
Leap Wireless International, Inc. (b)	618	29,967
Legal & General Group PLC	250	667
Liberty Global, Inc. - Class A (b)	1,045	26,898
Liberty Global, Inc. - Class C (b)	1,060	26,564
London Stock Exchange Group PLC	2,910	67,344
Loral Space & Communications Ltd. (b)	2,156	56,746
Metromedia Fiber Network, Inc., Escrow Shares (f) (m)	150,000	—
Mitchells & Butlers PLC	60	662
Mitsubishi Heavy Industries Ltd.	15,233	63,060
Mitsubishi Materials Corp.	14,580	60,110
Mittal Steel Co. NV	2,598	90,728
Morgan Stanley	970	70,723
Muenchener Rueckversicherungs-Gesellschaft AG	420	66,418
Nippon Kayaku Co., Ltd.	7,000	59,318
Nippon Mining Holdings, Inc.	8,710	61,569
Nomura Securities Co. Ltd.	3,320	58,460
NTL, Inc.	11,245	285,960
Odakyu Electric Railway Co. Ltd.	10,000	63,577
Orbital Sciences Corp. (b)	279	5,237
PagesJuanes SA	2,220	63,058
Pioneer Corp.	3,350	58,988
Prandium, Inc. (b) (f)	3,625	29
Purina Mills, Inc., Escrow Shares (b) (f) (m)	50,000	—

Resolution PLC	5,630	$65,093
Royal & Sun Alliance Insurance Group PLC	24,190	67,485
Salzgitter AG	710	66,722
Shinko Securities Co. Ltd.	16,170	63,927
Showa Shell Sekiyu K.K.	5,670	63,168
Societe Generale - Class A	390	62,065
Southern Pacific Funding Corp., Liquidating Trust (b) (f) (h) (m)	52,418	—
Sterling Chemicals, Inc. (b) (f)	268	3,417
Sumitomo Metal Industries Ltd.	15,190	58,252
TVMAX Holdings, Inc. (b) (f)	250	250
Vallourec SA	290	67,626
Verizon Communications, Inc.	233	8,651
Viatel Holding Ltd. (Bermuda) (b) (f)	451	1
Vivendi SA	1,850	66,694
Volkswagen AG	1,131	66,904
Western Forest Products, Inc. (b)	1,189	1,748
Western Forest Products, Inc. (b)	7,296	10,725
WRC Media Corp. (a) (b) (f)	270	3
XO Holdings, Inc. (b)	338	1,649
Xstrata PLC	1,420	58,678

Total Common Stocks (cost: $4,916,389)		3,906,312

		market value
	shares	(note 1)

Preferred Stocks - .15%
Dobson Communications Corp. 6.00% Cvt. Series F, Non-Vtg. (a)	110	$18,398
Eagle-Picher Holdings, Inc. 11.75% Cum. (b) (f) (m)	10	—
Exchangeable, Series B, Non-Vtg.
ICG Holdings, Inc. 14.25% Exchangeable, Non-Vtg. (b) (f) (h) (m)	43	—
Ion Media Networks, Inc. 14.25% (f) (h)	17	147,900
Loral Skynet Corp. 12.00% Cum., Series A, Non-Vtg. (b) (f)	304	60,952
ProSieben Sat.1 Media AG	2,370	65,665
PTV, Inc. 10.00% Cum., Series A, Non-Vtg. (b)	3	9
Rural Cellular Corp. 11.375% Cum., Series B, Non-Vtg. (b) (f)	19	23,085
Sovereign Real Estate Investment Trust 12.00% Non-Cum., Series A (a) (b) (f)	114	160,740

Total Preferred Stocks (cost: $388,146)		476,749

		market value
	units	(note 1)

Rights, Warrants and Certificates - .03%
ASAT Finance LLC Wts., Exp. 11/01/06 (a) (b) (f) (m)	50	$—
COLO.com, Inc. Wts., Exp. 03/15/10 (a) (b) (f) (m)	50	—
HF Holdings, Inc. Wts., Exp. 09/27/09 (b) (f) (m)	361	—
Long Distance International, Inc. Wts., Exp. 04/15/08 (b) (f) (m)	50	—
Ntelos, Inc. Wts., Exp. 08/15/10 (a) (b) (f) (m)	50	—
Pathmark Stores, Inc. Wts., Exp. 09/19/10 (b)	970	320
Price Communications Corp. Wts., Exp. 08/01/07 (b)	516	—
Sterling Chemicals, Inc. Wts., Exp. 12/31/07 (b) (m)	432	1
Venezuela (Republic of) Oil Linked Payment Obligation Wts., Exp. 04/15/20 (b) (f)	2,800	93,800
Verado Holdings, Inc. Cl. B Wts., Exp. 04/15/08 (b) (f) (m)	75	52
XO Holdings, Inc.,
Cl. A Wts., Exp. 01/16/10 (b)	677	609
Cl. B Wts., Exp. 01/16/10 (b)	508	305
Cl. C Wts., Exp. 01/16/10 (b)	508	193

Total Rights, Warrants and Certificates (cost: $29,487)		95,280

			market value
		face amount	(note 1)

Structured Instruments - 12.48%
Bank of America Corp.,
Russia (Government of) Credit Linked Nts., Zero Coupon due 08/18/08	(RUB)	$60,000,000	$2,035,149
Citigroup Global Markets Holdings, Inc.,
Argentina (Republic of) Credit Linked Nts., Zero Coupon due 05/22/08 (a)		254,522	257,304
Argentina (Republic of) Unsec. Credit Linked Nts., Zero Coupon due 04/16/10		333,267	276,192
Brazil (Federal Republic of) Unsec. Credit Linked Nts., Zero Coupon due 01/03/08	(BRL)	655,211	256,950
Brazil (Federal Republic of) Unsec. Credit Linked Nts., Zero Coupon due 01/02/09	(BRL)	752,072	257,866
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 10.00% due 01/05/10	(BRL)	996,000	422,655
Brazil (Federal Republic of) Unsec. Credit Linked Nts., 15.21% due 01/05/10 (a)	(BRL)	841,827	251,766
Brazilian Real Unsec. Credit Linked Nts., 10.00% due 01/05/10	(BRL)	1,570,000	666,234
Colombia (Republic of) Credit Linked Nts., Series II, 15.00% due 04/27/12 (a)	(COP)	186,420,823	100,118
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/26/12	(COP)	315,900,000	169,655
Colombia (Republic of) Unsec. Credit Linked Nts., 15.00% due 04/27/12 (a)	(COP)	352,000,000	189,043
Colombia (Republic of) Unsec. Credit Linked Nts., Series B, 15.00% due 04/26/12	(COP)	405,000,000	217,506
Columbia (Republic of) Credit Linked Nts., 11.00% due 07/27/20 (a)		160,740	181,080

Dominican Republic Credit Linked Nts., Zero Coupon due 01/02/07		$84,592	$82,102
Dominican Republic Credit Linked Nts., Zero Coupon due 03/12/07		193,646	183,633
Dominican Republic Credit Linked Nts., Zero Coupon due 05/14/07		210,201	194,924
Dominican Republic Credit Linked Nts., 16.95% due 03/12/07		236,557	243,131
Dominican Republic Credit Linked Nts., Series II, Zero Coupon due 04/23/07 (a)		83,428	77,965
Dominican Republic Credit Linked Nts., Series II, Zero Coupon due 04/30/07		75,349	70,235
Dominican Republic Unsec. Credit Linked Nts., Zero Coupon due 04/30/07 (a)		166,563	155,258
Egypt (The Arab Republic of) Credit Linked Nts., Zero Coupon due 03/22/07 (f)		234,043	235,791
Egypt (The Arab Republic of) Credit Linked Nts., Zero Coupon due 07/12/07 (f)		242,996	245,023
Egypt (The Arab Republic of) Credit Linked Nts., Zero Coupon due 09/24/07	(DOP)	15,000,000	393,485
Egypt (The Arab Republic of) Credit Linked Nts., 9.06% due 02/16/08 (a)		198,401	196,288
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., Zero Coupon due 01/30/07 (f)	(EGP)	710,000	120,732
Egypt (The Arab Republic of) Unsec. Credit Linked Nts., Zero Coupon due 02/22/07 (f)		240,258	242,101
Nigeria (Federal Republic of) Credit Linked Nts., Zero Coupon due 07/22/07 (a)		293,958	305,317
Nigeria (Federal Republic of) Credit Linked Nts., 14.50% due 03/01/11 (a)		673,267	693,465
Nigeria (Federal Republic of) Credit Linked Nts., Series II, 7.25% due 04/04/11 (a)		485,154	525,684
Ukraine Hryvnia Unsec. Credit Linked Nts., 11.94% due 01/02/10 (a)		72,877	67,615
Zambia (Republic of) Credit Linked Nts., Zero Coupon due 02/21/07 (a)		225,957	178,859
Zambia (Republic of) Credit Linked Nts., Zero Coupon due 02/21/07 (a)		93,477	72,452
Credit Suisse First Boston Corp.,
U.S. Dollar/South African Rand Linked Nts., Series Fbi 43, 1.196% due 05/23/22 (c)		245,000	242,525
Credit Suisse First Boston International,
Indonesia (Republic of), Total Return Linked Nts., Zero Coupon due 09/16/11	(IDR)	3,300,000,000	376,111
Lukoil Credit Linked Nts., Series Fbi 105, 7.25% due 11/19/09	(RUB)	9,640,000	365,607
Moscow (City of) Credit Linked Nts., Series Fbi 101, 10.00% due 12/31/10 (f)	(RUB)	8,645,000	365,853
Moscow (City of) Credit Linked Nts., Series Fbi 98, 11.00% due 04/21/09	(RUB)	8,895,000	366,405
OAO Gazprom Credit Linked Nts., 8.11% due 01/21/07	(RUB)	9,335,000	351,600

Ukraine (Republic of), Credit Linked Nts., Series EMG 13, 11.94% due 12/30/09	(UAH)	$745,000	$165,343
Credit Suisse First Boston, Inc.,
(Nassau Branch) Turkey (Republic of) Credit Linked Nts., Series 2, Zero Coupon due 07/16/08	(TRY)	1,160,000	546,652
Credit Suisse First Boston, Inc. (Nassau Branch),
Turkey (Republic of) Credit Linked Nts., Series EM 880, 20.00% due 10/18/07		395,000	415,876
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09	(UAH)	200,000	44,387
Ukraine (Republic of) Credit Linked Nts., Series EMG 11, 11.94% due 12/30/09	(UAH)	224,000	49,714
Ukraine (Republic of) Credit Linked Nts., Series NPC 12, 11.94% due 12/30/09	(UAH)	1,460,000	324,027
Deutsche Bank AG,
Argentina (Republic of) Credit Linked Nts., 8.50% due 12/21/11	(ARS)	940,000	754,120
Arrendadora Capita Corp. SA de CV/Capita Corp. de Mexico SA de CV Credit Linked Nts., 9.09% due 01/05/11 (f)	(MXN)	3,632,424	330,401
Arrendadora Capita Corp. SA de CV/Capita Corp. de Mexico SA de CV Credit Linked Nts., 9.52% due 01/05/11 (f)	(MXN)	2,378,745	216,638
Arrendadora Capita Corp. SA de CV/Capita Corp. de Mexico SA de CV Credited Linked Nts., 9.65% due 01/05/11 (f)	(MXN)	2,374,615	215,992
Brazil (Federal Republic of) Credit Linked Nts., Series E, Zero Coupon due 03/03/10 (d)		600,000	455,640
Brazil (Republic of) Credit Linked Nts., Zero Coupon due 08/18/10	(BRL)	525,000	346,410
Campania Total Return Linked Nts., 4.07% due 07/30/10 (f)	(EUR)	1,800,000	2,270,393
Colombia (Republic of) Credit Linked Nts., 13.50% due 09/15/14	(COP)	403,000,000	202,867
Compania Total Return Linked Nts., 3.86% due 07/30/10 (f)	(EUR)	1,550,000	1,957,812
European Investment Bank Russian Federation Credit Linked Nts., Zero Coupon due 01/19/10 (a) (d)		240,000	204,396
Grupo TMM SA Credit Linked Nts., 6.00% due 09/07/12 (f)		485,000	485,672
Halyk Bank of Kazakhstan Total Return Linked Nts., Series I, 7.25% due 03/20/09	(KZT)	64,250,000	518,794
Indonesia (Republic of) Credit Linked Nts., 9.50% due 06/22/15		280,000	267,960
Indonesia (Republic of) Credit Linked Nts., 14.25% due 06/22/13		294,400	355,724
Nigeria (Federal Republic of) Credit Linked Nts., 15.00% due 01/27/09	(NGN)	22,600,000	189,551
Nigeria (Republic of) Credit Linked Nts., 12.50% due 02/24/09	(NGN)	16,800,000	132,711
Peru (Republic of) Credit Linked Nts., 6.74% due 02/20/11		225,000	227,266

Romania (The State of) Credit Linked Nts., 11.49% due 12/06/06	(RON)	$262,880	$103,872
Russian Federation Credit Linked Nts., Zero Coupon due 12/02/09	(RUB)	6,685,000	266,913
Russian Federation Total Return Linked Nts., Series II, 9.00% due 04/22/11	(RUB)	7,865,000	324,186
Treasury Bills Total Return Linked Nts., Zero Coupon due 12/12/06	(EGP)	2,290,000	391,079
Ukraine (Republic of) 5 yr. Credit Linked Nts., 4.05% due 08/25/10		260,000	261,126
Ukraine (Republic of) 5.5 yr. Credit Linked Nts., 4.05% due 02/25/11		260,000	260,374
Ukraine (Republic of) 6 yr. Credit Linked Nts., 4.05% due 08/19/11		260,000	259,867
Ukraine (Republic of) 6.5 yr. Credit Linked Nts., 4.05% due 02/27/12		260,000	258,960
Ukraine (Republic of) 7 yr. Credit Linked Nts., 4.05% due 08/28/12		260,000	258,079
Ukraine (Republic of) Credit Linked Nts., 5.59% due 05/16/07	(UAH)	770,000	152,227
Ukraine (Republic of) Credit Linked Nts., 10.21% due 07/01/09	(UAH)	832,200	170,036
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09	(UAH)	92,000	19,945
Ukraine (Republic of) Credit Linked Nts., 11.94% due 12/30/09	(UAH)	325,000	70,458
Ukraine (Republic of) Credit Linked Nts., Series A, 5.59% due 05/16/07	(UAH)	770,000	152,227
United Mexican States BORHIS Total Return Linked Nts., 6.10% due 09/27/35	(MXN)	790,000	274,538
Videocon International Ltd. Credit Linked Nts, 7.64% due 12/29/09 (f)		590,000	589,941
Emblem Finance Co. Ltd.,
Kingdom of Swaziland Credit Linked Nts., 9.39% due 06/20/10 (a) (c)		420,000	435,330
Goldman Sachs International,
Russian Federation Total Return Linked Nts., Zero Coupon due 05/13/09	(RUB)	16,600,000	637,827
JP Morgan Chase Bank,
Argentina (Republic of) Credit Linked Nts., Zero Coupon due 12/19/11 (f)		2,050,246	661,112
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 06/01/13	(BRL)	2,010,000	375,450
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 01/02/15	(BRL)	3,730,000	567,134
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 01/02/15	(BRL)	1,250,600	190,150
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 11/30/12 (a) (d)		454,316	341,918
Brazil (Federal Republic of) Credit Linked Nts., Zero Coupon due 05/15/45 (f)		1,475,000	851,400

Lehman Brothers International,
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90% due 02/08/10	(RON)	$279,800	$113,663
Turkey (Republic of) Treasury Bills Total Return Linked Nts., 20.00% due 10/18/07		135,349	143,808
Lehman Brothers Special Financing, Inc.,
Romania (The State of) Treasury Bills Linked Nts., 7.75% due 04/18/08	(RON)	70,000	24,986
Romania (The State of) Treasury Bills Total Return Linked Nts., Zero Coupon due 03/08/10	(RON)	754,500	287,925
Romania (The State of) Treasury Bills Total Return Linked Nts., 6.50% due 03/10/08	(RON)	880,000	343,529
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.25% due 04/18/08	(RON)	170,000	60,679
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.25% due 04/18/10	(RON)	71,000	27,726
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.50% due 03/05/07	(RON)	118,000	47,068
Romania (The State of) Treasury Bills Total Return Linked Nts., 7.90% due 02/11/08	(RON)	640,300	258,482
Morgan Stanley & Co. International Ltd.,
Red Arrow International Leasing Plc Total Return Linked Nts., Series A, 8.375% due 06/30/12 (f)	(RUB)	8,911,764	344,308
Red Arrow International Leasing Plc Total Return Linked Nts., Series B, 11.00% due 06/30/12 (f)	(RUB)	7,070,000	273,151
Morgan Stanley Capital Services, Inc.,
Bank Center Credit Total Return Linked Nts., 7.52% due 06/06/08	(KZT)	95,000,000	758,348
Philippines (Republic of) Credit Linked Nts., Zero Coupon due 09/20/15 (a) (f)		340,000	370,770
Philippines (Republic of) Credit Linked Nts., 8.403% due 06/20/16 (a) (f)		120,000	121,884
Philippines (Republic of) Credit Linked Nts., 10.24% due 09/20/15 (c) (f)		3,350,000	3,814,310
United Mexican States Credit Linked Nts., 6.44% due 11/20/15 (a)		300,000	301,230
Venezuela (Republic of) 10 yr. Credit Linked Nts., 7.85% due 11/20/15 (a)		650,000	690,690
Venezuela (Republic of) Credit Linked Nts., 6.49% due 05/20/10 (a)		750,000	822,000
Venezuela (Republic of) Credit Linked Nts., 7.38% due 05/20/10 (a)		385,000	394,548
UBS AG,
Israel (State of) Credit Linked Nts., Zero Coupon due 04/05/14 (c)		1,742,800	451,538

Total Structured Instruments (cost: $37,510,563)			39,836,817

	expiration	strike		contracts/face	market value
	date	price		subject to call/put	(note 1)

Options Purchased - .01%
Mexican Peso Call	10/06	11.40	MXN	360,000	$41
Mexican Peso Put	10/06	11.40	MXN	360,000	13,536
Turkish Lira Call	01/07	1.76	TRY	1,510,000	17,234

Total Options Purchased (cost: $45,403)					30,811

		market value
	face amount	(note 1)

Short-Term Investments - 9.37%
Triparty Repurchase Agreement dated September 29, 2006 with Investors Bank & Trust Co., effective yield of 3.50%, due October 2, 2006, collateralized by U.S. Treasury Bonds, 8.125%, August 15, 2021 with a value of $16,354,329	$16,033,656	$16,033,656
U.S. Treasury Bills, 4.590% due 11/9/06	5,970,000	5,937,298
U.S. Treasury Bills, 4.925% due 11/9/06	2,460,000	2,446,538
U.S. Treasury Bills, 4.925% due 11/9/06	1,230,000	1,223,269
U.S. Treasury Bills, 4.930% due 11/9/06	1,515,000	1,507,273
U.S. Treasury Bills, 4.930% due 11/9/06	2,770,000	2,754,827

Total Short-Term Investments (cost: $29,902,861)		29,902,861

Total Securities (cost: $326,560,184) - 102.77%		328,063,348
Other Assets and Liabilities, Net - (2.77)%		(8,857,341)
Net Assets - 100.00%		$319,206,007

The accompanying notes are an integral part of these statements of investments.

(a)

Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $1,040,280 or 0.64% of net assets in the National Municipal Bond Fund, $2,921,004 or 4.83% of net assets in the American Enterprise Bond Fund, and $37,126,607 or 11.63% of net assets in the Strategic Income Fund.

(b)	Non-income producing security.

(c)	Represents the current interest rate for a variable rate security.
(d)	Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(e)	Represents the current interest rate for an increasing rate security.
(f)	Identifies issues considered to be illiquid. See Note 6 of Notes to Statements of Investments in Securities and Net Assets.
(g)

Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The prices of these securities are typically more sensitive to changes in prepayment rates than traditional mortgage-backed backed securities (for example, GNMA pass-through).

(h)	Interest or dividend is paid in kind.
(k)

Securities in American Enterprise Bond Fund, California Municipal Bond Fund, National Municipal Bond Fund, Strategic Income Fund, and U.S. Government and Mortgage with aggregate market values of $1,087,201, $6,190,880 and $1,053,420, $6,063,663, and $434,731, respectively, are held in collateralized accounts to cover intitial margin requirements for open futures purchases and sales contracts.

(l)

Securities in Strategic Income Fund with an aggregate market value of $604,661 are held in collateralized accounts to cover outstanding forward currency exchange contracts. See Note 7 of Notes to Financial Statements.

(m)	Fair-valued security. See Note 1 of Notes to Statements of Investments in Securities and Net Assets.

(n)	When-issued security to be delivered and settled after September 30, 2006.
(q)	Securities with an aggregate market value of $91,337 have been designated to cover outstanding written call options and swaptions in the Strategic Income Fund, as follows:
(r)	Issuer is in default.

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas U.S. Government and Mortgage Securities Fund

		market value
	face amount	(note 1)
Asset-Backed Securities - 7.07%
Commercial MBS - .57%
Residential Asset Mortgage Products, Inc., Mtg. Asset-Backed Pass-Through Certificates,
Series 2004-RS7, Cl. AI3, 4.45% due 07/25/28	$775,100	$768,097
Series 2006-RS4, Cl. A1, 5.404% due 07/25/36 (c)	403,877	403,878
Home Equity - 6.50%
Ace Securities Corp., Home Equity Loan Pass-Through Certificates,
Series 2005-HE7, Cl. A2B, 5.504% due 11/25/35 (c)	530,000	530,237
Argent Securities Trust, Asset-Backed Pass-Through Certificates,
Series 2004-W8, Cl. A2, 5.804% due 05/25/34 (c)	1,650,000	1,656,382
Series 2006-W5, Cl. A2B, 5.424% due 06/25/36 (c)	660,000	660,001
Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates,
Series 2005-D, Cl. AF1, 5.04% due 10/25/35	263,472	262,214
Series 2006-A, Cl. AV2, 5.424% due 06/25/36 (c)	820,000	820,001
Countrywide Asset-Backed Certificates Trust,
Series 2005-16, Cl. 2AF2, 5.382% due 05/25/36 (c)	370,000	369,195
Series 2005-17, Cl. 1AF1, 5.53% due 05/25/36 (c)	549,671	549,994
Series 2005-17, Cl. 1AF2, 5.363% due 05/25/36 (c)	250,000	249,389
First Franklin Mortgage Loan Trust, Mtg.Pass-Through Certificates,
Series 2005-FF10, Cl. A3, 5.534% due 11/25/35 (c)	1,570,000	1,570,689
Series 2006-FF10, Cl. A3, 5.414% due 07/25/36 (c)	650,000	650,000
Series 2006-FF5, Cl. 2A1, 5.374% due 04/25/36 (c)	432,535	432,565
Series 2006-FF9, Cl. 2A2, 5.495% due 06/25/36 (c)	330,000	330,000
Household Home Equity Loan Trust, Home Equity Loan Pass-Through Certificates,
Series 2005-3, Cl. A1, 5.585% due 01/20/35 (c)	561,417	561,940
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-10, Cl. 2A3B, 5.55% due 01/25/36	588,115	583,689
Series 2005-2, Cl. 2A1B, 5.18% due 08/25/35	763,391	760,812
Series 2005-4, Cl. 2A1B, 5.17% due 10/25/35	560,154	557,282
Morgan Stanley ABS Capital I, Mtg. Pass-Through Certificates,
Series 2005-WMC6, Cl. A2B, 5.584% due 07/25/35 (c)	410,000	410,686
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 5.424% due 07/25/36 (c)	1,080,000	1,080,000
Popular Asset-Backed Securities, Mtg. Pass-Through Certificates,
Series 2005-6, Cl. A3, 5.68% due 01/25/36	380,000	379,533
Structured Asset Investment Loan Trust, Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1, 5.384% due 04/25/36 (c)	453,496	453,525
Wells Fargo Home Equity Trust, Home Equity Asset-Backed Certificates,
Series 2006-2, Cl. A2, 5.485% due 07/25/36 (c)	640,000	640,000
Total Asset-Backed Securities (cost: $14,709,488)		14,680,109

		market value
	face amount	(note 1)
Mortgage-Backed Obligations - 107.21%
Government-Sponsored Enterprises - 106.84%
Fannie Mae,
4.50% due 10/01/21 (n)	$5,743,000	$5,540,203
5.00% due 06/01/18-10/01/36 (n)	67,850,249	65,721,812
5.50% due 05/01/24-10/01/36 (n)	76,121,288	75,223,673
6.00% due 10/01/21-11/01/32	35,710,312	36,077,147
6.50% due 11/25/23	814,620	831,967
6.50% due 06/01/17-10/01/36 (n)	18,732,924	19,106,866
7.00% due 04/01/28-01/01/36	2,910,898	2,999,089

1

7.50% due 12/01/17-01/01/33	956,933	993,851
8.00% due 12/01/24-02/01/28	1,245,621	1,318,937
8.50% due 08/01/14-03/01/27	384,838	412,309
9.00% due 06/01/21-04/01/25	288,432	313,389
9.50% due 10/01/20-11/01/20	2,378	2,607
Freddie Mac,
4.50% due 05/01/19	2,931,321	2,830,549
5.00% due 08/01/33	2,455,278	2,369,345
6.00% due 05/01/18-10/01/32	3,952,586	4,005,523
6.50% due 04/01/18-09/01/28	2,388,921	2,440,773
7.00% due 12/01/23-05/01/29	273,794	282,336
7.50% due 04/01/23-05/01/24	827,174	860,059
8.00% due 06/01/24-11/01/26	307,179	323,727
8.50% due 10/01/21-08/01/26	88,249	94,646
9.00% due 08/01/19-10/01/24	162,035	174,467
9.50% due 09/01/16-05/01/21	24,261	26,096
10.00% due 08/01/17-08/01/20	4,705	5,193
10.50% due 12/01/18-05/01/20	18,044	20,097
U.S. Government Agencies - .37%
Government National Mortgage Association,
7.50% due 10/15/22-03/15/24	619,431	645,054
8.00% due 04/15/23-06/15/25	106,876	113,156
8.50% due 07/15/16	2,467	2,630
Total Mortgage-Backed Obligations (cost: $223,970,407)		222,735,501

		market value
	face amount	(note 1)
Collateralized Mortgage Obligations - 28.56%
Banc of America Commercial Mortgage, Inc.,
Series 2005-3, Cl. A2, 4.501% due 07/10/43	$1,140,000	$1,114,737
Series 2006-5, Cl. A2, 5.317% due 10/10/11	1,025,000	1,030,143
Banc of America Mortgage Securities,
Series 2005-E, Cl. 2A2, 4.976% due 06/25/35 (c)	102,985	102,796
Citigroup Mortgage Loan Trust, Inc.,
Series 2006-WF1, Cl. A2B, 5.536% due 03/01/36	250,000	249,564
Countrywide Alternative Loan Trust,
Series 2005-J1, Cl. 3A1, 6.50% due 08/25/32	1,740,628	1,758,035
Series 2005-J3, Cl. 3A1, 6.50% due 09/25/34	1,882,870	1,921,617
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust,
Series 2006-AB2, Cl. A7, 5.961% due 06/25/36	1,304,523	1,303,896
Series 2006-AB3, Cl. A7, 6.36% due 07/25/36	421,077	422,484
Fannie Mae,
Series 2002-9, Cl. PC, 6.00% due 03/25/17	910,706	924,004
Series 2003-17, Cl. EQ, 5.50% due 03/25/23	508,000	500,947
Series 2003-23, Cl. EQ, 5.50% due 04/25/23	1,993,000	1,960,962
Series 2003-28, Cl. KG, 5.50% due 04/25/23	1,564,000	1,549,878
Series 2005-100, Cl. BQ, 5.50% due 11/25/25	620,000	599,506
Series 2005-109, Cl. AH, 5.50% due 12/25/25	3,055,000	2,984,163
Series 2005-71, Cl. DB, 4.50% due 08/25/35	4,000,000	3,708,977
Series 2006-50, Cl. KS, 4.677% due 06/25/36 (c)	1,308,239	1,274,656
Series 2006-50, Cl. SK, 4.677% due 06/25/36 (c)	235,835	231,029
Series 2006-57, Cl. PA, 5.50% due 08/25/27	2,272,137	2,275,259
Fannie Mae, Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates Trust,
Series 2003-84, Cl. PW, 3.00% due 06/25/22	820,000	802,088
Series 2006-44, Cl. OA, 5.50% due 12/25/26	1,630,000	1,634,561
Series 2006-50, Cl. SA, 4.677% due 06/25/36 (c)	612,740	592,574
Fannie Mae, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2001-65, Cl. S, 2.57% due 11/25/31 (c) (g)	1,266,310	117,477
Series 2003-118, Cl. S, 2.77% due 12/25/33 (c) (g)	2,180,728	238,511
Series 2003-33, Cl. SP, 2.92% due 05/25/33 (c) (g)	1,078,620	125,579
Series 2005-40, Cl. SA, 1.37% due 05/25/35 (c) (g)	5,527,171	275,723
Series 2005-40, Cl. SB, 1.42% due 05/25/35 (c) (g)	5,759,408	244,760
Series 2005-63, Cl. SA, 1.37% due 10/25/31 (c) (g)	328,880	16,703

2

Series 2005-71, Cl. SA, 1.42% due 08/25/25 (c) (g)	$1,800,065	$101,752
Series 2005-87, Cl. SG, 1.37% due 10/25/35 (c) (g)	3,110,581	178,175
Series 2006-33, Cl. SP, 1.87% due 05/25/36 (c) (g)	4,872,237	376,922
Series 2006-34, Cl. SK, 1.87% due 05/25/36 (c) (g)	1,618,342	117,836
Fannie Mae, Interest-Only Stripped Mtg.-Backed Security,
Series 2003-46, Cl. IH, 5.50% due 06/25/33 (g)	3,703,718	780,835
Series 221, Cl. 2, 7.50% due 05/01/23 (g)	2,270,246	517,266
Series 254, Cl. 2, 7.50% due 01/01/24 (g)	2,191,332	513,163
Series 294, Cl. 2, 7.00% due 02/01/28 (g)	2,293,404	507,078
Series 321, Cl. 2, 6.50% due 03/01/32 (g)	268,263	61,326
Series 322, Cl. 2, 6.00% due 04/01/32 (g)	1,971,542	446,967
Series 331, Cl. 9, 6.50% due 12/01/32 (g)	3,158,722	765,361
Series 344, Cl. 2, 6.00% due 12/01/33 (g)	735,635	168,954
Series 362, Cl. 12, 6.00% due 08/01/35 (g)	1,626,152	346,612
Series 362, Cl. 13, 6.00% due 08/01/35 (g)	902,259	198,849
Freddie Mac,
Series 2016, Cl. G, 6.50% due 04/15/28	421,927	433,785
Series 2058, Cl. TE, 6.50% due 05/15/28	427,748	439,222
Series 2072, Cl. A, 6.50% due 07/15/28	1,545,197	1,564,364
Series 2078, Cl. PE, 6.50% due 08/15/28	800,765	821,536
Series 2173, Cl. Z, 6.50% due 07/15/29	863,612	889,801
Series 2326, Cl. ZP, 6.50% due 06/15/31	36,304	37,236
Series 2504, Cl. FP, 4.47% due 03/15/32 (c)	700,778	709,379
Series 2515, Cl. FP, 5.599% due 10/15/32 (c)	2,644,136	2,664,934
Series 2534, Cl. EF, 5.549% due 05/15/22 (c)	7,405,011	7,447,716
Freddie Mac, Gtd. Multiclass Mtg. Participation Certificates,
Series 3153, Cl. FJ, 5.71% due 05/15/36 (c)	409,884	410,816
Freddie Mac, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2136, Cl. SG, 2.32% due 03/15/29 (c) (g)	3,701,980	232,794
Series 2399, Cl. SG, 2.62% due 12/15/26 (c) (g)	2,209,272	158,582
Series 2493, Cl. S, 2.77% due 09/15/29 (c) (g)	263,367	19,023
Series 3000, Cl. SE, 0.82% due 07/15/25 (c) (g)	2,832,212	106,525
Freddie Mac, Interest-Only Stripped Mtg.-Backed Security,
Series 183, Cl. IO, 7.00% due 04/01/27 (g)	1,501,032	323,338
Series 217, Cl. IO, 6.50% due 02/01/32 (g)	511,228	115,014
Series 218, Cl. IO, 6.00% due 02/01/32 (g)	707,666	167,890
Freddie Mac, Principal-Only Stripped Mtg.-Backed Security,
Series 216, Cl. PO, Zero Coupon due 01/01/32	1,299,267	1,016,354
GE Capital Commercial Mortgage Corp.,
Series 2005-C3, Cl. A2, 4.853% due 07/10/45	660,000	653,493
Government National Mortgage Association, Interest-Only Stripped Floating Mtg.-Backed Security,
Series 2006-47, Cl. SA, 1.47% due 08/16/36 (c) (g)	1,950,524	115,550
Greenwich Capital Commercial Funding Corp.,
Series 2005-GG5, Cl. A2, 5.117% due 04/10/37	720,000	718,795
JP Morgan Chase Commercial Mortgage Securities Corp.,
Series 2005-LDP2, Cl. A2, 4.575% due 07/15/42	280,000	274,501
JP Morgan Chase Commercial Mortgage Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 2005-LDP4, Cl. A2, 4.79% due 10/15/42	950,000	936,532
JP Morgan Mortgage Trust, Pass-Through Certificates,
Series 2005-S2, Cl. 3A1, 6.746% due 02/25/32 (c)	1,628,218	1,648,598
Lehman Brothers/UBS, Commercial Mtg.Pass-Through Certificates,
Series 2005-C5, Cl. A2, 4.885% due 09/15/40	790,000	784,038
Residential Accredit Loans, Inc.,
Series 2006-QS5, Cl. A2, 6.00% due 05/25/36	1,577,120	1,575,072
Residential Asset Securitization Trust,
Series 2006-A9CB, Cl. A5, 6.00% due 09/25/36	1,404,980	1,403,086
Washington Mutual Mortgage Securities Corp.,
Series 2005-AR8, Cl. 2AB1, 5.574% due 07/25/45 (c)	635,212	636,696
Total Collateralized Mortgage Obligations (cost: $59,287,947)		59,346,395

3

		market value
	face amount	(note 1)

Short-Term Investments - .96%

Fannie Mae, Disc. Nts., 5% due 10/02/06	$2,000,000	$1,999,445
Total Short-Term Investments (cost: $1,999,445)		1,999,445

Total Securities (cost: $299,967,287) - 143.80%		298,761,450
Other Assets and Liabilities, Net - (43.80)%		(91,002,106)
Net Assets - 100.00%		$207,759,344

The accompanying notes are an integral part of these statements of investments.

(c)	Represents the current interest rate for a variable rate security.
(g)

Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The prices of these securities are typically more sensitive to changes in prepayment rates than traditional mortgage-backed backed securities (for example, GNMA pass-through).

(n)	When-issued security to be delivered and settled after September 30, 2006.

4

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas California Municipal Money Fund

		market value
	face amount	(note 1)

Commercial Paper - 16.07%
General Obligations - 16.07%
City of San Jose,
3.63% due 11/07/06	$2,600,000	$2,600,000
Los Angeles, Municipal Improvement Corp.,
3.70% due 02/09/07	1,200,000	1,200,000
Riverside County,
3.50% due 01/04/07	1,050,000	1,050,000
Santa Clara Valley Water,
3.50% due 01/05/07	1,489,000	1,489,000
Transmission Agency of Northern California,
3.62% due 12/01/06	1,000,000	1,000,000
Total Commercial Paper (cost: $7,339,000)		7,339,000

		market value
	face amount	(note 1)
Fixed Rate Bonds and Notes - 10.55%
Los Altos School District, Tax and Revenue Anticipation Nts.,
4.50% due 07/10/07	$800,000	$805,505
Los Angeles, Unified School District,
Series A, 4.25% due 10/18/06	1,500,000	1,500,962
State Infrastructure and Economic Development Bank, Salvation Army West,
Nts., 3.40% due 11/13/06	1,000,000	1,000,000
Statewide Communities Development Authority,
Series A-2, 4.50% due 06/29/07	1,500,000	1,510,036
Total Fixed Rate Bonds and Notes (cost: $4,816,503)		4,816,503

		market value
	face amount	(note 1)
Variable Rate Demand Notes * - 73.08%
Alameda County, Industrial Development Authority,
Series A, AMT, 3.35% due 07/01/27	$800,000	$800,000
Anaheim, COP, 1993 Refinancing Projects,
AMBAC Insured, 3.57% due 08/01/19	1,200,000	1,200,000
Bay Area Toll Authority, Toll Bridge Revenue,
Series A, AMBAC Insured, 3.58% due 04/01/36	1,100,000	1,100,000
Big Bear Lake, Industrial Revenue,
Southwest Gas Corp. Project, Series A, AMT, 3.33% due 12/01/28	1,400,000	1,400,000
Concord Multi-Family Mortgage Revenue,
3.60% due 07/15/18	1,250,000	1,250,000
Grant, Joint Union High School District, Bridge Funding Program, FSA Insured,
3.60% due 12/01/21	1,000,000	1,000,000
3.60% due 07/01/37	300,000	300,000
Los Angeles County, Community Willowbrook Partnership,
3.57% due 11/01/15	1,500,000	1,500,000
Los Angeles, COP, Unified School District,
Belmont Learning Complex, Series A, 3.55% due 12/01/17	400,000	400,000
Modesto, Multi-Family Housing Revenue,
Shadowbrook Apartments, Series A, 3.69% due 05/15/31	1,000,000	1,000,000
Oakland, COP,
Capital Equipment Project, 3.68% due 12/01/15	500,000	500,000
Orange County, Airport Development Revenue, Aliso Creek/Aliso-Holly Oaks Partners,
Series B, 3.57% due 11/01/22	1,600,000	1,600,000
Pittsburg, Redevelopment Agency,
AMBAC Insured, 3.70% due 09/01/35	400,000	400,000

1

Pollution Control, Financing Authority,
Series B, AMT, 3.67% due 11/01/26	$1,200,000	$1,200,000
Riverside County, Housing Authority, Multi-Family Mortgage Revenue,
Mountain View Apts., Series A, 3.59% due 08/01/25	655,000	655,000
Sacramento, Sanitation District Financing Authority Revenue,
Series C, 3.57% due 12/01/30	1,100,000	1,100,000
San Francisco City and County, Redevelopment Agency, Fillmore Center,
Series B-1, FHLMC Insured, 3.64% due 12/01/17	1,900,000	1,900,000
San Jose, Financing Authority Lease Revenue,
Hayes Mansion, Series D, AMBAC Insured, 3.70% due 07/01/26	1,050,000	1,050,000
Southern California Public Power Authority, Transmission Project Revenue,
Series B, FSA Insured, 3.63% due 07/01/23	2,500,000	2,500,000
State Department of Water Resources, Power Supply Revenue,
Series B-2, 3.66% due 05/01/22	1,300,000	1,300,000
Series C-12, 3.60% due 05/01/22	600,000	600,000
Sub-series F-5, 3.66% due 05/01/22	100,000	100,000
State Health Facilities Financing Authority Revenue,
MBIA Insured, 3.47% due 10/01/21	300,000	300,000
MBIA Insured, Series B, 3.63% due 07/01/16	800,000	800,000
State Pollution Control Financing Authority, Pacific Gas & Electric Corp.,
Series C, 3.70% due 11/01/26	1,700,000	1,700,000
State, General Obligation, Kindergarten University,
Series A-5, 3.60% due 05/01/34	1,300,000	1,300,000
State, Office of the Treasurer,
Series B-6, 3.65% due 05/01/40	300,000	300,000
Statewide Communities Development Authority,
Cathedral School Project, 3.50% due 04/01/33	2,560,000	2,560,000
Robert Louis Stevenson, 3.71% due 02/01/31	1,250,000	1,250,000
Solid Waste Facilities Revenue, Chevron USA, Inc. Project, AMT, 3.36% due 12/15/24	1,600,000	1,600,000
Tulare, Health Care District, Health Facilities Revenue,
3.70% due 12/01/32	700,000	700,000
Total Variable Rate Demand Notes * (cost: $33,365,000)		33,365,000
Total Securities (cost: $45,520,503) - 99.70%		45,520,503
Other Assets and Liabilities, Net - .30%		137,015
Net Assets - 100.00%		$45,657,518

The accompanying notes are an integral part of these statements of investments.

2

Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

Atlas Money Market Fund

		market value
	face amount	(note 1)
U.S. Government Obligations - 3.70%
Fed Home Loan Discount Note,
4.50% due 10/02/06	$5,900,000	$5,898,525
Total U.S. Government Obligations (cost: $5,898,525)		5,898,525

		market value
	face amount	(note 1)

Commercial Paper - 48.20%
Banks - 13.81%
ANZ National International Ltd.,
5.31% due 01/02/07	$3,000,000	$2,958,847
Banco Santander PR,
5.38% due 10/02/06	7,800,000	7,797,669
Dexia Delaware LLC,
5.24% due 11/13/06	8,000,000	7,948,764
Societe Generale North America,
5.28% due 11/13/06	3,300,000	3,278,704
Diversified Financial Services - 23.68%
American Express Credit Corp.,
5.24% due 10/12/06	8,000,000	7,986,027
Calyon North America, Inc.,
5.07% due 10/17/06	3,500,000	3,491,621
5.18% due 05/21/07	4,500,000	4,349,132
General Electric Capital Corp.,
5.24% due 10/30/06	100,000	99,563
5.25% due 11/07/06	100,000	99,446
5.25% due 10/30/06	1,700,000	1,692,563
5.25% due 11/07/06	1,100,000	1,093,904
5.30% due 11/07/06	700,000	696,084
5.31% due 11/07/06	400,000	397,758
5.33% due 10/30/06	2,100,000	2,090,673
Rabobank USA Financial Corp.,
5.22% due 10/11/06	8,000,000	7,987,240
UBS Finance,
5.29% due 01/08/07	5,000,000	4,926,528
5.38% due 10/06/06	2,800,000	2,797,489
Insurance - 4.91%
AIG Funding, Inc.,
5.20% due 03/02/07	8,000,000	7,823,200
Municipal - 5.80%
Alaska, Housing Finance Corp.,
Zero Coupon due 10/05/06	5,700,000	5,644,630
Santa Clara Valley Water,
Zero Coupon due 11/02/06	2,610,000	2,597,320
Yale University,
5.45% due 01/05/07	1,000,000	985,315
Total Commercial Paper (cost: $76,742,477)		76,742,477

		market value
	face amount	(note 1)

Certificates of Deposit - 18.59%

Barclays Bank PLC, Yankee,
5.38% due 10/04/06	$2,100,000	$2,100,004
BNP Paribas NY Branch, Yankee,
5.16% due 10/12/06	5,000,000	4,999,992
Defpa Bank PLC, Yankee,
5.29% due 02/20/07	3,200,000	3,200,000
Deutsche Bank AG, NY Branch, Yankee,
5.03% due 11/27/06	2,000,000	2,000,006

1

HBOS Treasury Services PLC, NY Branch, Yankee,
5.34% due 12/11/06	3,800,000	3,800,038
Royal Bank of Scotland, Yankee,
4.76% due 11/14/06	1,000,000	1,000,098
4.81% due 01/16/07	1,300,000	1,300,153
Societe Generale, NY Branch, Yankee,
4.90% due 11/07/06	3,700,000	3,700,000
Toronto-Dominion Bank,
5.51% due 06/18/07	1,500,000	1,498,987
5.51% due 08/03/07	4,500,000	4,506,883
Toronto-Dominion Bank, Yankee,
5.30% due 04/13/07	1,500,000	1,498,969
Total Certificates of Deposit (cost: $29,605,130)		29,605,130

		market value
	face amount	(note 1)
Fixed Rate Bonds and Notes - 1.26%
Camden County, New Jersey, Impact Authority Revenue,
5.74% due 08/01/07	$2,000,000	$2,000,000
Total Fixed Rate Bonds and Notes (cost: $2,000,000)		2,000,000

		market value
	face amount	(note 1)
Variable Rate Demand Notes * - 27.66%
Cuyuahoga County Ohio Economic Devolopment,
5.29% due 06/01/22	$1,500,000	$1,500,000
Florida Development Finance Corp., Industrial Development Revenue,
5.40% due 04/01/27	7,200,000	7,200,000
New Jersey, Economic Development Authority Revenue, MSNBC/CNBC,
Series B, 5.314% due 10/01/21	2,400,000	2,400,000
New York, State Dormitory Authority Revenue,
Series A, MBIA Insured, 5.30% due 12/15/14	4,525,000	4,525,000
New York, State Housing Finance Agency Revenue,
5.29% due 03/15/11	2,600,000	2,600,000
5.36% due 11/15/36	3,200,000	3,200,000
Oakland, Alameda County Coliseum Authority Lease Revenue,
5.48% due 10/05/06	4,000,000	4,000,000
5.32% due 10/16/06	4,000,000	4,000,000
Rochester, New York, Institute of Technology,
Series A, 5.42% due 11/01/21	900,000	900,000
Salvation Army Eastern Trust
5.45% due 10/27/06	1,500,000	1,500,000
5.45% due 12/28/06	4,275,000	4,275,000
Transportation Agency of Northern California,
5.34% due 11/01/06	2,100,000	2,100,000
5.46% due 12/04/06	1,000,000	1,000,000
Washington, Housing Finance Commission, Multi-Family Revenue,
Cambridge Apartments, Series B, 5.36% due 03/15/39	2,530,000	2,530,000
Renton Center, Series B, 5.35% due 12/01/40	2,310,000	2,310,000
Total Variable Rate Demand Notes * (cost: $44,040,000)		44,040,000
Total Securities (cost: $158,286,132) - 99.41%		158,286,132
Other Assets and Liabilities, Net - .59%		939,531
Net Assets - 100.00%		$159,225,663

The accompanying notes are an integral part of these statements of investments.

2

*              Variable rate demand notes are tax-exempt obligations which contain a floating or variable rate adjustment formula (computed daily or weekly) and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon short notice prior to specified dates. The interest may change on specified dates in relationship with changes in a designated rate (such as the prime interest or U.S. Treasury Bill rates).

(a)           Restricted securities which are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, the value of these securities amounted to $1,040,280 or 0.64% of net assets in the National Municipal Bond Fund and $2,921,004 or 4.83% of net assets in the American Enterprise Bond Fund and $37,126,607 or 11.63% of net assets in the Strategic Income Fund.

(b)           Non-income producing security.

(c)           Represents the current interest rate for a variable rate security.

(d)           Denotes a step bond: a zero coupon bond that converts to a fixed rate of interest at a designated future date.

(e)           Represents the current interest rate for an increasing rate security.

(f)            Identifies issues considered to be illiquid. See Note 6 of Notes to Statements of Investments in Securities and Net Assets.

(g)           Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed-income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which the current interest is calculated. The prices of these securities are typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-through).

(h)           Interest or dividend is paid in kind.

(i)            Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units which represent debt securities, face amount disclosed represents total underlying principal.

(j)            Face amount is reported in U.S. Dollars, except for those denoted in the following currencies:

ARS - Argentine Peso
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CAD - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Yuan
COP - Colombia Pesos
CZK - Czech Republic Koruna
DKK - Danish Krone
DOP - Dominican Republic Pesos
EGP - Egyptian Pound
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Skekel
INR - Indian Rupee
ISK - Icelandic Krona
JPY - Japanese Yen
KRW - South Korea Won
KZT - Kazakhstan Tinge
MXN - Mexican Peso
MYR - Malaysian Ringgit
NGN - Nigerian Naira
NOK - Norwegian krone
NZD - New Zealand Dollar
PEN - Peruvian Sol
PLN - Polish Zloty
RON - Romania New Lei
RUB - Russian Ruble
SEK - Swedish Krona
SKK - Slovakia Koruna
THB - Thai Baht
TRY - Turkish Lira
UAH - Ukraine Hryvna
UYU - Uruguay Peso
ZAR - South African Rand

(k)           Securities in American Enterprise Bond Fund, California Municipal Bond Fund, National Municipal Bond Fund, Strategic Income Fund, and U.S. Government and Mortgage with aggregate market values of $1,087,201, $6,190,880, $1,053,420, $6,063,663 and $434,731, respectively, are held in collateralized accounts to cover initial margin requirements for open futures purchases and sales contracts.

(l)            Securities in Strategic Income Fund with an aggregate market value of $604,661 are held in collateralized accounts to cover outstanding forward currency exchange contracts. See Note 3 of Notes to Financial Statements.

(m)          Fair-valued security. See Note. 1 of Notes to Statements of Investments in Securities and Net Assets.

(n)           When-issued security to be delivered and settled after September 30, 2006.

(o)           All or part of this security position is on loan at September 30, 2006. The total value of securities on loan at September 30, 2006 is $546,052 for Dual Focus Fund, $2,995,218 for Emerging Growth Fund, $6,179,102 for Global Growth Fund, $2,667,305 for Growth Opportunities Fund, $2,667,305 for Strategic Growth Fund and $1,731,184 for Value Fund.

(p)           This security was purchased with cash collateral held from securities lending.

(q)           Securities with an aggregate market value of $91,337 have been designated to cover outstanding written call options and swaptions in the Strategic Income Fund, as follows:

	Notional Amount	Expiration Date	Exercise Price/Strike Price	Premium Received	Market Value (See Note 1)	Unrealized Appreciation (Depreciation)
Received Written Options:
JP Morgan Turkish (f)(1)	$1,510,000	1/30/07	$2.53 JPY	$25,605	$13,087	$12,518

(1) An option on an interest swap. If exercised, the fund will pay the strike rate in order to receive the 3 Month USD-LIBOR-BBA.

(r)            Issuer is in default.

(s)           The distribution of investments representing geographic diversification of the Atlas Global Growth Fund, as a percentage of total investments at value, is as follows:

	Market Value	Percent
Country:
United States	$169,025,875	41.10%
Great Britain	52,404,332	12.74
Japan	43,396,475	10.55
Sweden	23,555,884	5.73
France	23,298,383	5.67
Germany	16,088,453	3.91
Switzerland	14,011,548	3.41
Bermuda	10,893,471	2.65
Netherlands	9,258,981	2.25
Mexico	8,949,500	2.18
Korea, Republic of (South)	8,556,891	2.08
Canada	6,987,166	1.70
Brazil	6,603,146	1.61
Spain	3,696,452	0.90
Finland	2,850,907	0.69
Taiwan	2,402,909	0.58
Italy	1,999,096	0.49
Hong Kong	1,483,625	0.36
Norway	1,384,047	0.34
Denmark	1,263,468	0.31
India	1,124,754	0.27
Australia	1,090,032	0.26
Singapore	892,361	0.22
	$411,217,756	100.00%

ADR = American Depositary Receipt
AMBAC = AMBAC Indemnity Corporation
AMT = Alternative Minimum Tax
COP = Certificate of Participation
FGIC = Financial Guarantee Insurance Corporation
FSA = Financial Security Assurance Inc.
GDR = Global Depositary Receipt
MBIA = Municipal Bond Investors Assurance

ATLAS FUNDS

Notes to Statements of Investments in Securities and Net Assets	September 30, 2006 (unaudited)

1.  Investment Valuation/Other Investment Policies September 30, 2006

Atlas Funds, a Delaware business trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940 (“1940 Act”), as amended, offering seventeen portfolios. The Trust currently consists of the Atlas Dual Focus Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Independence Flagship Fund, the Atlas Star Spangled Fund, the Atlas S&P 500 Index Fund, the Atlas Strategic Growth Fund, the Atlas Value Fund, the Atlas American Enterprise Bond Fund, the Atlas California Municipal Bond Fund, the Atlas Independence Eagle Bond Fund, the Atlas Notional Municipal Bond Fund, the Atlas Strategic Income Fund, the Atlas U.S. Government and Mortgage Securities Fund, the Atlas California Municipal Money Fund, and the Atlas Money Market Fund (individually, a “Fund”, or collectively, the “Funds”). All Funds are diversified with the exception of the Atlas Independence Flagship Fund, the Atlas Independence Star Spangled Fund, the Atlas California Municipal Bond Fund, the Atlas Independence Eagle Bond Fund, and the Atlas California Municipal Money Fund which are non-diversified.

The Atlas S&P 500 Index Fund is a “feeder” fund in a “master-feeder” structure. As such, the Fund invests all of its assets in a separate mutual fund known as the “Master Portfolio”. The Master Portfolio, which has the same investment objective as the Atlas S&P 500 Index Fund, invests in the common stock of the individual securities that comprise the S&P 500 Index. The Fund’s investment value in the Master Portfolio, which reflects the Fund’s ownership in the net assets of the Master Portfolio, is 4.67% of the outstanding interests of the Master Portfolio. The Fund records daily its proportionate interest in the net investment income and realized and unrealized capital gains and losses of the Master Portfolio. The Master Portfolio Schedule of Investments is included elsewhere in this report and should be read in conjunction with the Statement of Investments in Securities and Net Assets of the Atlas S&P 500 Index Fund.

The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of their Statements of Investments in Securities and Net Assets. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

a.                                       Investment Valuation: Fixed-income securities are valued by pricing services approved by the Trustees. Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. For the securities for which market quotations are not readily available, approved pricing services provide values based on a computerized matrix system or appraisal, in each case based on the information concerning market transactions and quotations from recognized securities dealers. The methods used by the pricing services are reviewed by the Trust officers under the general supervision of the Trustees.

Short-term securities have a remaining maturity of 13 months or less. Securities of Money Fund portfolios, which consist of short-term securities, have a weighted average maturity of 90 days or less. All of the short-term securities are valued at amortized cost, which approximates market value. If a Money Fund portfolio had a remaining weighted average maturity of greater than 90 days, the portfolios would be stated at value based on recorded closing sales on a notional securities exchange or, in the absence of a recorded sale, at the closing bid price.

Equity securities listed or traded on an exchange are stated at the recorded closing sales price on the exchange, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ Automated Quotation System) is valued at the bid price from a pricing service or broker. Each security reported on the NASDAQ Automated Quotation System is valued at the NASDAQ official closing price on the valuation date.

Investment securities (including restricted securities) for which market quotations are not readily available are priced at their fair value by Atlas Advisers, Inc., the investment adviser (the “Adviser”) to the Funds.

5

Foreign securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined by the Adviser in good faith using consistently applied procedures under the supervision of the Board of Trustees.

Investments of Atlas Independence Flagship Fund, Atlas Independence Star Spangled Fund, and Atlas Eagle Bond Fund are valued at the net asset value of each underlying Atlas fund determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open.

b.                                      Security Transactions:  Security transactions are recorded on the date securities are purchased or sold (trade date).

c.                                       Security Credit Risk: The Atlas Strategic Income Fund may invest any amount of its assets in higher yielding, lower-rated debt securities, including defaulted securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal than lower yielding, investment grade fixed income securities. The Atlas Global Growth Fund and the Atlas Emerging Growth Fund may also invest in such lower-rated securities, but only to a much more limited extent. As of September 30, 2006, the Atlas Strategic Income Fund held securities in default with an aggregate market value of $435,829, representing 0.14% of the Fund’s net assets.

d.                                      Municipal Bonds or Notes with “Puts”: The Funds have purchased municipal bonds or notes with the right to resell the bonds or notes to the seller at an agreed upon price or yield on a specified date or within a specified period (which will be prior to the maturity date of the bonds or notes). Such a right to resell is commonly known as a “put”. In determining the weighted average maturity of the Money Funds’ portfolios, municipal bonds and notes with put options will be deemed to mature on the last day on which the put may be exercisable.

e.                                       Variable Rate Demand Notes: The Funds have invested in certain variable interest rate demand notes with maturities greater than 90 days but which are redeemable at specified intervals upon demand. For purposes of calculating the portfolio’s weighted average maturity, the notes are generally assumed to mature on the next interest reset date.

f.                                         To-Be-Announced Securities: The Funds may trade portfolio securities on a “to-be-announced” (TBA) basis. In a TBA transaction, the Fund has committed to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the pool number and face amount. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, which generally occurs 15 to 45 days subsequent to purchase. TBA’s are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities. Pursuant to regulation, a Fund will set aside sufficient investment securities as collateral to meet these commitments. TBA commitments as of September 30, 2006 amounted to $8,013,095, $9,675,060 and $91,289,840 for the Atlas American Enterprise Bond Fund, Atlas Strategic Income Fund and the Atlas U.S. Government and Mortgage Securities Fund, respectively.

g.                                      Options: Premiums received from written call or put options, including swaptions, are recorded as a liability. The amount of the liability is subsequently adjusted to reflect the current market value of the option written. If the option is not exercised, premiums received are realized as a gain at expiration date. If the position is closed prior to expiration, a gain or loss is realized based on premiums received less the cost of the closing transaction. When an option is exercised, premiums received are added to the proceeds from the sale of the underlying securities and a gain or loss is realized accordingly.

h.                                      Forward Contracts: The Stock Funds and Atlas Strategic Income Fund may enter into forward foreign currency exchange contracts (“forward contracts”) to hedge specific transactions or portfolio positions and to protect the value of the portfolio against future changes in currency exchange rates. A forward contract is an obligation to purchase or sell a specific currency at an agreed upon future date at a price set on the day of the contract.

6

The valuation of forward contracts is based on the daily prices of the forward currency contract rates in the foreign exchange markets as provided by pricing services. Gains or losses are realized upon the closing or settlement of the forward transaction.

Securities are held in segregated accounts to cover net exposure on outstanding forward contracts.

Credit and market risks are associated with forward contracts and represent the potential default of the counterparty to the contract as well as unanticipated movements in the value of a foreign currency relative to the U.S. dollar, respectively.

 i.                                       Repurchase Agreements: The Funds may invest in repurchase agreements secured by U.S. Government obligations or by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

j.                                          Structured Notes: The Atlas Strategic Income Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in “index-linked” notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, which increases the volatility of each note’s market value relative to the change in the underlying foreign currency exchange rate or underlying index. The Fund records a realized gain or loss when a structured note is sold or matures. As of September 30, 2006, the market value of these securities comprised 12.68% of the Fund’s net assets. The Fund also hedges a portion of the foreign currency exposure generated by these securities. (See Note 3).

k.                                       Securities Lending:  The Atlas Dual Focus Fund, the Atlas Emerging Growth Fund, the Atlas Global Growth Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Growth Fund and the Atlas Value Fund may lend their securities to approved borrowers to earn additional income. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As of September 30, 2006, the Atlas Dual Focus Fund, the Atlas Growth Opportunities Fund, the Atlas Strategic Growth Fund, the Atlas Global Growth Fund, the Atlas Emerging Growth Fund and the Atlas Value Fund had securities on loan with aggregate market values of $546,052, $6,027,603, $2,667,305, $6,179,102, $2,995,218, and $1,731,184, respectively. Although the risks associated with securities lending are mitigated by the collateral, a Fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return them.

2. Unrealized Appreciation/Depreciation - Tax Basis

As of September 30, 2006, each Fund had the following unrealized appreciation (depreciation) for federal income tax purposes (in 000’s):

	Dual	Emerging	Global	Growth
	Focus	Growth	Growth	Opportunities
	Fund	Fund	Fund	Fund
Unrealized appreciation	$1,941	$8,833	$99,103	$66,291
Unrealized depreciation	$(1,514)	$(762)	$(7,154)	$(8,800)
Net unrealized appreciation (depreciation)	$427	$8,071	$91,949	$57,491
Cost of securities for federal income tax purposes	$53,501	$79,614	$306,663	$343,550

7

		Independence
	Independence	Star	Strategic
	Flagship	Spangled	Growth
	Fund	Fund	Fund
Unrealized appreciation	$7,450	$108	$12,634
Unrealized depreciation	$(355)	$(63)	$(2,519)
Net unrealized appreciation (depreciation)	$7,095	$45	$10,115
Cost of securities for federal income tax purposes	$147,239	$7,092	$84,018

		American	California	Independence
	Value	Enterprise	Municipal	Eagle Bond
	Fund	Bond Fund	Bond Fund	Fund
Unrealized appreciation	$8,334	$498	$20,822	$139
Unrealized depreciation	$(1,850)	$(420)	$(191)	$(5)
Net unrealized appreciation (depreciation)	$6,484	$78	$20,631	$134
Cost of securities for federal income tax purposes	$114,090	$64,296	$466	$17,029

			U.S. Government
	National	Strategic	and	California
	Municipal	Income	Mortgage	Municipal
	Bond Fund	Fund	Securities Fund	Money Fund
Unrealized appreciation	$6,450	$8,304	$1,566	$—
Unrealized depreciation	$(32)	$(6,801)	$(2,772)	$—
Net unrealized appreciation (depreciation)	$6,418	$1,503	$(1,206)	$—
Cost of securities for federal income tax purposes	$144,609	$297,149	$297,968	$45,521

Money
Market
Fund
Unrealized appreciation	$—
Unrealized depreciation	$—
Net unrealized appreciation (depreciation)	$—
Cost of securities for federal income tax purposes	$157,831

3. Forward Contracts

As of September 30, 06, the Atlas Strategic Income Fund had open foreign currency contracts as follows:

8

	Settlement Date	Contract Amount (000’s)		Market Value as of 9/30/06	Unrealized Gain (Loss)
Contracts to Purchase:
Argentinian Peso	10/25/06	3,900	ARS	$1,252,963	$(4,371)
Australian Dollar	10/13/06-1/10/07	4,345	AUD	3,234,717	(42,602)
Brazilian Real	10/03/06-01/05/10	31,973	BRL	13,586,191	641,671
British Pound Sterling	10/02/06-1/10/07	4,680	GBP	8,765,660	(52,686)
Canadian Dollar	10/02/06-10/27/06	4,420	CAD	3,955,982	(15,521)
Chilean Peso	11/21/06-12/28/06	716,000	CLP	1,337,340	7,735
Euro Dollar	10/02/06-03/06/07	21,555	EUR	27,392,998	(196,293)
Hungarian Forint	10/03/06	458,000	HUF	2,130,629	(39,216)
Indian Rupee	10/11/06	58,000	INR	1,262,593	3,639
Japanese Yen	10/02/06-01/10/07	4,979,000	JPY	42,536,952	(992,473)
Malaysian Ringgit	11/16/06-11/17/06	2,720	MYR	739,085	31,957
Mexican Peso	10/24/06-11/29/06	44,240	MXN	4,014,652	(42,181)
New Zealand Dollar	03/05/07	3,395	NZD	2,196,116	(3,009)
Norwegian Krone	10/17/06-01/10/07	8,545	NOK	1,313,981	(29,611)
South Korea Won	10/10/06-11/02/06	1,668,000	KRW	1,763,523	19,995
Slovakia Koruna	10/03/06	31,000	SKK	1,051,760	(11,016)
South African Rand	10/05/06-11/27/06	20,010	ZAR	2,562,066	(238,276)
Swiss Franc	10/13/06-03/06/07	14,299	CHF	11,518,439	(0,360)
Thai Baht	10/17/06	41,000	THB	1,089,150	6,642
Turkish Lira	10/10/06-02/01/08	6,852	TRY	4,121,074	114,212
				$135,825,871	(1,105,678)
Contracts to Sell:
Australian Dollar	10/13/06-03/05/07	8,795	AUD	$6,542,052	110,917
Brazilian Real	10/03/06-10/31/06	5,580	BRL	2,559,257	(13,830)
British Pound Sterling	10/02/06-02/07/07	4,595	GBP	8,606,746	81,189
Canadian Dollar	10/02/06-02/20/07	6,935	CAD	6,213,720	(15,807)
Chinese Yuan	10/23/06	10,000	CNY	1,266,921	(3,896)
Czech Republic Koruna	10/23/06	28,000	CZK	1,256,435	(3,246)
Euro Dollar	10/02/06-02/07/07	19,330	EUR	24,556,066	191,343
Hungarian Forint	10/03/06	458,000	HUF	2,130,629	(116,982)
Icelandic Krona	10/23/06	39,430	ISK	559,874	(14,598)
Japanese Yen	10/02/06-03/05/07	3,754,000	JPY	32,024,026	456,655
Norwegian Krone	10/17/06	3,380	NOK	518,307	2,420
Slovakia Koruna	10/03/06	31,000	SKK	1,051,760	(36,964)
Swedish Krona	10/05/06-03/05/07	22,065	SEK	3,028,319	36,000
Swiss Franc	10/13/06-01/10/07	11,104	CHF	8,920,682	42,996
Turkish Lira	12/18/07-02/01/08	4,035	TRY	2,274,804	(132,825)
				$101,509,598	583,372
Net unrealized loss					$(522,306)

4. Futures Contracts

The Bond and Stock Funds may purchase and sell futures contracts for hedging their investments against changes in value, to manage cash flow, to enhance income, or as a temporary substitute for purchases or sales of actual securities. These Funds may also buy or write put or call options on these futures contracts.

The purpose of the acquisition or sale of a futures contract is to protect the involved Fund from adverse fluctuations in interest rates or in market or currency indices and the resulting negative valuation effect on the Fund investments without actually buying or selling securities.

9

Upon engaging in a futures contract, the Fund is required to deposit with the broker an amount of cash or securities equal to a certain percentage of the contract amount (initial margin). Subsequent payments (variation margins) to and from the Fund or the broker must be made daily as the price of the security or the currency rate underlying the futures contract fluctuates, making the long or short position in the futures contract more or less valuable. The Fund recognizes a realized gain or loss when the contract is closed or expires.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the accompanying Statements of Investments in Securities and Net Assets.

The risks associated with futures contracts and related options include the possibility of imperfect correlation between the price of the futures contract or option and the price of the securities or indices being hedged and the possible absence of a liquid secondary market for any particular instrument at any time.

As of September 30, 2006, the Atlas American Enterprise Bond Fund had open futures contracts as follows:

			Market
	Expiration	Number of	Value as of	Unrealized
	Date	Contracts	9/30/06	Gain (Loss)
Contracts to Purchase:
U.S. Long Bonds	12/06/06	49	$1,296,750	$99,072
U.S. Treasury Notes, 10 Yr.	12/06/06	12	5,507,906	9,885
			$6,804,656	108,957

Contracts to Sell:
U.S. Treasury Notes, 2 Yr.	12/06/06	11	$2,249,500	(5,328)
U.S. Treasury Notes, 5 Yr.	12/06/06	13	1,371,703	(5,513)
Euro-Bundesobligation, 10 Yr.	12/06/06	8	1,196,825	(7,969)
			$4,818,028	(18,810)
Net unrealized gain				$90,147

As of September 30, 2006, the Atlas Strategic Income Fund had open futures contracts as follows:

			Market
	Expiration	Number of	Value as of	Unrealized
	Date	Contracts	9/30/06	Gain (Loss)

Contracts to Purchase:
Japan Government Bonds, 10 Yr.	12/06/06	7	$7,992,208	$38,872
Euro-Schatz	12/06/06	36	4,743,168	2,614
Long Gilt	12/06/06	5	1,027,746	3,151
S&P MIB Index	12/06/06	1	243,716	3,238
Japan Government Mini Bonds, 10 Yr.	12/06/06	2	228,518	1,334
NASDAQ 100 Index	12/06/06	34	1,136,450	46,818
Euro-Bundesobligation	12/06/06	31	4,420,894	5,288
U.S.Treasury Notes, 2 Yr.	12/06/06	38	7,771,000	15,833
SPI 0 Index	12/06/06	6	579,836	8,872
IBEX 35 Index	12/06/06	2	328,063	18,697
U.S.Treasury Notes, 10 Yr.	12/06/06	7	756,438	4,266
U.S. Long Bonds	12/06/06	164	18,434,626	342,507
MSCI Taiwan Index	10/06/06	12	344,280	(4,320)
			$48,006,943	487,170

10

Contracts to Sell:
CAC 40 Index	10/06/06	9	$599,964	(14,372)
Canada Bonds, 10 Yr.	12/06/06	14	1,444,862	(20,563)
U.S. Treasury Notes, 5 Yr	12/06/06	44	4,642,688	(29,347)
Ftse 100 Index	12/06/06	11	1,23,073	(12,329)
Nikkei 225 Index	12/06/06	11	1,500,021	(7,346)
S&P 500 Emini	12/06/06	83	5,583,410	(137,173)
S&P TSE 60 Index	12/06/06	5	606,463	(11,103)
AUST Bonds, 10 Yr.	12/06/06	6	464,621	524
			$14,965,102	(231,709)
Net unrealized gain				$255,461

As of September 30, 2006, the Atlas U.S. Government and Mortgage Securities Fund had open futures contracts as follows:

			Market
	Expiration	Number of	Value as of	Unrealized
	Date	Contracts	9/30/06	Gain (Loss)
Contracts to Purchase:
U.S. Long Bonds
	12/06/06	47	$5,283,094	$69,393
Contracts to Sell:

U.S. Treasury Notes, 2 Yr.	12/06/06	358	$73,211,000	(146,189)
U.S. Treasury Notes, 5 Yr.	12/06/06	10	1,055,156	469
U.S. Treasury Notes, 10 Yr.	12/06/06	237	25,610,813	(184,300)
			$99,876,969	(330,020)
Net unrealized loss				$(260,627)

5. Options Transactions

The Bond and Stock Funds may purchase and sell covered exchange listed put and call options on securities, indices and currencies. These options may be on debt securities, financial indices and foreign currencies (Bond Funds) and on stocks, stock and financial indices, foreign government securities or foreign currencies (Stock Funds).

The Bond and Stock Funds may sell put and covered call options for additional premium income, buy put options in an effort to protect the value of a security in its portfolio against decline in value and buy call options in an effort to protect against a price increase of securities or currencies it intends to purchase. The Bond and Stock Funds may also make offsetting transactions to close open positions.

The Bond and Stock Funds may write a put option as an alternative to purchasing a security. A put option gives the holder the right to sell the underlying security to the Fund at any time during the option period at a predetermined exercise price. Writing a call option obligates the Fund to sell or deliver the option’s underlying security, in return for the strike price, upon exercise of the option.

The Bond Funds may write swaption contracts to manage exposure to fluctuations in interest rates and to enhance portfolio yield. Swaption contracts written by a fund represent an option that gives the purchaser the right, but not

11

the obligation, to enter into a previously agreed upon swap contract on a future date. If a written call swaption is exercised, the writer will enter a swap and is obligated to pay the fixed rate and receive a floating rate in exchange. If a written put swaption is exercised, the writer will enter a swap and is obligated to pay the floating rate and receive a fixed rate in exchange. Swaptions are valued daily based on quotations from brokers.

Premiums received are recorded as a liability that is marked to the market daily to reflect the current value of the options. A Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of the premium received or paid. If an option expires or is cancelled in a closing transaction, the Fund will realize a gain or loss depending on whether the cost of the closing transaction, if any, is lesser than or greater than the premium originally received.

Securities designated to cover outstanding call options are noted in the Statements of Investments in Securities and Net Assets where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a footnote to the Statements of Investments in Securities and Net Assets.

The risk in writing a call option is that the Fund foregoes the opportunity to realize profit if the value of the underlying security increases and the option is exercised. The risk in writing a put option is that the Fund is exposed to a potential loss if the value of the underlying security declines and the option is exercised. Owning an option exposes the Fund to the risk of paying a premium whether the option is exercised or not. Additional risk exists if an illiquid secondary market does not allow for entering into a closing transaction. Entering into a swaption contract involves, to varying degrees, the elements of credit, market and interest rate risk associated with both option contracts and swap contracts.

Written option and swaption transactions in the Atlas Strategic Income Fund for the three months ended September 30, 2006 were as follows:

	Call Options		Put Options
	Number of Options/ Swaptions	Amount of Premiums	Number of Options/ Swaptions	Amount of Premiums
Options outstanding at December 31, 05	3,350,000	$13,735	0	$0
Options written	5,474,705	1,095,987	0	0
Options closed or expired	(7,314,705)	(1,084,117)	0	0
Options exercised	0	0	0	0
Options outstanding at September 30, 06	1,510,000	$25,605	0	$0

6. Illiquid and Restricted Securities

The Funds may invest in securities that are illiquid or restricted. Restricted securities are not registered under the Securities Act of 1933, are often acquired in private placements that may have legal or contractual restrictions preventing their ready disposition, or may be repurchase agreements or time deposits maturing in more than seven days. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. No Fund will invest in illiquid or restricted assets if, immediately after such purchase, the value thereof would exceed 10% of its net assets. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. At September 30, 2006, the value of illiquid securities and the resulting percentage of net assets amounted to $204,750 or 0.34% in the Atlas American Enterprise Bond Fund and $24,547,475 or 7.69% in the Atlas Strategic Income Fund. Certain Funds own restricted securities that have been determined to be liquid. These securities are not included in the 10% limitation mentioned above and are identified in the Statements of Investments.

12

7. Swap Agreements

The Bond Funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. A fund may enter into interest rate, total return, forward spread lock and credit default swap agreements to manage its exposure to interest rates and credit risk. Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Total return swap agreements involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a fund will receive a payment from or make a payment to the counterparty. Forward spread lock swap agreements involve commitments to pay or receive a settlement amount calculated as the difference between the swap spread and fixed spread, multiplied by the notional amount times the duration of the swap rate. The swap spread is the difference between the benchmark swap rate (market rate) and the specific Treasury rate. In a credit default swap, one party makes a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically an emerging country, on its obligation. A fund may use credit default swaps to provide a measure of protection against defaults of sovereign issuers (i.e. to reduce risk where the fund owns or has exposure to the sovereign issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. Swaps are valued daily based upon quotations from brokers. The change in value, if any, is recorded as unrealized gain or loss in the accompanying financial statements. Payments received or made at the end of the measurement period are recorded as an increase or decrease to income. Entering into these agreements involves, to varying degrees, elements of credit, market, and documentation risk. Such risks involve the possibility that there will be no liquid market for an agreement, that the counterparty to an agreement may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreement, and that there may be an unfavorable change in interest rates.

As of September 30, 2006, the Atlas U.S. Government & Mortgage Securities Fund has the following open swap agreement:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Total Return Swaps
4,350,000 USD	12/1/06	Agreement with Deutsche Bank AG dated 5/25/06 to receive the notional amount multiplied by 0.416% and to pay the notional amount multiplied by the return on the Lehman Brothers Investment Grade CMBS Index.	$1,850

Net unrealized gain			$1,850

As of September 30, 2006, the Atlas American Enterprise Bond Fund had the following open swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)

Credit Default Swaps
75,000 USD	6/20/11	Agreement with Morgan Stanley dated 4/19/06 to pay 0.67% per year times the notional amount. The Fund receives payment of the notional amount upon default of Belo Corp., 8.00% due 6/20/11.	$250

150,000 USD	6/20/11	Agreement with Morgan Stanley dated 4/21/06 to pay 0.675% per year times the notional amount. The Fund receives payment of the notional amount upon default of Belo Corp., 8.00% due 6/20/11.	469

13

135,000 USD	6/20/11	Agreement with Morgan Stanley dated 4/26/06 to pay 0.65% per year times the notional amount. The Fund receives payment of the notional amount upon default Belo Corp., 8.00% due 6/20/11.	599

160,000 USD	6/20/07	Agreement with Morgan Stanley dated 5/18/06 to receive 3.15% per year times the notional amount. The Fund pays the notional amount upon a default of GMAC, 6.875% due 6/20/07.	2,386

115,000 USD	6/20/07	Agreement with Morgan Stanley dated 6/2/06 to receive 0.40% per year times the notional amount. The Fund pays the notional amount upon default of Hyundai Motor Co., 5.30% due 6/20/07.	86

80,000 USD	12/20/06	Agreement with Deutsche Bank AG dated 6/19/06 to receive 6.40% per year times the notional amount. The Fund pays the notional amount upon a default of General Motors Co., 7.125% due 12/20/06.	(243)

50,000 USD	12/20/06	Agreement with Deutsche Bank AG dated 6/21/06 to receive 6.40% per year times the notional amount. The Fund pays the notional amount upon default of General Motors Co., 7.125% due 12/20/06.	(189)

255,000 USD	6/20/13	Agreement with Morgan Stanley dated 6/23/06 to receive 0.61% per year times the notional amount. The Fund pays the notional amount upon default of JC Penney Co., 8.00% due 6/20/13.	(142)

85,000 USD	6/20/07	Agreement with Deutsche Bank AG dated 6/26/06 to receive 2.30% per year times the notional amount. The Fund pays the notional amount upon default of GMAC, 6.875% due 6/20/07.	(241)

80,000 USD	9/20/07	Agreement with Deutsche Bank AG dated 9/11/06 to receive 1.05% per year times the notional amount. The Fund pays the notional amount upon default of Allied Waste NA, 7.375% due 9/20/06.	68

260,000 USD	9/20/11	Agreement with Morgan Stanley dated 6/22/06 to pay 0.79% per year times the notional amount. The Fund receives payment of the notional amount upon default of Arrow Electronics, Inc., 6.875% due 9/20/11.	(2,571)

14

130,000 USD	9/20/11	Agreement with Goldman Sachs dated 6/29/06 to pay 0.77% per year times the notional amount. The Fund receives payment of the notional amount upon default of Arrow Electronics, Inc., 6.875% due 9/20/11.	(1,066)

85,000 USD	9/20/07	Agreement with Morgan Stanley dated 9/13/06 to receive 0.93% per year times the notional amount. The Fund pays the notional amount upon default of Bombardier, 1.00% due 9/20/07.	27

70,000 USD	9/20/07	Agreement with Deutsche Bank AG dated 9/14/06 to receive 0.90% per year times the notional amount. The Fund pays the notional amount upon default of Bombardier, 0.90% due 9/20/07.	(28)

80,000 USD	9/20/07	Agreement with Morgan Stanley dated 9/15/06 to receive 1.05% per year times the notional amount. The Fund pays the notional amount upon default of ArvinMeritor, Inc., 1.05% due 9/20/07.	(570)

305,000 USD	12/20/08	Agreement with Morgan Stanley dated 9/22/06 to receive 5.04% per year times the notional amount. The Fund pays the notional amount upon default of Ford Motor Co., 5.40% due 12/20/08.	(2,519)

305,000 USD	12/20/16	Agreement with Morgan Stanley dated 9/22/06 to receive 1.00% per year times the notional amount. The Fund pays the notional amount upon default of Ford Motor Co., 7.15% due 12/20/16.	5,112

1,600,000 USD	12/20/11	Agreement with Morgan Stanley dated 9/22/06 to receive 0.835% per year times the notional amount. The Fund pays the notional amount upon default of CDX-HVOL7, 0.835% due 12/20/11.	(6,843)

145,000 USD	12/20/08	Agreement with Morgan Stanley dated 9/25/06 to receive 5.30% per year times the notional amount. The Fund pays the notional amount upon default of Ford Motor Co., 5.30% due 12/20/08.	(957)

145,000 USD	12/20/16	Agreement with Morgan Stanley dated 9/25/06 to receive 7.05% per year times the notional amount. The Fund pays the notional amount upon default of Ford Motor Co., 7.05% due 12/20/16.	1,784
Net unrealized loss			$(4,588)

15

As of September 30, 2006, the Atlas Strategic Income Fund had the following open swap agreements:

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation (Depreciation)
Credit Default Swaps

620,000 USD	1/20/11	Agreement with Citigroup Global Markets dated 1/14/06 to pay 0.65% per year times the notional amount. The Fund receives payment of the notional amount upon default of United Mexican States, 7.50% due 4/08/33.	$(3,835)

620,000 USD	1/20/11	Agreement with Citigroup Global Markets dated 1/14/06 to receive 0.65% per year times the notional amount. The Fund pays the notional amount upon default of Russian Federation, 5.00% due 3/31/30.	(3,857)

645,000 USD	12/20/15	Agreement with Citigroup Global Markets dated 12/07/05 to pay 0.40% per year times the notional amount. The Fund receives payment of the notional amount upon a default of the Republic of Hungary, 4.50% due 1/29/14.	(6,504)

305,000 USD	4/20/07	Agreement with Deutsche Bank AG dated 5/26/04 to receive 6 month USD-LIBOR-BBA+3.75% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	310,617

305,000 USD	10/20/07	Agreement with Deutsche Bank AG dated 5/25/04 to receive 6 month USD-LIBOR-BBA+4.00% per year times the notional amount. The Fund pays the notional amount upon a default of OAO Gazprom, Term Loan due 4/16/09.	316,192

640,000 USD	3/20/11	Agreement with Deutsche Bank AG dated 3/15/06 to pay 1.88% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Ukraine, 7.65% due 6/11/13.	(371)

320,000 USD	10/09/13	Agreement with JP Morgan dated 10/09/03 to pay 2.40% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Russian Federation, 2.50% due 3/31/30.	(31,762)

300,000 USD	3/20/11	Agreement with Morgan Stanley dated 3/17/06 to pay 1.68% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Indonesia, 6.75% due 3/10/14.	(3,596)

16

1,150,000 USD	3/24/13	Agreement with Morgan Stanley dated 5/04/06 to receive 1.30% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Turkey, 6.25% due 3/11/11.	(38,612)

325,000 USD	9/20/11	Agreement with Morgan Stanley dated 6/29/06 to receive 2.30% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Indonesia, 6.75% due 3/10/14.	(11,006)

300,000 USD	6/20/11	Agreement with Morgan Stanley dated 3/22/06 to pay 1.67% per year times the notional amount. The Fund receives payment of the notional amount upon default of Republic of Indonesia, 6.75% due 3/10/14.	2,620

350,000 USD	8/20/15	Agreement with Morgan Stanley dated 7/29/05 to pay 3.70% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of Colombia, 10.375% due 1/28/33.	(36,185)

1,310,000 USD	9/20/15	Agreement with Deutsche Bank AG dated 11/30/05 to pay 3.69% per year times the notional amount. The Fund receives payment of the notional amount upon a default of Republic of the Philippines, 10.625% due 3/16/25.	(64,707)

66,000 USD	8/20/11	Agreement with JP Morgan dated 7/31/06 to receive the notional amount multiplied by 1.92% and to pay the notional amount upon a default of Republic of Ukraine, 2.44% due 8/20/11.	34

650,000 USD	11/20/15	Agreement with JP Morgan dated 8/16/06 to receive the notional amount multiplied by 3.48% and to pay the notional amount upon a default of Republic of Venezuela, 6.75% due 11/20/15.	(49,323)

385,000 USD	5/20/10	Agreement with JP Morgan dated 8/16/06 to receive the notional amount multiplied by 2.20% and to pay the notional amount upon a default of Republic of Venezuela, 6.75% due 05/20/10.	(13,826)

Interest Rate Swaps
460,000 PLN	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/24/05 to receive the notional amount multiplied by 5.52% and to pay the notional amount multiplied by the 6 month Floating Rate PLN-WIBOR.	(2,855)

736,000 PLN	3/24/10	Agreement with Citigroup Global Markets, Inc. dated 3/25/05 to receive the notional amount multiplied by 5.55% and to pay the notional amount multiplied by the 6 month Floating Rate PLN-WIBOR.	(4,462)

17

15,000,000 TWD	6/27/11	Agreement with Deutsche Bank AG dated 6/26/06 to receive the notional amount multiplied by 2.32% and to pay the notional amount multiplied by INR-MIBOR-OIS-COMPOUND.	(6,290)

6,612,000 MXN	5/13/15	Agreement with Deutsche Bank AG dated 5/13/05 to receive the notional amount multiplied by 5.46% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	80,729

3,573,240 MXN	6/23/15	Agreement with Deutsche Bank AG dated 6/23/05 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the 6 month Floating Rate LIBOR.	33,374

15,000,000 INR	6/27/11	Agreement with Deutsche Bank AG dated 6/26/06 to receive the notional amount multiplied by 7.18% and to pay the notional amount multiplied by INR-MIBOR-OIS-COMPOUND.	387

1,230,000 PLN	7/01/10	Agreement with First Boston dated 7/01/05 to receive the notional amount multiplied by 4.48% and to pay the notional amount multiplied by the 6 month WIBOR.	11,067

3,270,000 MXN	7/09/15	Agreement with First Boston dated 7/21/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the MXN-TIIE-FLT.	(356)

1,114,000 BRL	1/02/08	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 19.23% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	12,580

572,970 BRL	1/02/07	Agreement with Goldman Sachs dated 2/03/05 to receive the notional amount multiplied by 19.25% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	2,814

446,580 BRL	1/02/08	Agreement with Goldman Sachs dated 2/01/05 to receive the notional amount multiplied by 18.62% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	4,517

18

545,820 BRL	1/02/08	Agreement with Goldman Sachs dated 2/01/05 to receive the notional amount multiplied by 18.62% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	5,521

5,656,195 BRL	1/02/08	Agreement with Goldman Sachs dated 6/21/05 to receive the notional amount multiplied by 18.05% and to pay the notional amount multiplied by the BRL floating BRR-CDI-COMPOUNDED.	24,037

925,006 BRL	1/02/08	Agreement with Goldman Sachs dated 4/14/05 to receive the notional amount multiplied by 19.20% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	1,534

7,770,000 MXN	12/31/09	Agreement with Goldman Sachs dated 1/06/05 to receive the notional amount multiplied by 9.84% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(742)

3,120,000 MXN	1/30/15	Agreement with Goldman Sachs dated 2/11/05 to receive the notional amount multiplied by 10.22% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(145)

1,500,000 MXN	3/05/15	Agreement with Goldman Sachs dated 3/17/05 to receive the notional amount multiplied by 10.85% and to pay the notional amount multiplied by the Mexico 28 Day Interbank Rate (TIIE).	(17)

3,350,000 MXN	5/08/15	Agreement with Goldman Sachs dated 5/20/05 to receive the notional amount multiplied by the 28 day Floating MXN-TIIE-FX and to pay the notional amount multiplied by 10.70%.	(572)

2,825,000 MXN	5/29/15	Agreement with Goldman Sachs dated 6/10/05 to receive the notional amount multiplied by the MXN floating MXN-TIIE-FX and to pay the notional amount multiplied by 10.43%.	19

2,825,000 MXN	6/01/15	Agreement with Goldman Sachs dated 6/13/05 to receive the notional amount multiplied by 10.30% and to pay the notional amount multiplied by the 28 day floating MXN-TIIE-BANXICO.	(517)

19

2,840,000 MXN	6/04/15	Agreement with Goldman Sachs dated 6/16/05 to receive the notional amount multiplied by 10.29% and to pay the notional amount multiplied by the MXN floating MXN-TIIE-FX.	(452)

1,630,000 MXN	6/24/15	Agreement with Goldman Sachs dated 7/06/05 to receive the notional amount multiplied by 10.00% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(16)

1,400,000 MXN	2/05/16	Agreement with Goldman Sachs dated 2/17/06 to receive the notional amount multiplied by 8.70% and to pay the notional amount multiplied by the MXN-TIIE-BANXICO.	(126)

1,950,000 MXN	8/31/20	Agreement with Goldman Sachs dated 9/20/05 to receive the notional amount multiplied by 9.41% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	434

5,900,000 MXN	8/26/25	Agreement with Goldman Sachs dated 9/20/05 to receive the notional amount multiplied by 9.51% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	1,375

3,600,000 MXN	8/28/25	Agreement with Goldman Sachs dated 9/22/05 to receive the notional amount multiplied by 9.50% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	847

8,090,000 ZAR	6/23/08	Agreement with JP Morgan dated 6/21/06 to receive the notional amount multiplied by 8.29% and to pay the notional amount multiplied by the ZAR-JIBAR-SAFEX.	12,300

1,655,000 NZD	6/29/16	Agreement with Westpac dated 6/29/06 to receive the notional amount multiplied by 6.75% and to pay the notional amount multiplied by the rate on New Zealand 10 Year Treasury Bonds.	(7,968)

3,0,000 MXN	8/17/15	Agreement with JP Morgan dated 8/30/05 to receive the notional amount multiplied by 9.76% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	18,165

1,640,000 PLN	7/04/10	Agreement with Lehman Brothers dated 7/04/05 to receive the notional amount multiplied by 4.31% and to pay the notional amount multiplied by the 6 month WIBOR.	(4,127)

20

2,530,000 GBP	5/21/09	Agreement with Lehman Brothers dated 5/22/06 to receive the notional amount multiplied by 5.25% and to pay the notional amount multiplied by the GBP-LIBOR-BBA.	8,713

3,230,000 MXN	7/09/15	Agreement with Lehman Brothers dated 7/21/05 to receive the notional amount multiplied by 7.30% and to pay the notional amount multiplied by the MXN-TIIE-FLT.	(24,118)

1,225,000 BRL	1/02/07	Agreement with Morgan Stanley dated 7/07/05 to receive the notional amount multiplied by 18.21% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	23,106

597,007 BRL	1/02/08	Agreement with Morgan Stanley dated 2/24/05 to receive the notional amount multiplied by 18.10% and to pay the notional amount multiplied by the Brazil Interbank Deposit Rate.	15,733

1,650,000 BRL	1/02/12	Agreement with JP Morgan dated 9/19/06 to receive the notional amount multiplied by 13.91% and to pay the notional amount multiplied by the CDI.	41

11,935,000 SEK	6/19/12	Agreement with Merrill Lynch dated 9/20/06 to receive the notional amount multiplied by 4.03% and to pay the notional amount multiplied by the 6 month Floating Rate STIB3M.	(544)

830,000 BRL	1/02/12	Agreement with Goldman Sachs dated 9/20/06 to receive the notional amount multiplied by 14.00% and to pay the notional amount multiplied by CDI.	4

830,000 BRL	1/02/12	Agreement with Goldman Sachs dated 9/20/06 to receive the notional amount multiplied by 14.05% and to pay the notional amount multiplied by CDI (BRL-PTAX (BRL 09)).	4

3,590,000 BRL	1/04/10	Agreement with Goldman Sachs dated 8/02/06 to receive the notional amount multiplied by 14.89% and to pay the notional amount multiplied by CDI (BRL-PTAX (BRL 09)).	11,957

18,070,000 NOK	2/06/12	Agreement with UBS AG dated 2/06/06 to pay 3.32% per year times the notional amount and to receive the notional amount multiplied by the 6 month Floating Rate NOK-NIBOR-NIBR.	(725)

4,160,000 MXN	8/27/26	Agreement with Goldman Sachs dated 9/21/06 to receive the notional amount multiplied by 9.15% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(174)

21

2,100,000 MXN	7/17/26	Agreement with Goldman Sachs dated 8/11/06 to receive the notional amount multiplied by 9.29% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(657)

2,600,000 MXN	7/17/26	Agreement with Goldman Sachs dated 8/11/06 to receive the notional amount multiplied by 9.29% and to pay the notional amount multiplied by the 28 day MXN-TIIE-BANXICO.	(295)

73,000,000 HUF	7/03/11	Agreement with Deutsche Bank AG dated 7/03/06 to receive the notional amount multiplied by 8.44% and to pay the notional amount multiplied by 6 month Floating Rate HUF-BUBOR-REUTERS.	(859)

Total Return Swaps
540,000 USD	12/01/06	Agreement with Deutsche Bank AG dated 5/25/06 to receive the notional amount multiplied by 0.39% and to pay the notional amount multiplied by the monthly CMBS Index Spread.	(566)

3,464,870 MXN	1/14/15	Agreement with Goldman Sachs dated 1/14/05 to receive the notional amount multiplied by 5.10% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	301

3,487,500 MXN	1/20/15	Agreement with Goldman Sachs dated 1/20/05 to receive the notional amount multiplied by 5.08% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	866

610,000 USD	12/1/06	Agreement with Lehman Brothers dated 5/24/06 to receive the notional amount multiplied by 0.39% and to pay the notional amount multiplied by the monthly CMBS Index Spread.	251

491,640 BRL	10/18/06	Agreement with Goldman Sachs dated 8/15/06 to receive the notional amount multiplied by 5.10% and to pay the notional amount multiplied by the 6 month Floating Rate USD-LIBOR-BBA.	(2,938)

Net unrealized gain			$577,034

22

S&P 500 INDEX MASTER PORTFOLIO

Schedule of Investments

September 30, 2006 (Unaudited)

Security	Shares	Value

COMMON STOCKS-98.82%
ADVERTISING-0.17%
Interpublic Group of Companies Inc. (1) (2)	89,559	$886,634
Omnicom Group Inc.	35,139	3,289,010
		4,175,644

AEROSPACE & DEFENSE-2.10%
Boeing Co. (The)	162,566	12,818,329
General Dynamics Corp.	82,504	5,913,062
Goodrich Corp. (2)	25,248	1,023,049
L-3 Communications Holdings Inc.	25,136	1,968,903
Lockheed Martin Corp.	72,818	6,266,717
Northrop Grumman Corp.	70,460	4,796,212
Raytheon Co. (2)	91,773	4,406,022
Rockwell Collins Inc. (2)	35,239	1,932,507
United Technologies Corp.	206,846	13,103,694
		52,228,495

AGRICULTURE-1.89%
Altria Group Inc.	428,120	32,772,586
Archer-Daniels-Midland Co.	134,107	5,079,973
Monsanto Co. (2)	111,013	5,218,721
Reynolds American Inc. (2)	34,959	2,166,409
UST Inc. (2)	32,861	1,801,769
		47,039,458

AIRLINES-0.11%
Southwest Airlines Co.	160,672	2,676,796
		2,676,796

APPAREL-0.36%
Coach Inc. (1) (2)	74,833	2,574,255
Jones Apparel Group Inc.	22,731	737,394
Liz Claiborne Inc. (2)	21,110	834,056
Nike Inc. Class B (2)	39,177	3,432,689
VF Corp.	18,209	1,328,347
		8,906,741

AUTO MANUFACTURERS-0.41%
Ford Motor Co. (2)	384,165	3,107,895
General Motors Corp. (2)	115,681	3,847,550
Navistar International Corp. (1)	12,553	324,118
PACCAR Inc. (2)	50,992	2,907,564
		10,187,127

1

AUTO PARTS & EQUIPMENT-0.14%
Goodyear Tire & Rubber Co. (The) (1) (2)	36,965	$535,992
Johnson Controls Inc. (2)	39,899	2,862,354
		3,398,346

BANKS-6.85%
AmSouth Bancorp	70,046	2,034,136
Bank of America Corp.	925,557	49,582,089
Bank of New York Co. Inc. (The)	156,074	5,503,169
BB&T Corp. (2)	109,836	4,808,620
Comerica Inc.	33,101	1,884,109
Commerce Bancorp Inc. (2)	38,261	1,404,561
Compass Bancshares Inc.	26,443	1,506,722
Fifth Third Bancorp	114,102	4,345,004
First Horizon National Corp. (2)	25,250	959,752
Huntington Bancshares Inc. (2)	48,594	1,162,854
KeyCorp (2)	82,487	3,088,313
M&T Bank Corp. (2)	15,895	1,906,764
Marshall & Ilsley Corp. (2)	51,927	2,501,843
Mellon Financial Corp. (2)	84,151	3,290,304
National City Corp. (2)	123,707	4,527,676
North Fork Bancorp Inc.	96,034	2,750,414
Northern Trust Corp. (2)	38,332	2,239,739
PNC Financial Services Group	60,223	4,362,554
Regions Financial Corp. (2)	92,989	3,421,065
State Street Corp.	67,726	4,226,102
SunTrust Banks Inc. (2)	74,610	5,765,861
Synovus Financial Corp. (2)	66,294	1,947,055
U.S. Bancorp	363,451	12,073,842
Wachovia Corp.	333,458	18,606,956
Wells Fargo & Co.	688,614	24,914,055
Zions Bancorporation (2)	21,792	1,739,220
		170,552,779

BEVERAGES-2.14%
Anheuser-Busch Companies Inc.	157,213	7,469,190
Brown-Forman Corp. Class B	15,640	1,198,806
Coca-Cola Co. (The)	416,769	18,621,239
Coca-Cola Enterprises Inc.	56,383	1,174,458
Constellation Brands Inc. (1) (2)	43,199	1,243,267
Molson Coors Brewing Co. Class B (2)	9,342	643,664
Pepsi Bottling Group Inc.	27,765	985,657
PepsiCo Inc.	337,164	22,003,323
		53,339,604

BIOTECHNOLOGY-1.04%
Amgen Inc. (1)	239,390	17,123,567
Biogen Idec Inc. (1)	70,275	3,139,887
Genzyme Corp. (1) (2)	53,458	3,606,811
MedImmune Inc. (1)	48,979	1,430,677
Millipore Corp. (1)	10,926	669,764
		25,970,706

BUILDING MATERIALS-0.15%
American Standard Companies Inc. (2)	35,693	1,498,035
Masco Corp. (2)	81,098	2,223,707
		3,721,742

CHEMICALS-1.32%
Air Products & Chemicals Inc. (2)	45,066	2,991,030
Ashland Inc.	12,948	825,823
Dow Chemical Co. (The)	196,198	7,647,798

2

Du Pont (E.I.) de Nemours and Co. (2)	188,518	$8,076,111
Eastman Chemical Co.	16,647	899,271
Ecolab Inc.	36,546	1,564,900
Hercules Inc. (1)	23,272	366,999
International Flavors & Fragrances Inc.	16,021	633,470
PPG Industries Inc.	33,785	2,266,298
Praxair Inc.	65,930	3,900,419
Rohm & Haas Co.	29,366	1,390,480
Sherwin-Williams Co. (The) (2)	22,974	1,281,490
Sigma-Aldrich Corp. (2)	13,565	1,026,464
		32,870,553

COAL-0.05%
CONSOL Energy Inc.	37,790	1,199,077
		1,199,077

COMMERCIAL SERVICES-0.58%
Apollo Group Inc. Class A (1)	28,759	1,416,093
Block (H & R) Inc.	65,805	1,430,601
Convergys Corp. (1)	28,164	581,587
Donnelley (R.R.) & Sons Co. (2)	44,211	1,457,195
Equifax Inc.	25,908	951,083
McKesson Corp.	61,222	3,227,624
Monster Worldwide Inc. (1)	26,481	958,347
Moody’s Corp.	48,432	3,166,484
Robert Half International Inc.	35,286	1,198,665
		14,387,679

COMPUTERS-3.73%
Affiliated Computer Services Inc. Class A (1)	24,240	1,257,086
Apple Computer Inc. (1)	173,936	13,398,290
Computer Sciences Corp. (1)	35,126	1,725,389
Dell Inc. (1) (2)	464,568	10,610,733
Electronic Data Systems Corp. (2)	105,872	2,595,981
EMC Corp. (1)	470,082	5,631,582
Hewlett-Packard Co.	560,133	20,551,280
International Business Machines Corp.	311,224	25,501,695
Lexmark International Inc. (1) (2)	20,517	1,183,010
NCR Corp. (1) (2)	36,863	1,455,351
Network Appliance Inc. (1) (2)	76,172	2,819,126
SanDisk Corp. (1)	40,082	2,145,990
Sun Microsystems Inc. (1) (2)	717,738	3,567,158
Unisys Corp. (1)	71,074	402,279
		92,844,950

COSMETICS & PERSONAL CARE-2.07%
Alberto-Culver Co.	15,689	793,707
Avon Products Inc. (2)	91,565	2,807,383
Colgate-Palmolive Co.	105,616	6,558,754
Estee Lauder Companies Inc. (The) Class A (2)	26,413	1,065,236
Procter & Gamble Co.	649,317	40,244,668
		51,469,748

DISTRIBUTION & WHOLESALE-0.10%
Genuine Parts Co. (2)	35,043	1,511,405
Grainger (W.W.) Inc. (2)	15,403	1,032,309
		2,543,714

DIVERSIFIED FINANCIAL SERVICES-8.53%
American Express Co.	248,448	13,932,964
Ameriprise Financial Inc.	49,858	2,338,340
Bear Stearns Companies Inc. (The)	24,622	3,449,542

3

Capital One Financial Corp.	62,609	$4,924,824
Chicago Mercantile Exchange Holdings Inc. (2)	7,276	3,479,747
CIT Group Inc.	40,671	1,977,831
Citigroup Inc.	1,011,053	50,219,002
Countrywide Financial Corp.	125,171	4,385,992
E*TRADE Financial Corp. (1)	87,702	2,097,832
Federal Home Loan Mortgage Corp.	141,317	9,373,557
Federal National Mortgage Association	197,946	11,067,161
Federated Investors Inc. Class B	18,352	620,481
Franklin Resources Inc.	34,096	3,605,652
Goldman Sachs Group Inc. (The)	88,286	14,935,343
Janus Capital Group Inc. (2)	42,287	833,900
JP Morgan Chase & Co.	709,921	33,337,890
Legg Mason Inc.	26,825	2,705,569
Lehman Brothers Holdings Inc.	109,867	8,114,777
Merrill Lynch & Co. Inc.	181,291	14,180,582
Morgan Stanley	219,223	15,983,549
Rowe (T.) Price Group Inc.	53,523	2,561,076
Schwab (Charles) Corp. (The)	211,505	3,785,939
SLM Corp. (2)	83,862	4,359,147
		212,270,697

ELECTRIC-3.13%
AES Corp. (The) (1) (2)	134,704	2,746,615
Allegheny Energy Inc. (1) (2)	33,567	1,348,386
Ameren Corp.	42,105	2,222,723
American Electric Power Co. Inc.	80,448	2,925,894
CenterPoint Energy Inc.	63,430	908,318
CMS Energy Corp. (1) (2)	46,135	666,189
Consolidated Edison Inc.	50,412	2,329,034
Constellation Energy Group Inc.	36,691	2,172,107
Dominion Resources Inc. (2)	72,164	5,519,824
DTE Energy Co. (2)	36,280	1,505,983
Duke Energy Corp.	256,257	7,738,961
Dynegy Inc. Class A (1)	76,604	424,386
Edison International	66,516	2,769,726
Entergy Corp.	42,615	3,333,771
Exelon Corp. (2)	136,919	8,289,076
FirstEnergy Corp.	67,460	3,768,316
FPL Group Inc. (2)	82,714	3,722,130
PG&E Corp. (2)	71,082	2,960,565
Pinnacle West Capital Corp. (2)	20,170	908,658
PPL Corp.	78,261	2,574,787
Progress Energy Inc. (2)	51,820	2,351,592
Public Service Enterprise Group Inc.	51,485	3,150,367
Southern Co. (The) (2)	151,811	5,231,407
TECO Energy Inc. (2)	42,104	658,928
TXU Corp.	94,359	5,899,325
Xcel Energy Inc. (2)	83,603	1,726,402
		77,853,470

ELECTRICAL COMPONENTS & EQUIPMENT-0.36%
American Power Conversion Corp. (2)	34,557	758,872
Emerson Electric Co.	83,380	6,992,247
Molex Inc. (2)	28,693	1,118,166
		8,869,285

ELECTRONICS-0.48%
Agilent Technologies Inc. (1) (2)	83,589	2,732,524
Applera Corp. - Applied Biosystems Group	37,283	1,234,440
Fisher Scientific International Inc. (1) (2)	25,527	1,997,232
Jabil Circuit Inc. (2)	37,751	1,078,546

4

PerkinElmer Inc.	26,161	$495,228
Sanmina-SCI Corp. (1)	109,718	410,345
Solectron Corp. (1)	190,093	619,703
Symbol Technologies Inc.	52,579	781,324
Tektronix Inc.	17,304	500,605
Thermo Electron Corp. (1) (2)	32,239	1,267,960
Waters Corp. (1) (2)	20,961	949,114
		12,067,021

ENGINEERING & CONSTRUCTION-0.06%
Fluor Corp.	18,033	1,386,557
		1,386,557

ENTERTAINMENT-0.12%
International Game Technology Inc. (2)	69,402	2,880,183
		2,880,183

ENVIRONMENTAL CONTROL-0.18%
Allied Waste Industries Inc. (1) (2)	50,238	566,182
Waste Management Inc.	110,544	4,054,754
		4,620,936

FOOD-1.47%
Campbell Soup Co.	47,434	1,731,341
ConAgra Foods Inc.	104,485	2,557,793
Dean Foods Co. (1)	27,307	1,147,440
General Mills Inc.	72,158	4,084,143
Heinz (H.J.) Co. (2)	67,799	2,842,812
Hershey Co. (The) (2)	35,924	1,920,138
Kellogg Co. (2)	51,044	2,527,699
Kroger Co.	147,774	3,419,490
McCormick & Co. Inc. NVS	26,750	1,015,965
Safeway Inc. (2)	90,936	2,759,908
Sara Lee Corp.	154,991	2,490,705
SUPERVALU Inc.	43,419	1,287,373
Sysco Corp. (2)	126,503	4,231,525
Tyson Foods Inc. Class A (2)	51,221	813,389
Whole Foods Market Inc. (2)	28,827	1,713,189
Wrigley (William Jr.) Co. (2)	44,846	2,065,607
		36,608,517

FOREST PRODUCTS & PAPER-0.39%
International Paper Co.	92,981	3,219,932
Louisiana-Pacific Corp.	21,879	410,669
MeadWestvaco Corp. (2)	36,811	975,860
Plum Creek Timber Co. Inc.	36,662	1,247,974
Temple-Inland Inc.	22,251	892,265
Weyerhaeuser Co. (2)	50,366	3,099,020
		9,845,720

GAS-0.24%
KeySpan Corp.	35,501	1,460,511
Nicor Inc. (2)	9,189	392,922
NiSource Inc. (2)	56,244	1,222,745
Peoples Energy Corp. (2)	7,893	320,850
Sempra Energy	53,235	2,675,059
		6,072,087

HAND & MACHINE TOOLS-0.10%
Black & Decker Corp. (2)	15,149	1,202,073
Snap-On Inc. (2)	12,087	538,476
Stanley Works (The) (2)	16,483	821,678
		2,562,227

5

HEALTH CARE - PRODUCTS-3.07%
Bard (C.R.) Inc. (2)	21,011	$1,575,825
Bausch & Lomb Inc.	10,814	542,106
Baxter International Inc.	133,424	6,065,455
Becton, Dickinson & Co.	50,046	3,536,751
Biomet Inc.	50,452	1,624,050
Boston Scientific Corp. (1)	240,923	3,563,251
Johnson & Johnson	598,178	38,845,679
Medtronic Inc. (2)	235,052	10,915,815
Patterson Companies Inc. (1) (2)	28,357	953,079
St. Jude Medical Inc. (1)	71,847	2,535,481
Stryker Corp. (2)	60,702	3,010,212
Zimmer Holdings Inc. (1) (2)	49,632	3,350,160
		76,517,864

HEALTH CARE - SERVICES-1.70%
Aetna Inc.	112,017	4,430,272
Coventry Health Care Inc. (1)	32,504	1,674,606
HCA Inc.	86,701	4,325,513
Health Management Associates Inc. Class A	48,813	1,020,192
Humana Inc. (1)	33,920	2,241,773
Laboratory Corp. of America Holdings (1)	25,652	1,682,002
Manor Care Inc. (2)	15,210	795,179
Quest Diagnostics Inc.	33,065	2,022,255
Tenet Healthcare Corp. (1) (2)	95,556	777,826
UnitedHealth Group Inc.	275,472	13,553,222
WellPoint Inc. (1)	126,755	9,766,473
		42,289,313

HOME BUILDERS-0.24%
Centex Corp. (2)	24,247	1,275,877
Horton (D.R.) Inc.	55,763	1,335,524
KB Home (2)	15,940	698,172
Lennar Corp. Class A	28,314	1,281,208
Pulte Homes Inc. (2)	43,301	1,379,570
		5,970,351

HOME FURNISHINGS-0.10%
Harman International Industries Inc. (2)	13,334	1,112,589
Whirlpool Corp.	15,897	1,337,097
		2,449,686

HOUSEHOLD PRODUCTS & WARES-0.46%
Avery Dennison Corp. (2)	19,313	1,162,063
Clorox Co. (The)	30,725	1,935,675
Fortune Brands Inc. (2)	30,754	2,309,933
Kimberly-Clark Corp.	93,710	6,124,886
		11,532,557

HOUSEWARES-0.06%
Newell Rubbermaid Inc.	56,261	1,593,312
		1,593,312

INSURANCE-4.92%
ACE Ltd.	66,509	3,640,038
AFLAC Inc. (2)	101,502	4,644,732
Allstate Corp. (The)	128,742	8,075,986
Ambac Financial Group Inc.	21,640	1,790,710
American International Group Inc.	531,457	35,214,341
Aon Corp. (2)	64,323	2,178,620

6

Chubb Corp.	84,020	$4,365,679
CIGNA Corp.	22,682	2,638,370
Cincinnati Financial Corp. (2)	35,658	1,713,724
Genworth Financial Inc. Class A	93,061	3,258,066
Hartford Financial Services Group Inc. (The)	62,225	5,398,019
Lincoln National Corp.	58,726	3,645,710
Loews Corp.	93,488	3,543,195
Marsh & McLennan Companies Inc. (2)	112,542	3,168,057
MBIA Inc. (2)	27,460	1,687,142
MetLife Inc.	155,305	8,802,687
MGIC Investment Corp. (2)	17,280	1,036,282
Principal Financial Group Inc. (2)	54,958	2,983,120
Progressive Corp. (The) (2)	157,940	3,875,848
Prudential Financial Inc.	99,189	7,563,161
SAFECO Corp. (2)	23,803	1,402,711
St. Paul Travelers Companies Inc.	141,306	6,625,838
Torchmark Corp.	20,140	1,271,035
UnumProvident Corp. (2)	69,442	1,346,480
XL Capital Ltd. Class A (2)	36,807	2,528,641
		122,398,192

INTERNET-1.53%
Amazon.com Inc. (1) (2)	64,167	2,061,044
eBay Inc. (1) (2)	240,260	6,813,774
Google Inc. Class A (1)	43,571	17,511,185
Symantec Corp. (1)	202,312	4,305,199
VeriSign Inc. (1)	49,609	1,002,102
Yahoo! Inc. (1)	254,225	6,426,808
		38,120,112

IRON & STEEL-0.23%
Allegheny Technologies Inc. (2)	20,622	1,282,482
Nucor Corp.	63,061	3,120,889
United States Steel Corp. (2)	25,177	1,452,209
		5,855,580

LEISURE TIME-0.36%
Brunswick Corp.	18,874	588,680
Carnival Corp. (2)	91,010	4,280,200
Harley-Davidson Inc. (2)	53,609	3,363,965
Sabre Holdings Corp.	27,509	643,436
		8,876,281

LODGING-0.45%
Harrah’s Entertainment Inc.	38,141	2,533,707
Hilton Hotels Corp. (2)	78,593	2,188,815
Marriott International Inc. Class A (2)	70,250	2,714,460
Starwood Hotels & Resorts Worldwide Inc.	44,408	2,539,694
Wyndham Worldwide Corp. (1)	41,297	1,155,077
		11,131,753

MACHINERY-0.65%
Caterpillar Inc. (2)	134,108	8,824,306
Cummins Inc.	10,848	1,293,407
Deere & Co. (2)	47,286	3,967,768
Rockwell Automation Inc.	35,987	2,090,845
		16,176,326

MANUFACTURING-5.18%
Cooper Industries Ltd. (2)	18,725	1,595,744
Danaher Corp. (2)	48,338	3,319,370
Dover Corp.	41,575	1,972,318

7

Eastman Kodak Co. (2)	58,398	$1,308,115
Eaton Corp.	30,599	2,106,741
General Electric Co.	2,111,154	74,523,736
Honeywell International Inc.	167,485	6,850,137
Illinois Tool Works Inc.	85,949	3,859,110
Ingersoll-Rand Co. Class A	65,808	2,499,388
ITT Industries Inc.	37,775	1,936,724
Leggett & Platt Inc. (2)	37,442	937,173
Pall Corp.	25,319	780,078
Parker Hannifin Corp.	24,577	1,910,370
Textron Inc. (2)	25,612	2,241,050
3M Co.	154,044	11,463,954
Tyco International Ltd.	412,028	11,532,664
		128,836,672

MEDIA-3.16%
CBS Corp. Class B	159,657	4,497,538
Clear Channel Communications Inc.	101,509	2,928,535
Comcast Corp. Class A (1)	427,992	15,771,505
Dow Jones & Co. Inc. (2)	13,038	437,295
Gannett Co. Inc.	48,347	2,747,560
McGraw-Hill Companies Inc. (The)	71,972	4,176,535
Meredith Corp. (2)	7,972	393,259
New York Times Co. Class A (2)	29,460	676,991
News Corp. Class A	477,879	9,390,322
Scripps (E.W.) Co. Class A	16,933	811,599
Time Warner Inc. (2)	831,723	15,162,310
Tribune Co. (2)	39,001	1,276,113
Univision Communications Inc. Class A (1) (2)	51,618	1,772,562
Viacom Inc. Class B (1)	145,098	5,394,744
Walt Disney Co. (The) (2)	427,452	13,212,541
		78,649,409

MINING-0.65%
Alcoa Inc.	177,296	4,971,380
Freeport-McMoRan Copper & Gold Inc.	40,017	2,131,305
Newmont Mining Corp.	91,969	3,931,675
Phelps Dodge Corp.	41,720	3,533,684
Vulcan Materials Co. (2)	19,396	1,517,737
		16,085,781

OFFICE & BUSINESS EQUIPMENT-0.20%
Pitney Bowes Inc. (2)	45,184	2,004,814
Xerox Corp. (1) (2)	200,075	3,113,167
		5,117,981

OIL & GAS-7.58%
Anadarko Petroleum Corp.	93,972	4,118,793
Apache Corp. (2)	67,337	4,255,698
Chesapeake Energy Corp. (2)	77,396	2,242,936
Chevron Corp.	449,499	29,154,505
ConocoPhillips	336,986	20,060,777
Devon Energy Corp.	90,203	5,696,319
EOG Resources Inc. (2)	49,621	3,227,846
Exxon Mobil Corp.	1,215,759	81,577,429
Hess Corp.	49,133	2,035,089
Marathon Oil Corp.	73,251	5,633,002
Murphy Oil Corp. (2)	38,442	1,827,917
Nabors Industries Ltd. (1)	64,222	1,910,604
Noble Corp.	28,055	1,800,570
Occidental Petroleum Corp.	176,194	8,476,693
Rowan Companies Inc. (2)	22,973	726,636

8

Sunoco Inc. (2)	26,676	$1,658,980
Transocean Inc. (1)	64,438	4,718,795
Valero Energy Corp.	125,340	6,451,250
XTO Energy Inc. (2)	74,803	3,151,450
		188,725,289

OIL & GAS SERVICES-1.37%
Baker Hughes Inc. (2)	67,278	4,588,360
BJ Services Co. (2)	61,192	1,843,715
Halliburton Co.	210,887	5,999,735
National Oilwell Varco Inc. (1) (2)	35,873	2,100,364
Schlumberger Ltd.	242,145	15,020,254
Smith International Inc.	40,966	1,589,481
Weatherford International Ltd. (1) (2)	70,770	2,952,524
		34,094,433

PACKAGING & CONTAINERS-0.13%
Ball Corp.	21,110	853,899
Bemis Co. Inc.	21,525	707,311
Pactiv Corp. (1)	27,869	792,037
Sealed Air Corp.	16,447	890,112
		3,243,359

PHARMACEUTICALS-6.19%
Abbott Laboratories	312,448	15,172,475
Allergan Inc. (2)	30,843	3,473,230
AmerisourceBergen Corp.	40,757	1,842,216
Barr Pharmaceuticals Inc. (1)	21,563	1,119,982
Bristol-Myers Squibb Co.	402,178	10,022,276
Cardinal Health Inc.	82,935	5,452,147
Caremark Rx Inc.	87,311	4,947,914
Express Scripts Inc. (1)	28,103	2,121,495
Forest Laboratories Inc. (1)	64,982	3,288,739
Gilead Sciences Inc. (1)	93,431	6,418,710
Hospira Inc. (1)	32,048	1,226,477
King Pharmaceuticals Inc. (1)	49,298	839,545
Lilly (Eli) & Co. (2)	201,124	11,464,068
Medco Health Solutions Inc. (1)	60,117	3,613,633
Merck & Co. Inc.	445,032	18,646,841
Mylan Laboratories Inc. (2)	42,728	860,115
Pfizer Inc.	1,491,128	42,288,390
Schering-Plough Corp.	302,953	6,692,232
Watson Pharmaceuticals Inc. (1)	21,092	551,978
Wyeth	275,198	13,991,066
		154,033,529

PIPELINES-0.29%
El Paso Corp. (2)	142,355	1,941,722
Kinder Morgan Inc.	21,842	2,290,134
Williams Companies Inc. (2)	121,861	2,908,822
		7,140,678

REAL ESTATE-0.05%
Realogy Corp. (1)	51,622	1,170,787
		1,170,787

REAL ESTATE INVESTMENT TRUSTS-1.02%
Apartment Investment & Management Co. Class A	20,092	1,093,206
Archstone-Smith Trust (2)	43,666	2,377,177
Boston Properties Inc. (2)	23,327	2,410,612
Equity Office Properties Trust (2)	71,612	2,847,293
Equity Residential	59,510	3,010,016

9

Kimco Realty Corp. (2)	44,576	$1,910,973
ProLogis (2)	50,128	2,860,304
Public Storage Inc.	24,695	2,123,523
Simon Property Group Inc.	45,235	4,099,196
Vornado Realty Trust (2)	24,922	2,716,498
		25,448,798

RETAIL-5.70%
AutoNation Inc. (1)	30,834	644,431
AutoZone Inc. (1)	10,672	1,102,418
Bed Bath & Beyond Inc. (1)	57,449	2,197,999
Best Buy Co. Inc. (2)	83,153	4,453,675
Big Lots Inc. (1) (2)	22,285	441,466
Circuit City Stores Inc. (2)	27,321	686,030
Costco Wholesale Corp.	95,710	4,754,873
CVS Corp.	167,996	5,396,032
Darden Restaurants Inc.	29,919	1,270,660
Dillard’s Inc. Class A (2)	12,577	411,645
Dollar General Corp. (2)	64,268	875,973
Family Dollar Stores Inc. (2)	31,025	907,171
Federated Department Stores Inc. (2)	111,022	4,797,261
Gap Inc. (The) (2)	110,153	2,087,399
Home Depot Inc.	422,112	15,310,002
Kohl’s Corp. (1)	66,960	4,347,043
Limited Brands Inc. (2)	69,478	1,840,472
Lowe’s Companies Inc.	312,479	8,768,161
McDonald’s Corp.	250,797	9,811,179
Nordstrom Inc. (2)	46,450	1,964,835
Office Depot Inc. (1)	57,942	2,300,297
OfficeMax Inc.	14,754	601,078
Penney (J.C.) Co. Inc.	45,857	3,136,160
RadioShack Corp.	28,224	544,723
Sears Holdings Corp. (1)	17,014	2,689,743
Staples Inc. (2)	148,587	3,615,122
Starbucks Corp. (1) (2)	154,630	5,265,152
Target Corp. (2)	175,612	9,702,563
Tiffany & Co. (2)	28,265	938,398
TJX Companies Inc. (2)	91,939	2,577,050
Walgreen Co.	206,148	9,150,910
Wal-Mart Stores Inc.	503,027	24,809,292
Wendy’s International Inc.	23,909	1,601,903
Yum! Brands Inc. (2)	55,372	2,882,113
		141,883,229

SAVINGS & LOANS-0.58%
Golden West Financial Corp.	54,946	4,244,579
Sovereign Bancorp Inc. (2)	72,017	1,549,086
Washington Mutual Inc.	197,045	8,565,546
		14,359,211

SEMICONDUCTORS-2.72%
Advanced Micro Devices Inc. (1) (2)	98,955	2,459,032
Altera Corp. (1)	73,171	1,344,883
Analog Devices Inc. (2)	72,174	2,121,194
Applied Materials Inc.	284,061	5,036,402
Broadcom Corp. Class A (1)	95,911	2,909,940
Freescale Semiconductor Inc. Class B (1)	82,972	3,153,766
Intel Corp.	1,179,586	24,264,084
KLA-Tencor Corp.	40,650	1,807,706
Linear Technology Corp. (2)	61,619	1,917,583
LSI Logic Corp. (1)	82,159	675,347
Maxim Integrated Products Inc.	65,888	1,849,476

10

Micron Technology Inc. (1) (2)	149,287	$2,597,594
National Semiconductor Corp.	60,894	1,432,836
Novellus Systems Inc. (1)	25,570	707,266
NVIDIA Corp. (1)	72,197	2,136,309
PMC-Sierra Inc. (1) (2)	42,806	254,268
QLogic Corp. (1)	32,608	616,291
Teradyne Inc. (1)	39,434	518,951
Texas Instruments Inc.	313,429	10,421,514
Xilinx Inc. (2)	69,498	1,525,481
		67,749,923

SOFTWARE-3.93%
Adobe Systems Inc. (1) (2)	118,455	4,436,140
Autodesk Inc. (1)	47,273	1,644,155
Automatic Data Processing Inc.	113,624	5,378,960
BMC Software Inc. (1) (2)	41,933	1,141,416
CA Inc.	83,999	1,989,936
Citrix Systems Inc. (1)	37,934	1,373,590
Compuware Corp. (1)	77,757	605,727
Electronic Arts Inc. (1) (2)	62,721	3,492,305
First Data Corp.	156,488	6,572,496
Fiserv Inc. (1)	35,640	1,678,288
IMS Health Inc.	41,408	1,103,109
Intuit Inc. (1)	69,782	2,239,304
Microsoft Corp.	1,766,334	48,273,908
Novell Inc. (1) (2)	70,054	428,730
Oracle Corp. (1)	824,884	14,633,442
Parametric Technology Corp. (1)	22,648	395,434
Paychex Inc.	69,115	2,546,888
		97,933,828

TELECOMMUNICATIONS-6.27%
ADC Telecommunications Inc. (1)	24,377	365,655
Alltel Corp.	79,384	4,405,812
AT&T Inc.	794,331	25,863,417
Avaya Inc. (1) (2)	93,443	1,068,988
BellSouth Corp.	371,343	15,874,913
CenturyTel Inc.	23,572	935,101
Ciena Corp. (1)	16,968	462,378
Cisco Systems Inc. (1)	1,248,423	28,713,729
Citizens Communications Co. (2)	65,642	921,614
Comverse Technology Inc. (1)	41,291	885,279
Corning Inc. (1)	318,995	7,786,668
Embarq Corp.	30,558	1,478,090
JDS Uniphase Corp. (1) (2)	346,006	757,753
Juniper Networks Inc. (1) (2)	115,722	1,999,676
Lucent Technologies Inc. (1)	916,771	2,145,244
Motorola Inc.	501,055	12,526,375
QUALCOMM Inc.	337,826	12,279,975
Qwest Communications International Inc. (1) (2)	327,333	2,854,344
Sprint Nextel Corp.	610,959	10,477,947
Tellabs Inc. (1) (2)	92,528	1,014,107
Verizon Communications Inc.	592,805	22,010,850
Windstream Corp.	97,344	1,283,967
		156,111,882

TEXTILES-0.05%
Cintas Corp. (2)	28,211	1,151,855
		1,151,855

TOYS, GAMES & HOBBIES-0.09%
Hasbro Inc.	33,473	761,511
Mattel Inc.	77,325	1,523,303
		2,284,814

11

TRANSPORTATION-1.62%
Burlington Northern Santa Fe Corp.	74,028	$5,436,616
CSX Corp.	90,716	2,978,206
FedEx Corp.	62,666	6,810,541
Norfolk Southern Corp.	84,637	3,728,260
Ryder System Inc.	12,517	646,879
Union Pacific Corp.	55,088	4,847,744
United Parcel Service Inc. Class B	221,076	15,904,207
		40,352,453

TOTAL COMMON STOCKS (Cost: $2,207,410,662)		2,459,835,097

Security	Shares or Principal	Value

SHORT-TERM INVESTMENTS-13.33%
CERTIFICATES OF DEPOSIT (3)-0.52%
Credit Suisse First Boston NY
5.28% - 5.43%, 04/23/07 - 08/21/07	$1,817,834	$1,817,834
Societe Generale
5.33%, 12/08/06	2,596,906	2,596,906
Washington Mutual Bank
5.36%, 11/13/06	6,492,265	6,492,265
Wells Fargo Bank N.A.
4.78%, 12/05/06	2,077,525	2,077,525
		12,984,530

COMMERCIAL PAPER (3) - 1.65%
Amstel Funding Corp.
5.20% - 5.27%, 11/21/06 - 02/13/07 (4)	1,406,952	1,391,868
ASAP Funding Ltd.
5.29%, 11/02/06 (4)	649,227	646,269
Atlantis One Funding
5.30%, 11/14/06(4)	3,563,163	3,540,606
Beta Finance Inc.
5.27%, 01/25/07 (4)	519,381	510,646
Bryant Park Funding LLC
5.28%, 12/14/06 (4)	819,843	811,065
Cancara Asset Securitisation Ltd.
5.30%, 11/14/06 (4)	1,316,424	1,308,090
CC USA Inc.
5.03%, 10/24/06 (4)	519,381	517,785
Charta LLC
5.27% - 5.30%, 11/06/06 - 12/14/06 (4)	2,986,442	2,968,902
Concord Minutemen Capital Co. LLC
5.27% - 5.29%, 11/16/06 - 01/11/07 (4)	1,558,144	1,545,718
Curzon Funding LLC
5.29%, 11/17/06 (4)	2,596,906	2,579,353
Edison Asset Securitization LLC
5.22%, 12/11/06 (4)	1,915,790	1,896,344
Falcon Asset Securitization Corp.
5.30%, 11/06/06 (4)	2,596,906	2,583,525
Five Finance Inc.
5.19%, 12/01/06 (4)	1,168,608	1,158,499
Galleon Capital Corp.
5.27%, 12/18/06 (4)	363,099	359,007
General Electric Capital Services Inc.
5.22%, 12/11/06	259,691	257,055

12

Giro Funding US Corp.
5.34%, 10/10/06 (4)	$1,298,453	$1,296,914
Grampian Funding LLC
5.03% - 5.30%, 10/17/06 - 11/16/06 (4)	1,246,515	1,241,749
HBOS Treasury Services PLC
5.27%, 12/15/06	519,381	513,760
KKR Pacific Funding Trust
5.30%, 10/16/06 - 10/24/06 (4)	5,193,812	5,180,049
Landale Funding LLC
5.31%, 11/15/06 (4)	2,025,587	2,012,453
Lexington Parker Capital Co. LLC
5.19%, 11/15/06 (4)	1,418,482	1,409,493
Mont Blanc Capital Corp.
5.29%, 11/15/06 (4)	1,675,004	1,664,175
Nationwide Building Society
5.27%, 12/15/06	908,917	899,071
Nestle Capital Corp.
5.19%, 08/09/07	1,558,144	1,488,283
Polonius Inc.
5.26% - 5.27%, 12/15/06 - 02/20/07 (4)	1,383,632	1,361,469
Sydney Capital Corp.
5.27%, 12/08/06 (4)	61,936	61,329
Tulip Funding Corp.
5.29%, 11/15/06 (4)	1,369,660	1,360,805
White Pine Finance LLC
5.12%, 10/27/06 (4)	490,815	489,070
		41,053,352

MEDIUM-TERM NOTES (3)-0.43%
Bank of America N.A.
5.28%, 04/20/07	649,227	649,227
Cullinan Finance Corp.
5.71%, 06/28/07 (4)	1,947,680	1,947,680
K2 USA LLC
5.39%, 06/04/07 (4)	1,947,680	1,947,680
Marshall & Ilsley Bank
5.18%, 12/15/06	2,596,906	2,598,718
Sigma Finance Inc.
5.13% - 5.51%, 03/30/07 - 06/18/07 (4)	3,038,380	3,038,380
US Bank N.A.
2.85%, 11/15/06	519,381	518,229
		10,699,914

MONEY MARKET FUNDS-1.08%
Barclays Global Investors Funds Institutional Money Market Fund, Institutional Shares
5.30% (5) (6)	26,880,872	26,880,872
		26,880,872

REPURCHASE AGREEMENTS (3)-2.60%
Banc of America Securities LLC Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,352,514, 4.44% to 8.00%, 6/15/07 to 5/1/19).	$5,193,812	5,193,812
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.35%, due 10/2/06, maturity value $3,897,096 (collateralized by non-U.S. Government debt securities, value $4,287,225, 0.31% to 5.25%, 6/1/35 to 8/25/36).	3,895,359	3,895,359
Bear Stearns Companies Inc. (The) Repurchase Agreement, 5.44%, due 10/2/06, maturity value $3,897,125 (collateralized by non-U.S. Government debt securities, value $4,287,225, 0.31% to 5.25%, 6/1/35 to 8/25/36).	3,895,359	3,895,359

13

BNP Securities Corp. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $259,809 (collateralized by non-U.S. Government debt securities, value $267,626, 5.75%, 3/15/16).	$259,691	$259,691
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $9,093,284 (collateralized by non-U.S. Government debt securities, value $9,548,781, 5.87%, 6/25/36).	9,089,171	9,089,171
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.49%, due 10/2/06, maturity value $2,857,904 (collateralized by non-U.S. Government debt securities, value $3,174,712, 0.00% to 10.00%, 5/27/33 to 9/29/36).	2,856,597	2,856,597
Citigroup Global Markets Holdings Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $1,558,862 (collateralized by non-U.S. Government debt securities, value $1,709,460, 0.00% to 10.00%, 5/27/33 to 9/29/36).	1,558,144	1,558,144
Goldman Sachs & Co. Repurchase Agreement, 5.42%, due 10/2/06, maturity value $5,196,158 (collateralized by non-U.S. Government debt securities, value $5,456,446, 0.00% to 9.00%, 5/1/17 to 2/25/46).	5,193,812	5,193,812
Goldman Sachs Group Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $3,897,122 (collateralized by non-U.S. Government debt securities, value $5,378,497, 0.00% to 8.33%, 10/27/06 to 3/25/37).	3,895,359	3,895,359
Goldman Sachs Group Inc. Repurchase Agreement, 5.53%, due 10/2/06, maturity value $3,117,723 (collateralized by non-U.S. Government debt securities, value $3,273,868, 0.00% to 10.00%, 10/1/06 to 9/30/36).	3,116,287	3,116,287
JP Morgan Securities Inc. Repurchase Agreement, 5.48%, due 10/2/06, maturity value $649,523 (collateralized by non-U.S. Government debt securities, value $682,147, 6.50% to 7.63%, 2/1/07 to 6/1/16).	649,227	649,227
Lehman Brothers Holdings Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,456,567, 0.79% to 9.08%, 8/5/18 to 12/20/54).	5,193,812	5,193,812
Merrill Lynch & Co. Inc. Repurchase Agreement, 5.43%, due 10/2/06, maturity value $5,196,162 (collateralized by non-U.S. Government debt securities, value $5,352,583, 4.85% to 8.60%, 5/1/09 to 12/1/25).	5,193,812	5,193,812
Morgan Stanley Repurchase Agreement, 5.43%, due 10/2/06, maturity value $2,598,081 (collateralized by non-U.S. Government debt securities, value $2,837,662, 4.69% to 6.41%, 12/17/19 to 6/25/45).	2,596,906	2,596,906
Morgan Stanley Repurchase Agreement, 5.53%, due 10/2/06, maturity value $3,507,439 (collateralized by non-U.S. Government debt securities, value $3,691,151, 0.00% to 10.00%, 10/1/06 to 9/30/36).	3,505,823	3,505,823
Morgan Stanley Repurchase Agreement, 5.58%, due 6/4/07, maturity value $1,887,430 (collateralized by non-U.S. Government debt securities, value $1,968,439, 0.00% to 10.00%, 10/1/06 to 9/30/36). (7)	1,817,834	1,817,834
Wachovia Capital Repurchase Agreement, 5.45%, due 10/2/06, maturity value $6,755,023 (collateralized by non-U.S. Government debt securities, value $7,093,380, 0.06% to 7.95%, 8/15/13 to 7/15/45).	6,751,956	6,751,956
		64,662,961

14

TIME DEPOSITS (3)-0.02%
Societe Generale
5.25%, 10/02/06	$466,690	$466,690
		466,690

U.S. TREASURY OBLIGATIONS-0.06%
U.S. Treasury Bill
4.70%, 12/21/06 (8) (9)	1,500,000	1,484,141
		1,484,141

VARIABLE& FLOATING RATE NOTES (3)-6.97%
Allstate Life Global Funding II
5.31% - 5.39%, 05/04/07 - 10/26/07 (4)	6,648,080	6,648,905
American Express Bank
5.29%, 02/28/07	2,596,906	2,596,898
American Express Centurion Bank
5.42%, 07/19/07	2,856,597	2,859,219
American Express Credit Corp.
5.43%, 07/05/07	779,072	779,463
AmeriCredit Automobile Receivables Trust
5.35%, 10/09/07 (4)	493,412	493,412
ASIF Global Financing
5.51%, 05/03/07 (4)	259,691	259,776
Australia & New Zealand Banking Group Ltd.
5.33%, 09/21/07 (4)	1,687,989	1,687,989
Bank of Ireland
5.30% - 5.31%, 08/14/07 - 08/20/07 (4)	3,765,514	3,765,655
Beta Finance Inc.
5.30% - 5.48%, 04/25/07 - 07/25/07 (4)	6,622,111	6,622,414
BMW US Capital LLC
5.33%, 10/15/07 (4)	2,596,906	2,596,906
BNP Paribas
5.36%, 05/18/07 (4)	4,804,276	4,804,276
Carlyle Loan Investment Ltd.
5.38%, 04/13/07 - 07/15/07 (4)	1,895,741	1,895,741
CC USA Inc.
5.48%, 07/30/07 (4)	1,298,453	1,298,606
Commodore CDO Ltd.
5.47%, 06/12/07 (4)	649,227	649,227
Credit Agricole SA
5.48%, 07/23/07	2,596,906	2,596,906
Credit Suisse First Boston NY
5.51%, 04/24/07	1,298,453	1,298,502
Cullinan Finance Corp.
5.36%, 04/25/07 (4)	649,227	649,227
DEPFA Bank PLC
5.43%, 09/14/07	2,596,906	2,596,906
Dorada Finance Inc.
5.47%, 06/27/07 - 07/17/07 (4)	2,986,442	2,986,611
Eli Lilly Services Inc.
5.32%, 10/01/07 (4)	2,596,906	2,596,906
Fifth Third Bancorp
5.31%, 09/21/07 (4)	5,193,812	5,193,812
Five Finance Inc.
5.32% - 5.44%, 12/01/06 - 07/13/07 (4)	2,596,906	2,596,726
General Electric Capital Corp.
5.29% - 5.46%, 07/09/07 - 10/24/07	2,726,751	2,727,328
Granite Master Issuer PLC
5.30%, 08/20/07 (4)	9,089,172	9,089,172
Harrier Finance Funding LLC
5.34% - 5.41%, 07/25/07 - 08/15/07 (4)	2,077,525	2,077,804
Hartford Life Global Funding Trusts
5.35% - 5.55%, 07/13/07 - 10/15/07	3,895,359	3,895,908

15

HBOS Treasury Services PLC
5.46%, 07/24/07 (4)	$2,596,906	$2,596,906
Holmes Financing PLC
5.30%, 07/16/07 (4)	4,544,586	4,544,586
JP Morgan Chase & Co.
5.30%, 08/02/07	1,947,680	1,947,680
K2 USA LLC
5.20% - 5.33%, 04/02/07 - 06/28/07 (4)	1,947,680	1,947,603
Kestrel Funding LLC
5.31%, 07/11/07 (4)	1,038,762	1,038,677
Kommunalkredit Austria AG
5.33%, 09/09/07 (4)	1,558,144	1,558,144
Leafs LLC
5.33%, 01/22/07 - 02/20/07 (4)	2,708,307	2,708,307
Lexington Parker Capital Co. LLC
5.46%, 01/10/07 (4)	3,246,133	3,245,580
Links Finance LLC
5.29% - 5.42%, 05/10/07 - 05/16/07 (4)	2,856,597	2,856,420
Lothian Mortgages Master Issuer PLC
5.30%, 04/24/07 (4)	1,144,269	1,144,269
Marshall & Ilsley Bank
5.31%, 10/15/07	1,428,298	1,428,298
Metropolitan Life Global Funding I
5.34%, 08/06/07 (4)	3,895,359	3,895,359
Metropolitan Life Insurance Funding Agreement
5.57%, 08/01/07 (4) (7)	259,691	259,691
Monumental Global Funding II
5.38%, 12/27/06 (4)	519,381	519,420
Mound Financing PLC
5.30%, 05/08/07 (4)	2,441,092	2,441,092
Natexis Banques Populaires
5.31% - 5.38%, 02/05/07 - 10/15/07 (4)	7,790,719	7,790,607
National City Bank of Indiana
5.37%, 05/21/07	1,298,453	1,298,523
Nationwide Building Society
5.36% - 5.62%, 07/20/07 - 10/05/07 (4)	8,569,790	8,571,600
Newcastle Ltd.
5.35%, 04/24/07 (4)	915,409	915,258
Northern Rock PLC
5.37%, 08/03/07 (4)	3,116,287	3,116,354
Northlake CDO I
5.46%, 09/06/07 (4)	779,072	779,072
Principal Life Global Funding I
5.83%, 02/08/07	1,168,608	1,170,536
Sedna Finance Inc.
5.36% - 5.37%, 05/25/07 - 08/21/07 (4)	3,765,514	3,765,439
Skandinaviska Enskilda Bank NY
5.33%, 10/18/07 (4)	2,596,906	2,596,906
Strips III LLC
5.38%, 07/24/07 (4)	613,670	613,670
SunTrust Bank
5.30%, 05/01/07	2,596,906	2,596,998
Tango Finance Corp.
5.22% - 5.48%, 04/25/07 - 07/16/07 (4)	6,336,451	6,335,949
Union Hamilton Special Funding LLC
5.36% - 5.39%, 12/21/06 - 03/28/07 (4)	3,635,669	3,635,668
Wachovia Asset Securitization Inc.
5.32%, 10/25/06 (4)	3,616,595	3,616,594
Wachovia Bank N.A.
5.43%, 05/22/07	5,193,812	5,193,812
Wal-Mart Stores Inc.
5.50%, 07/16/07 (4)	1,947,680	1,948,712

16

Wells Fargo & Co.
5.34%, 09/14/07 (4)	$1,298,453	$1,298,526
WhistleJacket Capital Ltd.
5.29% - 5.35%, 04/18/07 - 06/13/07 (4)	1,947,680	1,947,672
White Pine Finance LLC
5.29% - 5.35%, 05/22/07 - 08/20/07 (4)	7,790,718	7,789,272
Wind Master Trust
5.32%, 07/25/07 (4)	1,038,762	1,038,762
		173,416,257

TOTAL SHORT-TERM INVESTMENTS (Cost: $331,648,184)		331,648,717

TOTAL INVESTMENTS IN SECURITIES - 112.15% (Cost: $2,539,058,846)		2,791,483,814
Other Assets, Less Liabilities - (12.15)%		(302,361,778)
NET ASSETS - 100.00%		$2,489,122,036

NVS Non-Voting Shares

(1)                                  Non-income earning security.

(2)                                  All or a portion of this security represents a security on loan.    See Note 3.

(3)                                  All or a portion of this security (these securities) represent(s) an investment of securities lending collateral.   See Note 3.

(4)                                  This security or a portion of these securities may be resold to qualified institutional buyers under Rule 144A or pursuant to Section 4(2) of the Securities Act of 1933.

(5)                                  Affiliated issuer. See Note 2.

(6)                                  The rate quoted is the annualized seven-day yield of the fund at period end.

(7)                                  The investment adviser has determined that this security or a portion of these securities is illiquid.

(8)                                  The rate quoted is the yield to maturity.

(9)                                  This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio’s holdings of futures contracts. See Note 1.

As of September 30, 2006, the open futures contracts held by the Master Portfolio were as follows:

		Notional	Net
Futures Contracts	Number of	Contract	Unrealized
(Expiration Date)	Contracts	Value	Appreciation
S&P 500 Index (12/15/06)	456	$30,675,120	$425,676
$425,676

See accompanying notes to the schedule of investments.

17

S&P 500 INDEX MASTER PORTFOLIO

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Master Investment Portfolio (“MIP”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company organized as a Delaware statutory trust. As of September 30, 2006, MIP offered the following separate portfolios:  Active Stock, Bond Index, CoreAlpha Bond, Government Money Market, LifePath Retirement, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Prime Money Market, S&P 500 Index and Treasury Money Market Master Portfolios.

These notes relate only to the schedule of investments for the S&P 500 Index Master Portfolio (the “Master Portfolio”).

1.              SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION

The securities and other assets of the Master Portfolio are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service or a major market maker (or dealer), (ii) based on a price quotation or other equilvalent indication of value supplied by an exchange, a pricing service or a major market maker (or dealer) or (iii) based on amortized cost. In the case of shares of funds that are not traded on an exchange, a market valuation means such fund’s published net asset value per share. The investment adviser may use various pricing services or discontinue the use of any pricing service. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. In the event that the current market valuations are not readily available or such valuations do not reflect current market values, the affected investments will be valued using fair value pricing pursuant to the pricing policy and procedures approved by the Board of Trustees of MIP.

FEDERAL INCOME TAXES

As of September 30, 2006, the cost of investments for federal income tax purposes was $2,542,747,065. Net unrealized appreciation aggregated $248,736,749, of which $518,809,959 represented gross unrealized appreciation on securities and $270,073,210 represented gross unrealized depreciation on securities.

FUTURES CONTRACTS

The Master Portfolio may purchase futures contracts to gain exposure to market changes, as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange-traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt and equity securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin”. Pursuant to regulations and/or published positions of the U.S. Securities and Exchange Commission (“SEC”), the Master Portfolio is required to segregate cash, U.S. Government securities or high-quality, liquid debt instruments and equity in connection with futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Master Portfolio has pledged to a broker a U.S. Treasury Bill with a face amount of $1,500,000 for initial margin requirements.

REPURCHASE AGREEMENTS

The Master Portfolio may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as an investment by the Master Portfolio, collateralized by securities, which are delivered to the Master Portfolio’s custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

2.     TRANSACTIONS WITH AFFILIATES

The Master Portfolio may invest in the Institutional Shares of certain money market funds managed by Barclays Global Fund Advisors (“BGFA”), the Master Portfolio’s investment adviser, including the Government Money Market Fund (“GMMF”), Institutional Money Market Fund (“IMMF”), Prime Money Market Fund (“PMMF”) and Treasury Money Market Fund (“TMMF”) of Barclays Global Investors Funds. The GMMF, IMMF, PMMF and TMMF are feeder funds in a master/feeder fund structure that invest substantially all of their assets in the Government Money Market Master Portfolio, Money Market Master Portfolio, Prime Money Market Master Portfolio and Treasury Money Market Master Portfolio (collectively, the “Master Portfolios”), respectively, which are also managed by BGFA. While the GMMF, IMMF, PMMF and TMMF do not directly charge an investment advisory fee, the Master Portfolios in which they invest do charge an investment advisory fee. Income distributions from the GMMF, IMMF, PMMF and TMMF are declared daily and paid monthly from net investment income.

The following table provides information about the direct investment by the Master Portfolio (exclusive of investments of securities lending collateral) in issuers of which BGFA is an affiliate, for the three quarters ended September 30, 2006.

Number of
	Shares Held			Number of
	Beginning	Gross	Gross	Shares Held	Value at
	of Period	Additions	Reductions	End of Period	End of	Interest
Name of Affiliated Issuer	(in 000s)	(in 000s)	(in 000s)	(in 000s)	Period	Income

IMMF	19,125	4,623,226	4,612,470	26,881	$26,880,872	$881,030

3.     PORTFOLIO SECURITIES LOANED

The Master Portfolio may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Master Portfolio collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by the Master Portfolio is required to have a value of at least 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or may not return the securities when due.

As of September 30, 2006, the Master Portfolio had loaned securities which were collateralized by cash. Pursuant to an exemptive order by the SEC, the cash collateral received was invested in a joint account with other investment funds managed by BGFA. The joint account invests in securities with remaining maturities of 397 days or less, repurchase agreements and money market mutual funds, including money market funds managed by BGFA. Repurchase agreements held in the joint account are fully collateralized by U.S. Government securities or non-U.S. Government debt securities.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Atlas Funds

By	/s/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	11/17/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ W. Lawrence Key
W. Lawrence Key, President and Chief Operating Officer (as Principal Executive Officer)

Date	11/17/06

By	/s/ Gene A. Johnson
Gene A. Johnson, Vice President and Treasurer (as Principal Financial Officer)

Date	11/17/06